UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4707

Fidelity Advisor Series II
(Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	December 31, 2012

Item 1. Reports to Stockholders

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Strategic Income
Fund - Class A, Class T, Class B
and Class C

Annual Report

December 31, 2012

(Fidelity Cover Art)

Contents

Performance	(Click Here)	How the fund has done over time.
Management's Discussion of Fund Performance	(Click Here)	The Portfolio Manager's review of fund performance and strategy.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow. Returns reflect the conversion of Class B shares to Class A shares after a maximum of seven years.

Average Annual Total Returns

Periods ended December 31, 2012	Past 1 year	Past 5 years	Past 10 years
Class A (incl. 4.00% sales charge)	6.15%	7.32%	7.99%
Class T (incl. 4.00% sales charge)	6.07%	7.31%	7.97%
Class B (incl. contingent deferred sales charge) A	4.67%	7.11%	7.87%
Class C (incl. contingent deferred sales charge) B	8.68%	7.39%	7.59%

A Class B shares' contingent deferred sales charges included in the past one year, past five years and past ten years total return figures are 5%, 2%, and 0%, respectively.

B Class C shares' contingent deferred sales charges included in the past one year, past five years and past ten years total return figures are 1%, 0%, and 0%, respectively.

Annual Report

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor® Strategic Income Fund - Class A on December 31, 2002, and the current 4.00% sales charge was paid. The chart shows how the value of your investment would have changed, and also shows how The BofA Merrill LynchSM US High Yield Constrained Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: Amid the crosscurrents of falling interest rates and investors' vacillating concerns about macroeconomic head winds, global bond markets posted solid returns for the 12 months ending December 31, 2012. Accommodative monetary policy by the world's major central banks helped foster an environment in which risk taking was rewarded. As such, more-credit-sensitive bonds with higher yields than U.S. Treasuries outpaced more-defensive government securities. During the fourth quarter, many macroeconomic concerns began to abate, as the eurozone crisis became less severe, China's economy reaccelerated and the fiscal policy issues in the U.S. appeared close to some kind of resolution in the final days of the period. Within an improving economic environment, all four of the asset classes represented in the Composite index for Fidelity Advisor® Strategic Income Fund produced a double-digit gain for the year. The strongest results came from the higher-risk asset categories, mainly emerging-markets debt and U.S. high-yield bonds. Accordingly, the J.P. Morgan Emerging Markets Bond Index Global and The BofA Merrill LynchSM US High Yield Constrained Index rose 18.54% and 15.55%, respectively. Returns for U.S. government and foreign developed-markets debt also were strong, if somewhat more muted. The Barclays® U.S. Government Bond Index returned 2.02%, and the Citigroup® Non-USD Group-of-Seven (G7) Equal Weighted Index added 7.10%.

Comments from Joanna Bewick, who became sole Lead Portfolio Manager of Fidelity Advisor® Strategic Income Fund on June 1, 2012: For the one-year period ending December 31, 2012, the fund's Class A, Class T, Class B and Class C shares rose 10.57%, 10.49%, 9.67% and 9.68%, respectively (excluding sales charges), compared with 10.54% for its benchmark, the Fidelity Strategic Income Composite IndexSM. All four of the underlying subportfolios in the fund beat their respective benchmarks during the period, thanks mainly to opportune security selection by our subportfolio managers. Overall security selection drove the fund's strong performance for the year. Meanwhile, our allocation decisions also contributed, though to a lesser extent, with a modest cash position largely offsetting this positive. We tilted the fund toward riskier asset classes during the period, including high-yield bonds and emerging-markets debt, and those allocation decisions, particularly in the case of high-yield debt, tended to contribute to our excess performance versus the benchmark. Similarly, by underweighting the somewhat-lower yielding U.S. government and developed-markets debt categories, we also achieved excess performance relative to the benchmark.

Annual Report

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2012 to December 31, 2012).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

	Annualized Expense Ratio	Beginning Account Value July 1, 2012	Ending Account Value December 31, 2012	Expenses Paid During Period* July 1, 2012 to December 31, 2012
Class A	.97%
Actual		$ 1,000.00	$ 1,058.20	$ 5.02
HypotheticalA		$ 1,000.00	$ 1,020.26	$ 4.93
Class T	.97%
Actual		$ 1,000.00	$ 1,057.40	$ 5.02
HypotheticalA		$ 1,000.00	$ 1,020.26	$ 4.93
Class B	1.68%
Actual		$ 1,000.00	$ 1,053.50	$ 8.67
HypotheticalA		$ 1,000.00	$ 1,016.69	$ 8.52
Class C	1.72%
Actual		$ 1,000.00	$ 1,054.40	$ 8.88
HypotheticalA		$ 1,000.00	$ 1,016.49	$ 8.72
Institutional Class	.74%
Actual		$ 1,000.00	$ 1,058.70	$ 3.83
HypotheticalA		$ 1,000.00	$ 1,021.42	$ 3.76

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Annual Report

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's fixed-income central funds.

Top Five Holdings as of December 31, 2012
(by issuer, excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
U.S. Treasury Obligations	19.5	19.8
Fannie Mae	3.3	1.9
Freddie Mac	2.5	2.4
German Federal Republic	2.3	2.7
Ginnie Mae	2.3	1.5
	29.9
Top Five Market Sectors as of December 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	9.7	8.4
Consumer Discretionary	6.6	5.4
Energy	5.9	5.4
Industrials	4.8	4.7
Telecommunication Services	4.1	3.6
Quality Diversification (% of fund's net assets)
As of December 31, 2012	As of June 30, 2012
U.S. Government and U.S. Government Agency Obligations† 30.7%	U.S. Government and U.S. Government Agency Obligations† 29.6%
AAA,AA,A 11.3%	AAA,AA,A 13.7%
BBB 9.3%	BBB 6.0%
BB 13.9%	BB 15.3%
B 20.5%	B 20.1%
CCC,CC,C 7.5%	CCC,CC,C 5.8%
Not Rated 2.5%	Not Rated 2.0%
Equities 0.9%	Equities 0.8%
Short-Term Investments and Net Other Assets 3.4%	Short-Term Investments and Net Other Assets 6.7%

† Includes FDIC Guaranteed Corporate Securities and/or NCUA Guaranteed Notes.

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)
As of December 31, 2012*	As of June 30, 2012**
Preferred Securities 0.3%	Preferred Securities 0.2%
Corporate Bonds 38.0%	Corporate Bonds 35.9%
U.S. Government and U.S. Government Agency Obligations† 30.7%	U.S. Government and U.S. Government Agency Obligations† 29.6%
Foreign Government & Government Agency Obligations 21.5%	Foreign Government & Government Agency Obligations 21.8%
Floating Rate Loans 5.1%	Floating Rate Loans 4.9%
Stocks 0.9%	Stocks 0.8%
Other Investments 0.1%	Other Investments 0.1%
Short-Term Investments and Net Other Assets (Liabilities) 3.4%	Short-Term Investments and Net Other Assets (Liabilities) 6.7%

* Foreign investments	34.2%	** Foreign investments	33.1%
* Futures and Swaps	(0.4%)	** Futures and Swaps	1.9%
† Includes FDIC Guaranteed Corporate Securities and/or NCUA Guaranteed Notes.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at advisor.fidelity.com.

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Annual Report

Investments December 31, 2012

Showing Percentage of Net Assets

Corporate Bonds - 38.0%
		Principal Amount (000s) (d)	Value (000s)
Convertible Bonds - 0.3%
CONSUMER DISCRETIONARY - 0.1%
Auto Components - 0.1%
TRW Automotive, Inc. 3.5% 12/1/15		$ 8,595	$ 16,422
INFORMATION TECHNOLOGY - 0.1%
Software - 0.1%
Nuance Communications, Inc.:
2.75% 8/15/27		4,830	6,351
2.75% 11/1/31		830	901
			7,252
MATERIALS - 0.1%
Metals & Mining - 0.1%
Vedanta Resources Jersey II Ltd. 4% 3/30/17		12,300	12,220
TOTAL CONVERTIBLE BONDS			35,894
Nonconvertible Bonds - 37.7%
CONSUMER DISCRETIONARY - 5.7%
Auto Components - 0.4%
Affinia Group, Inc.:
9% 11/30/14		5,140	5,140
10.75% 8/15/16 (g)		1,611	1,746
Cooper Standard Auto, Inc. 8.5% 5/1/18		1,775	1,913
Dana Holding Corp.:
6.5% 2/15/19		3,770	3,987
6.75% 2/15/21		1,400	1,495
Delphi Corp.:
5.875% 5/15/19		5,365	5,754
6.125% 5/15/21		5,255	5,833
Exide Technologies 8.625% 2/1/18		2,135	1,825
International Automotive Components Group SA 9.125% 6/1/18 (g)		5,245	4,799
Stoneridge, Inc. 9.5% 10/15/17 (g)		2,330	2,481
Tenneco, Inc.:
6.875% 12/15/20		6,205	6,756
7.75% 8/15/18		1,545	1,653
Tower Automotive Holdings USA LLC / TA Holdings Finance, Inc. 10.625% 9/1/17 (g)		4,917	5,384
			48,766
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Automobiles - 0.1%
Ford Motor Co. 7.45% 7/16/31		$ 2,365	$ 3,004
General Motors Corp.:
6.75% 5/1/28 (c)		10,670	0
7.125% 7/15/13 (c)		1,605	0
7.2% 1/15/11 (c)		4,015	0
7.4% 9/1/25 (c)		500	0
7.7% 4/15/16 (c)		7,804	0
8.25% 7/15/23 (c)		4,845	0
8.375% 7/15/33 (c)		7,015	0
Jaguar Holding Co. II/Jaguar Merger Sub, Inc. 9.5% 12/1/19 (g)		3,970	4,506
			7,510
Distributors - 0.0%
Innovation Ventures LLC / Innovation Ventures Finance Corp. 9.5% 8/15/19 (g)		3,680	3,459
Diversified Consumer Services - 0.1%
Laureate Education, Inc. 9.25% 9/1/19 (g)		17,230	18,005
Hotels, Restaurants & Leisure - 1.3%
Arcos Dorados Holdings, Inc. 10.25% 7/13/16 (g)	BRL	17,105	8,897
Caesars Entertainment Operating Co., Inc. 8.5% 2/15/20		20,685	20,530
Caesars Operating Escrow LLC/Caesars Escrow Corp. 9% 2/15/20 (g)		9,660	9,757
Chester Downs & Marina LLC 9.25% 2/1/20 (g)		1,520	1,478
Choice Hotels International, Inc. 5.75% 7/1/22		1,445	1,600
FelCor Lodging LP 5.625% 3/1/23 (g)		4,185	4,185
Graton Economic Development Authority 9.625% 9/1/19 (g)		10,505	11,293
GWR Operating Partnership LLP/Great Wolf Finance Corp. 10.875% 4/1/17		4,365	4,965
Landry's Holdings II, Inc. 10.25% 1/1/18 (g)		2,855	2,826
MCE Finance Ltd. 10.25% 5/15/18		7,675	8,711
Mohegan Tribal Gaming Authority 11% 9/15/18 pay-in-kind (g)(k)		2,333	1,837
MTR Gaming Group, Inc. 11.5% 8/1/19 pay-in-kind		6,386	6,742
NAI Entertainment Holdings LLC/NAI Entertainment Finance Corp. 8.25% 12/15/17 (g)		2,471	2,721
NCL Corp. Ltd. 9.5% 11/15/18		1,450	1,602
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
Palace Entertainment Holdings LLC/Corp. 8.875% 4/15/17 (g)		$ 1,135	$ 1,205
Seven Seas Cruises S de RL LLC 9.125% 5/15/19		670	709
Shingle Springs Tribal Gaming Authority 9.375% 6/15/15 (g)		1,540	1,502
Six Flags Entertainment Corp. 5.25% 1/15/21 (g)		7,515	7,543
Station Casinos LLC 3.66% 6/18/18 (e)		20,450	17,383
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp. 8.625% 4/15/16 (g)		580	622
Waterford Gaming LLC/Waterford Gaming Finance Corp. 8.625% 9/15/14 (g)		718	239
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.:
5.375% 3/15/22		14,400	15,300
7.75% 8/15/20		22,030	25,114
			156,761
Household Durables - 1.1%
Brookfield Residential Properties, Inc. 6.5% 12/15/20 (g)		2,595	2,666
D.R. Horton, Inc. 4.375% 9/15/22		5,395	5,503
Dispensing Dynamics International 12.5% 1/1/18 (g)		2,505	2,455
Jarden Corp. 6.125% 11/15/22		3,220	3,486
Reliance Intermediate Holdings LP 9.5% 12/15/19 (g)		6,915	7,849
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA:
5.75% 10/15/20 (g)		24,830	25,699
6.875% 2/15/21		6,200	6,681
7.125% 4/15/19		12,480	13,416
8.25% 2/15/21		19,525	19,818
8.5% 5/15/18 (e)		445	456
9% 4/15/19		18,040	18,762
9.875% 8/15/19		7,585	8,116
Sealy Mattress Co. 10.875% 4/15/16 (g)		1,292	1,370
Standard Pacific Corp.:
8.375% 5/15/18		2,255	2,616
8.375% 1/15/21		4,340	5,067
Tempur-Pedic International, Inc. 6.875% 12/15/20 (g)		2,010	2,068
Toll Brothers Finance Corp. 5.875% 2/15/22		5,175	5,874
			131,902
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Leisure Equipment & Products - 0.1%
Cedar Fair LP/Magnum Management Corp. 9.125% 8/1/18		$ 7,710	$ 8,674
Easton-Bell Sports, Inc. 9.75% 12/1/16		1,505	1,618
			10,292
Media - 2.1%
AMC Networks, Inc. 4.75% 12/15/22		3,080	3,080
Bresnan Broadband Holdings LLC 8% 12/15/18 (g)		2,255	2,435
CCO Holdings LLC/CCO Holdings Capital Corp.:
5.125% 2/15/23		6,575	6,559
5.25% 9/30/22		7,240	7,340
6.5% 4/30/21		10,200	11,003
6.625% 1/31/22		8,220	8,980
7.375% 6/1/20		5,685	6,296
7.875% 4/30/18		2,920	3,143
8.125% 4/30/20		6,955	7,790
Cequel Communications Escrow 1 LLC/Cequel Communications Escrow Capital Corp. 6.375% 9/15/20 (g)		6,305	6,541
Checkout Holding Corp. 0% 11/15/15 (g)		3,225	2,258
Cinemark USA, Inc. 5.125% 12/15/22 (g)		1,470	1,488
Clear Channel Communications, Inc.:
5.5% 9/15/14		485	452
9% 12/15/19 (g)		2,177	1,987
10.75% 8/1/16		17,155	12,952
Clear Channel Worldwide Holdings, Inc.:
6.5% 11/15/22 (g)		7,985	8,205
6.5% 11/15/22 (g)		21,590	22,400
DISH DBS Corp.:
5% 3/15/23 (g)		14,540	14,613
5.875% 7/15/22		30,695	33,189
6.75% 6/1/21		9,370	10,682
EchoStar Communications Corp. 7.125% 2/1/16		18,425	20,544
Liberty Media Corp. 8.5% 7/15/29		6,535	7,074
Livent, Inc. yankee 9.375% 10/15/04 (c)		300	0
MDC Partners, Inc. 11% 11/1/16		845	928
MediMedia USA, Inc. 11.375% 11/15/14 (g)		850	825
Mood Media Corp. 9.25% 10/15/20 (g)		4,890	5,159
Quebecor Media, Inc. 5.75% 1/15/23 (g)		7,660	8,024
Sheridan Group, Inc. 12.5% 4/15/14		2,986	2,478
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Media - continued
Sinclair Television Group, Inc. 8.375% 10/15/18		$ 3,550	$ 3,967
Sirius XM Radio, Inc. 5.25% 8/15/22 (g)		4,765	4,813
Starz LLC/Starz Finance Corp. 5% 9/15/19 (g)		4,305	4,413
TV Azteca SA de CV 7.5% 5/25/18 (Reg. S)		5,940	6,371
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH 5.5% 1/15/23 (g)		5,540	5,665
WMG Acquisition Corp. 11.5% 10/1/18		15,140	17,562
			259,216
Specialty Retail - 0.3%
Asbury Automotive Group, Inc. 8.375% 11/15/20		1,455	1,611
Jo-Ann Stores, Inc. 9.75% 10/15/19 pay-in-kind (g)(k)		4,660	4,660
Limited Brands, Inc. 5.625% 2/15/22		6,880	7,499
Michaels Stores, Inc. 7.75% 11/1/18 (g)		3,580	3,925
Office Depot, Inc. 9.75% 3/15/19 (g)		3,730	3,926
Petco Holdings, Inc. 8.5% 10/15/17 pay-in-kind (g)		5,250	5,388
Sally Holdings LLC 6.875% 11/15/19		3,305	3,644
Sonic Automotive, Inc. 9% 3/15/18		9,150	10,065
Spencer Spirit Holdings, Inc./Spencer Gifts LLC/Spirit Halloween Superstores 11% 5/1/17 (g)		2,770	2,992
			43,710
Textiles, Apparel & Luxury Goods - 0.2%
Hanesbrands, Inc. 6.375% 12/15/20		7,350	8,048
Levi Strauss & Co. 7.625% 5/15/20		9,350	10,192
Polymer Group, Inc. 7.75% 2/1/19		1,575	1,689
PVH Corp. 4.5% 12/15/22		7,850	7,929
			27,858
TOTAL CONSUMER DISCRETIONARY			707,479
CONSUMER STAPLES - 1.0%
Beverages - 0.1%
Carlsberg Breweries A/S 2.625% 11/15/22	EUR	2,450	3,220
Constellation Brands, Inc. 4.625% 3/1/23		2,575	2,684
Davide Campari-Milano SpA 4.5% 10/25/19	EUR	4,800	6,598
			12,502
Food & Staples Retailing - 0.3%
Bi-Lo LLC/Bi-Lo Finance Corp. 9.25% 2/15/19 (g)		8,755	9,390
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER STAPLES - continued
Food & Staples Retailing - continued
Grifols, Inc. 8.25% 2/1/18		$ 4,920	$ 5,424
Rite Aid Corp.:
8% 8/15/20		4,380	5,004
9.25% 3/15/20		8,445	8,952
9.75% 6/12/16		590	639
10.25% 10/15/19		1,835	2,092
Shearers Foods LLC/Chip Finance Corp. 9% 11/1/19 (g)		1,300	1,365
Tops Markets LLC 8.875% 12/15/17 (g)		2,820	2,912
			35,778
Food Products - 0.4%
Agrokor d.d. 8.875% 2/1/20 (g)		2,655	2,884
Darling International, Inc. 8.5% 12/15/18		1,130	1,285
Dean Foods Co. 9.75% 12/15/18		7,250	8,265
FAGE Dairy Industry SA/FAGE USA Dairy Industry, Inc. 9.875% 2/1/20 (g)		4,200	4,515
Gruma SAB de CV 7.75% (Reg. S) (h)		6,630	6,680
JBS USA LLC/JBS USA Finance, Inc.:
8.25% 2/1/20 (g)		3,315	3,506
11.625% 5/1/14		5,200	5,817
MHP SA 10.25% 4/29/15 (g)		4,000	4,210
Michael Foods Holding, Inc. 8.5% 7/15/18 pay-in-kind (g)(k)		1,770	1,810
Michael Foods, Inc. 9.75% 7/15/18		1,885	2,083
Post Holdings, Inc. 7.375% 2/15/22 (g)		1,055	1,155
Smithfield Foods, Inc. 6.625% 8/15/22		4,710	5,193
			47,403
Household Products - 0.1%
Spectrum Brands Escrow Corp.:
6.375% 11/15/20 (g)		1,415	1,507
6.625% 11/15/22 (g)		1,675	1,796
Spectrum Brands Holdings, Inc. 9.5% 6/15/18		2,890	3,280
			6,583
Personal Products - 0.1%
Elizabeth Arden, Inc. 7.375% 3/15/21		1,560	1,737
NBTY, Inc. 9% 10/1/18		5,005	5,668
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER STAPLES - continued
Personal Products - continued
Prestige Brands, Inc. 8.125% 2/1/20		$ 770	$ 857
Revlon Consumer Products Corp. 9.75% 11/15/15		3,875	4,078
			12,340
Tobacco - 0.0%
BAT Holdings BV 2.375% 1/19/23	EUR	4,500	5,939
TOTAL CONSUMER STAPLES			120,545
ENERGY - 5.7%
Energy Equipment & Services - 0.4%
Atwood Oceanics, Inc. 6.5% 2/1/20		1,120	1,204
Basic Energy Services, Inc. 7.75% 10/15/22 (g)		3,640	3,531
Chesapeake Oilfield Operating LLC 6.625% 11/15/19 (g)		5,735	5,405
Drill Rigs Holdings, Inc. 6.5% 10/1/17 (g)		3,410	3,384
Forbes Energy Services Ltd. 9% 6/15/19		3,755	3,342
Helix Energy Solutions Group, Inc. 9.5% 1/15/16 (g)		2,298	2,355
Oil States International, Inc.:
5.125% 1/15/23 (g)		3,665	3,715
6.5% 6/1/19		3,855	4,106
Pacific Drilling V Ltd. 7.25% 12/1/17 (g)		9,695	10,059
Pioneer Drilling Co. 9.875% 3/15/18		3,410	3,708
Precision Drilling Corp. 6.5% 12/15/21		940	1,001
Pride International, Inc. 6.875% 8/15/20		3,150	3,984
Trinidad Drilling Ltd. 7.875% 1/15/19 (g)		1,615	1,712
			47,506
Oil, Gas & Consumable Fuels - 5.3%
Access Midstream Partners LP/ACMP Finance Corp. 4.875% 5/15/23		7,005	7,110
Afren PLC 11.5% 2/1/16 (g)		2,375	2,749
Atlas Pipeline Escrow LLC 6.625% 10/1/20 (g)		3,615	3,773
Atlas Pipeline Partners LP/Atlas Pipeline Finance Corp. 6.625% 10/1/20 (g)		1,210	1,252
Berry Petroleum Co. 10.25% 6/1/14		2,220	2,459
Calumet Specialty Products Partners LP/Calumet Finance Corp.:
9.375% 5/1/19		3,750	4,068
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Calumet Specialty Products Partners LP/Calumet Finance Corp.: - continued
9.625% 8/1/20 (g)		$ 4,800	$ 5,232
Carrizo Oil & Gas, Inc. 8.625% 10/15/18		9,835	10,622
Chaparral Energy, Inc. 9.875% 10/1/20		1,845	2,099
Clayton Williams Energy, Inc. 7.75% 4/1/19		5,160	5,141
Concho Resources, Inc.:
5.5% 4/1/23		8,340	8,757
6.5% 1/15/22		6,135	6,749
7% 1/15/21		2,855	3,176
Continental Resources, Inc.:
5% 9/15/22		24,090	25,897
7.125% 4/1/21		2,540	2,883
8.25% 10/1/19		885	1,000
Crestwood Midstream Partners LP/Finance Corp.:
7.75% 4/1/19		2,235	2,319
7.75% 4/1/19 (g)		4,590	4,774
Crosstex Energy L.P./Crosstex Energy Finance Corp. 8.875% 2/15/18		4,920	5,314
CVR Refining LLC/Coffeyville Finance, Inc. 6.5% 11/1/22 (g)		7,290	7,254
Denbury Resources, Inc.:
8.25% 2/15/20		3,877	4,362
9.75% 3/1/16		1,660	1,760
DTEK Finance BV 9.5% 4/28/15 (g)		2,435	2,463
Eagle Rock Energy Partners LP / Eagle Rock Energy Finance Corp. 8.375% 6/1/19		5,125	5,228
Energy Partners Ltd. 8.25% 2/15/18		6,600	6,798
Energy Transfer Equity LP 7.5% 10/15/20		10,210	11,793
Energy XXI Gulf Coast, Inc. 9.25% 12/15/17		12,735	14,550
EPL Oil & Gas, Inc. 8.25% 2/15/18 (g)		4,890	5,024
Everest Acquisition LLC/Everest Acquisition Finance, Inc. 6.875% 5/1/19		5,580	6,054
EXCO Resources, Inc. 7.5% 9/15/18		8,000	7,760
Forest Oil Corp. 7.5% 9/15/20 (g)		6,705	7,040
Goodrich Petroleum Corp. 8.875% 3/15/19		3,485	3,328
Halcon Resources Corp. 8.875% 5/15/21 (g)		4,140	4,388
Hiland Partners LP/Finance Corp. 7.25% 10/1/20 (g)		2,325	2,488
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Inergy Midstream LP/Inergy Finance Corp. 6% 12/15/20 (g)		$ 6,670	$ 6,837
IPIC GMTN Ltd. 2.375% 5/30/18 (Reg. S)	EUR	2,200	2,976
KazMunaiGaz Finance Sub BV:
6.375% 4/9/21 (g)		3,510	4,296
7% 5/5/20 (g)		4,100	5,105
9.125% 7/2/18 (g)		4,825	6,381
Laredo Pete, Inc. 7.375% 5/1/22		5,910	6,495
LINN Energy LLC/LINN Energy Finance Corp.:
6.25% 11/1/19 (g)		3,640	3,658
7.75% 2/1/21		20,160	21,470
8.625% 4/15/20		19,045	20,759
Markwest Energy Partners LP/Markwest Energy Finance Corp.:
5.5% 2/15/23		2,325	2,511
6.25% 6/15/22		9,605	10,517
6.75% 11/1/20		1,880	2,059
Naftogaz of Ukraine NJSC 9.5% 9/30/14		5,400	5,542
Newfield Exploration Co.:
5.625% 7/1/24		5,200	5,616
6.875% 2/1/20		12,875	13,776
Northern Tier Energy LLC/Northern Tier Finance Corp. 7.125% 11/15/20 (g)		2,245	2,324
OGX Petroleo e Gas Participacoes SA 8.5% 6/1/18 (g)		6,865	6,179
Pacific Rubiales Energy Corp. 7.25% 12/12/21 (g)		7,224	8,353
Pan American Energy LLC 7.875% 5/7/21 (g)		5,490	4,776
PBF Holding Co. LLC/PBF Finance Corp. 8.25% 2/15/20 (g)		9,325	10,118
Pemex Project Funding Master Trust:
5.75% 3/1/18		5,050	5,883
6.625% 6/15/35		10,835	13,923
Petrobras International Finance Co. Ltd.:
5.375% 1/27/21		5,230	5,888
6.875% 1/20/40		3,505	4,483
8.375% 12/10/18		4,735	6,051
Petroleos de Venezuela SA:
4.9% 10/28/14		19,475	18,501
5.375% 4/12/27		9,810	6,818
5.5% 4/12/37		4,980	3,386
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Petroleos de Venezuela SA: - continued
8.5% 11/2/17 (g)		$ 54,105	$ 53,293
9% 11/17/21 (Reg. S)		7,950	7,533
9.75% 5/17/35 (g)		12,465	11,966
12.75% 2/17/22 (g)		18,475	20,646
Petroleos Mexicanos:
4.875% 1/24/22		3,930	4,425
5.5% 1/21/21		4,720	5,504
5.5% 6/27/44		5,525	6,078
5.5% 6/27/44 (g)		1,915	2,109
6% 3/5/20		2,990	3,582
6.5% 6/2/41		4,275	5,365
6.625% (g)(h)		14,915	16,011
8% 5/3/19		2,695	3,524
Pioneer Natural Resources Co. 7.5% 1/15/20		8,285	10,491
PT Adaro Indonesia 7.625% 10/22/19 (g)		3,959	4,394
PT Pertamina Persero:
4.875% 5/3/22 (g)		5,190	5,670
5.25% 5/23/21 (g)		3,185	3,551
6% 5/3/42 (g)		4,240	4,770
6.5% 5/27/41 (g)		4,930	5,830
QEP Resources, Inc. 5.25% 5/1/23		5,955	6,283
QR Energy LP/QRE Finance Corp. 9.25% 8/1/20		4,060	4,273
Range Resources Corp.:
5% 8/15/22		1,210	1,264
5.75% 6/1/21		1,210	1,298
Regency Energy Partners LP/Regency Energy Finance Corp. 6.875% 12/1/18		6,445	6,993
Rosetta Resources, Inc. 9.5% 4/15/18		3,565	3,935
Southern Star Central Corp. 6.75% 3/1/16		1,560	1,587
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
5.25% 5/1/23 (g)		1,300	1,342
6.375% 8/1/22 (g)		2,660	2,899
6.875% 2/1/21		2,785	3,050
11.25% 7/15/17		4,265	4,681
Teekay Corp. 8.5% 1/15/20		3,695	3,898
Tennessee Gas Pipeline Co.:
7% 10/15/28		550	752
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Tennessee Gas Pipeline Co.: - continued
7.625% 4/1/37		$ 1,035	$ 1,466
8.375% 6/15/32		1,155	1,659
Tesoro Corp.:
4.25% 10/1/17		2,970	3,074
5.375% 10/1/22		3,340	3,557
Tesoro Logistics LP/Tesoro Logistics Finance Corp. 5.875% 10/1/20 (g)		1,010	1,055
Venoco, Inc. 8.875% 2/15/19		3,090	2,897
W&T Offshore, Inc. 8.5% 6/15/19 (g)		4,890	5,220
WPX Energy, Inc. 6% 1/15/22		7,035	7,598
Zhaikmunai International BV 7.125% 11/13/19 (g)		5,430	5,722
			659,590
TOTAL ENERGY			707,096
FINANCIALS - 7.1%
Capital Markets - 0.2%
Equinox Holdings, Inc. 9.5% 2/1/16 (g)		5,755	6,072
Lloyds TSB Bank PLC 4.875% 3/30/27	GBP	7,700	14,514
Penson Worldwide, Inc. 12.5% 5/15/17 (c)(g)		3,580	788
			21,374
Commercial Banks - 1.9%
Abbey National Treasury Services PLC 5.25% 2/16/29	GBP	3,400	6,746
Access Finance BV 7.25% 7/25/17 (g)		2,850	3,000
Akbank T.A.S.:
3.875% 10/24/17 (g)		2,830	2,915
5.125% 7/22/15 (g)		4,495	4,742
Banco Santander Mexico SA 4.125% 11/9/22 (g)		2,905	2,941
Barclays Bank PLC 4.25% 1/12/22	GBP	1,610	2,968
BBVA Paraguay SA 9.75% 2/11/16 (g)		4,430	4,784
BNP Paribas SA 2.5% 8/23/19	EUR	2,200	3,029
CIT Group, Inc.:
4.25% 8/15/17		10,445	10,756
5% 5/15/17		12,005	12,725
5% 8/15/22		8,305	8,856
5.25% 3/15/18		24,005	25,685
5.375% 5/15/20		10,385	11,346
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Commercial Banks - continued
CIT Group, Inc.: - continued
5.5% 2/15/19 (g)		$ 35,510	$ 38,706
Co-Operative Bank PLC 4.75% 11/11/21	GBP	4,110	7,687
Development Bank of Philippines 8.375% (h)(k)		6,440	7,132
Eastern and Southern African Trade and Development Bank 6.875% 1/9/16 (Reg. S)		2,385	2,433
Finansbank A/S 5.15% 11/1/17 (g)		4,930	4,905
Georgia Bank Joint Stock Co. 7.75% 7/5/17 (g)		5,370	5,504
HSBK (Europe) BV:
7.25% 5/3/17 (g)		5,050	5,525
9.25% 10/16/13 (g)		3,262	3,409
International Bank for Reconstruction & Development 8% 6/20/13	NGN	290,000	1,802
JSC Kazkommertsbank BV 8% 11/3/15 (g)		3,060	2,876
JSC Oschadbank 8.25% 3/10/16 (Issued by SSB #1 PLC for JSC Oschadbank)		950	895
Kazkommerts International BV 7.875% 4/7/14 (Reg. S)		3,015	3,001
Magyar Export-Import Bank 5.5% 2/12/18 (g)		2,860	2,899
Nordea Bank AB 2.25% 10/5/17 (Reg. S)	EUR	3,000	4,146
RSHB Capital SA:
6% 6/3/21 (g)(k)		2,155	2,247
9% 6/11/14 (g)		2,120	2,321
The State Export-Import Bank of Ukraine JSC 5.7928% 2/9/16 (Issued by Credit Suisse First Boston International for The State Export-Import Bank of Ukraine JSC) (e)		6,475	5,342
Trade & Development Bank of Mongolia LLC 8.5% 10/25/13		2,615	2,641
Turkiye Garanti Bankasi A/S 4% 9/13/17 (g)		2,420	2,499
Vimpel Communications 8.25% 5/23/16 (Reg. S) (Issued by UBS Luxembourg SA for Vimpel Communications)		10,785	12,160
Vnesheconombank Via VEB Finance PLC 6.025% 7/5/22 (g)		4,100	4,787
Wells Fargo & Co. 2.625% 8/16/22	EUR	2,700	3,689
			227,099
Consumer Finance - 2.5%
Ally Financial, Inc.:
5.5% 2/15/17		7,530	8,038
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Consumer Finance - continued
Ally Financial, Inc.: - continued
7.5% 9/15/20		$ 47,655	$ 57,543
8% 3/15/20		39,660	48,584
Ford Motor Credit Co. LLC:
4.25% 2/3/17		17,800	19,069
4.25% 9/20/22		5,147	5,436
5.75% 2/1/21		2,370	2,729
5.875% 8/2/21		17,745	20,665
General Motors Acceptance Corp. 8% 11/1/31		27,890	35,211
GMAC LLC:
6.75% 12/1/14		2,965	3,202
8% 11/1/31		64,378	81,599
SLM Corp.:
6% 1/25/17		9,240	10,002
7.25% 1/25/22		8,430	9,231
8% 3/25/20		7,185	8,191
			309,500
Diversified Financial Services - 1.9%
Aquarius Investments Luxemburg 8.25% 2/18/16		5,155	5,593
Biz Finance PLC 8.375% 4/27/15 (Reg. S)		6,650	6,600
CDW LLC/CDW Finance Corp. 8% 12/15/18		1,590	1,753
Citigroup, Inc. 5.9% (h)(k)		12,520	12,642
Dignity Finance PLC:
6.31% 12/31/23 (Reg. S)	GBP	207	410
8.151% 12/31/30	GBP	475	1,085
European Economic Community:
2.5% 11/4/27 (Reg. S)	EUR	4,200	5,725
2.875% 4/4/28	EUR	6,500	9,281
Fibria Overseas Finance Ltd. 7.5% 5/4/20 (g)		2,575	2,858
FMS Wertmanagement AoeR 3% 9/8/21	EUR	11,500	16,977
GE Capital UK Funding 4.375% 7/31/19	GBP	5,050	8,911
General Motors Financial Co., Inc. 6.75% 6/1/18		6,140	7,000
Hilcorp Energy I LP/Hilcorp Finance Co. 7.625% 4/15/21 (g)		4,195	4,573
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
7.75% 1/15/16		14,795	15,331
8% 1/15/18		38,797	41,658
Indo Energy Finance BV 7% 5/7/18 (g)		5,460	5,733
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Diversified Financial Services - continued
JPMorgan Chase & Co. 2.75% 8/24/22	EUR	700	$ 957
KfW 1.25% 10/17/19	EUR	7,400	9,920
Magnesita Finance Ltd. 8.625% (g)(h)		2,595	2,725
New Academy Finance Co. LLC/New Academy Finance Corp. 8% 6/15/18 pay-in-kind (g)		4,985	5,060
Porterbrook Rail Finance Ltd. 5.5% 4/20/19	GBP	1,350	2,494
Regions Financing Trust II 6.625% 5/15/47 (k)		4,735	4,711
TMK Capital SA 7.75% 1/27/18		6,100	6,390
Transportation Union LLC/Transportation Union Financing Corp. 11.375% 6/15/18		11,580	13,491
TransUnion Holding Co., Inc. 9.625% 6/15/18 pay-in-kind (k)		2,910	3,077
Vnesheconombank Via VEB Finance PLC:
6.8% 11/22/25 (g)		4,640	5,696
6.902% 7/9/20 (g)		7,355	8,936
Wind Acquisition Holdings Finance SA 12.25% 7/15/17 pay-in-kind (g)(k)		24,368	23,479
Zhaikmunai Finance BV 10.5% 10/19/15 (g)		4,270	4,697
			237,763
Insurance - 0.0%
CNO Financial Group, Inc. 6.375% 10/1/20 (g)		2,460	2,558
Real Estate Investment Trusts - 0.3%
MPT Operating Partnership LP/MPT Finance Corp. 6.875% 5/1/21		7,955	8,631
Omega Healthcare Investors, Inc.:
5.875% 3/15/24		13,845	14,676
6.75% 10/15/22		8,390	9,103
7.5% 2/15/20		4,860	5,334
			37,744
Real Estate Management & Development - 0.3%
CB Richard Ellis Services, Inc. 6.625% 10/15/20		5,565	6,073
Realogy Corp.:
7.625% 1/15/20 (g)		6,330	7,153
7.875% 2/15/19 (g)		5,680	6,170
9% 1/15/20 (g)		3,740	4,249
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Management & Development - continued
Taylor Morrison Community Monarch 7.75% 4/15/20 (g)		$ 3,830	$ 4,089
Tesco Property Finance 5 PLC 5.6611% 10/13/41	GBP	2,490	4,373
			32,107
TOTAL FINANCIALS			868,145
HEALTH CARE - 3.5%
Health Care Equipment & Supplies - 0.1%
Aviv Healthcare Properties LP/Aviv Healthcare Capital Corp. 7.75% 2/15/19		35	37
DJO Finance LLC/DJO Finance Corp.:
8.75% 3/15/18 (g)		2,270	2,520
9.875% 4/15/18 (g)		2,275	2,366
Kinetic Concepts, Inc./KCI (USA), Inc. 10.5% 11/1/18 (g)		5,190	5,411
			10,334
Health Care Providers & Services - 2.9%
Community Health Systems, Inc.:
5.125% 8/15/18		4,870	5,077
7.125% 7/15/20		4,885	5,245
8% 11/15/19		13,255	14,531
CRC Health Group, Inc. 10.75% 2/1/16		1,880	1,833
DaVita, Inc.:
5.75% 8/15/22		9,960	10,495
6.375% 11/1/18		12,740	13,664
6.625% 11/1/20		10,185	11,051
Fresenius Medical Care US Finance II, Inc.:
5.625% 7/31/19 (g)		15,215	16,204
5.875% 1/31/22 (g)		16,815	17,992
Gentiva Health Services, Inc. 11.5% 9/1/18		5,710	5,396
HCA Holdings, Inc.:
6.25% 2/15/21		5,850	6,026
7.75% 5/15/21		38,425	41,883
HCA, Inc.:
4.75% 5/1/23		6,115	6,222
5.875% 3/15/22		19,190	20,869
5.875% 5/1/23		20,650	21,373
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
HEALTH CARE - continued
Health Care Providers & Services - continued
HCA, Inc.: - continued
6.5% 2/15/16		$ 4,220	$ 4,610
6.5% 2/15/20		9,920	11,160
7.25% 9/15/20		38,835	43,010
7.5% 2/15/22		12,110	13,866
8% 10/1/18		1,365	1,597
Health Management Associates, Inc. 7.375% 1/15/20		2,985	3,209
HealthSouth Corp.:
5.75% 11/1/24		3,000	3,045
8.125% 2/15/20		7,395	8,162
IASIS Healthcare LLC/IASIS Capital Corp. 8.375% 5/15/19		4,035	3,813
InVentiv Health, Inc. 10% 8/15/18 (g)		905	774
ResCare, Inc. 10.75% 1/15/19		2,735	3,032
Rotech Healthcare, Inc. 10.5% 3/15/18		2,475	1,646
Sabra Health Care LP/Sabra Capital Corp. 8.125% 11/1/18		4,585	4,872
Tenet Healthcare Corp.:
4.75% 6/1/20 (g)		3,960	4,010
6.25% 11/1/18		38,116	41,832
6.75% 2/1/20 (g)		4,290	4,419
6.875% 11/15/31		4,110	3,699
8% 8/1/20		7,245	7,802
UHS Escrow Corp. 7% 10/1/18		1,020	1,125
Vanguard Health Systems, Inc. 0% 2/1/16		241	181
			363,725
Health Care Technology - 0.1%
ConvaTec Healthcare ESA 10.5% 12/15/18 (g)		4,860	5,358
Thomson Reuters Healthcare, Inc. 10.625% 6/1/20 (g)		4,285	4,564
			9,922
Pharmaceuticals - 0.4%
Elan Finance PLC/Elan Finance Corp. 6.25% 10/15/19 (g)		4,365	4,583
Leiner Health Products, Inc. 11% 6/1/49 (c)		1,885	0
Mylan, Inc.:
6% 11/15/18 (g)		1,610	1,778
7.875% 7/15/20 (g)		5,985	7,073
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
HEALTH CARE - continued
Pharmaceuticals - continued
Valeant Pharmaceuticals International:
6.375% 10/15/20 (g)		$ 3,625	$ 3,888
6.75% 8/15/21 (g)		9,090	9,749
6.875% 12/1/18 (g)		8,900	9,590
VPI Escrow Corp. 6.375% 10/15/20 (g)		14,380	15,296
			51,957
TOTAL HEALTH CARE			435,938
INDUSTRIALS - 4.0%
Aerospace & Defense - 0.2%
Alion Science & Technology Corp.:
10.25% 2/1/15		800	410
12% 11/1/14 pay-in-kind		1,506	1,445
Huntington Ingalls Industries, Inc.:
6.875% 3/15/18		18,060	19,640
7.125% 3/15/21		1,675	1,822
			23,317
Airlines - 0.4%
Air Canada 9.25% 8/1/15 (g)		7,170	7,493
Continental Airlines, Inc.:
pass-thru trust certificates 6.903% 4/19/22		774	826
6.125% 4/29/18 (g)		1,720	1,733
7.25% 11/10/19		4,440	5,117
Delta Air Lines, Inc. pass-thru trust certificates:
6.821% 8/10/22		9,112	10,171
8.021% 8/10/22		3,327	3,610
Northwest Airlines, Inc. pass-thru trust certificates:
7.027% 11/1/19		2,013	2,237
8.028% 11/1/17		559	605
U.S. Airways pass-thru trust certificates:
Series 2011-1 Class A, 7.125% 4/22/25		4,883	5,493
Series 2012-2:
Class A, 4.625% 12/3/26		2,400	2,448
Class B, 6.75% 12/3/22		1,875	1,922
United Air Lines, Inc.:
9.875% 8/1/13 (g)		1,735	1,735
12% 11/1/13 (g)		3,415	3,466
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Airlines - continued
United Air Lines, Inc. pass-thru trust certificates 9.75% 1/15/17		$ 6,781	$ 7,799
			54,655
Building Products - 0.3%
HD Supply, Inc.:
8.125% 4/15/19 (g)		4,815	5,501
11% 4/15/20 (g)		9,350	11,033
11.5% 7/15/20 (g)		12,145	13,663
Isabelle Acquisition Sub, Inc. 10% 11/15/18 pay-in-kind (g)(k)		1,230	1,335
Nortek, Inc. 8.5% 4/15/21 (g)		3,675	4,070
			35,602
Commercial Services & Supplies - 0.4%
ADS Tactical, Inc. 11% 4/1/18 (g)		1,640	1,673
American Reprographics Co. 10.5% 12/15/16		4,570	4,524
Bakercorp International, Inc. 8.25% 6/1/19		2,915	2,937
Clean Harbors, Inc.:
5.125% 6/1/21 (g)		3,050	3,157
5.25% 8/1/20		3,395	3,539
Covanta Holding Corp. 7.25% 12/1/20		4,940	5,443
Garda World Security Corp. 9.75% 3/15/17 (g)		2,260	2,367
Iron Mountain, Inc. 5.75% 8/15/24		3,800	3,848
Tervita Corp. 9.75% 11/1/19 (g)		4,890	4,719
The Geo Group, Inc. 7.75% 10/15/17		2,845	3,065
United Rentals North America, Inc. 8.375% 9/15/20		6,995	7,729
WP Rocket Merger Sub, Inc. 10.125% 7/15/19 (g)		3,355	3,246
			46,247
Construction & Engineering - 0.1%
Odebrecht Finance Ltd. 7.5% (g)(h)		10,580	11,559
Electrical Equipment - 0.1%
Instituto Costarricense de Electricidad 6.95% 11/10/21 (g)		1,380	1,559
Sensata Technologies BV 6.5% 5/15/19 (g)		5,310	5,629
			7,188
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Industrial Conglomerates - 0.0%
GRUP KUO, S.A.B. de C.V. 6.25% 12/4/22 (g)		$ 1,605	$ 1,729
Sequa Corp. 7% 12/15/17 (g)		5,020	5,058
			6,787
Machinery - 0.1%
Terex Corp. 6% 5/15/21		12,145	12,783
TRAC Intermodal LLC/TRAC Intermodal Corp. 11% 8/15/19 (g)		3,460	3,598
			16,381
Marine - 0.2%
Navios Maritime Acquisition Corp./Navios Acquisition Finance US, Inc. 8.625% 11/1/17		2,585	2,391
Navios Maritime Holdings, Inc.:
8.125% 2/15/19		4,790	4,155
8.875% 11/1/17		11,300	11,244
Navios South American Logisitcs, Inc./Navios Logistics Finance U.S., Inc. 9.25% 4/15/19		1,320	1,287
Ultrapetrol (Bahamas) Ltd. 9% 11/24/14		2,050	2,035
			21,112
Road & Rail - 0.2%
JSC Georgian Railway 7.75% 7/11/22 (g)		2,575	2,942
Kansas City Southern de Mexico SA de CV:
6.125% 6/15/21		2,485	2,808
12.5% 4/1/16		2,050	2,235
Kenan Advantage Group, Inc. 8.375% 12/15/18 (g)		4,670	4,833
NESCO LLC/NESCO Holdings Corp. 11.75% 4/15/17 (g)		3,485	3,773
Swift Services Holdings, Inc. 10% 11/15/18		5,120	5,619
Western Express, Inc. 12.5% 4/15/15 (g)		5,935	3,620
			25,830
Trading Companies & Distributors - 1.9%
Aircastle Ltd.:
6.25% 12/1/19 (g)		5,850	6,099
6.75% 4/15/17		6,765	7,239
7.625% 4/15/20		3,750	4,191
9.75% 8/1/18		9,000	10,170
Glencore Finance (Europe) SA 5.5% 4/3/22	GBP	5,150	9,098
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Trading Companies & Distributors - continued
International Lease Finance Corp.:
5.75% 5/15/16		$ 12,000	$ 12,649
5.875% 4/1/19		23,935	25,227
6.25% 5/15/19		24,025	25,587
6.75% 9/1/16 (g)		14,655	16,450
7.125% 9/1/18 (g)		27,064	31,394
8.25% 12/15/20		21,490	25,627
8.625% 9/15/15		7,985	8,963
8.625% 1/15/22		29,075	35,908
8.75% 3/15/17		18,075	20,831
			239,433
Transportation Infrastructure - 0.1%
Aeropuertos Argentina 2000 SA 10.75% 12/1/20 (g)		5,353	4,737
Great Rolling Stock Co. Ltd. 6.25% 7/27/20	GBP	1,200	2,330
			7,067
TOTAL INDUSTRIALS			495,178
INFORMATION TECHNOLOGY - 1.3%
Communications Equipment - 0.2%
Avaya, Inc.:
9.75% 11/1/15		6,165	5,471
10.125% 11/1/15 pay-in-kind (k)		4,120	3,667
Brocade Communications Systems, Inc.:
6.625% 1/15/18		6,605	6,820
6.875% 1/15/20		2,095	2,255
Lucent Technologies, Inc.:
6.45% 3/15/29		9,235	7,019
6.5% 1/15/28		4,045	3,044
			28,276
Computers & Peripherals - 0.1%
Seagate HDD Cayman:
7% 11/1/21		6,295	6,751
7.75% 12/15/18		9,070	9,932
			16,683
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - 0.1%
Atkore International, Inc. 9.875% 1/1/18		$ 2,155	$ 2,300
Jabil Circuit, Inc. 4.7% 9/15/22		2,650	2,786
			5,086
Internet Software & Services - 0.2%
Cyrusone LP/Cyrusone Finance Corp. 6.375% 11/15/22 (g)		3,595	3,748
Equinix, Inc. 8.125% 3/1/18		8,180	9,029
IAC/InterActiveCorp 4.75% 12/15/22 (g)		6,150	6,173
j2 Global, Inc. 8% 8/1/20		3,460	3,598
			22,548
IT Services - 0.6%
Fidelity National Information Services, Inc.:
7.625% 7/15/17		2,935	3,184
7.875% 7/15/20		3,910	4,409
First Data Corp.:
6.75% 11/1/20 (g)		10,735	10,842
7.375% 6/15/19 (g)		15,505	16,048
WideOpenWest Finance LLC/WideOpenWest Capital Corp.:
10.25% 7/15/19 (g)		27,660	29,320
13.375% 10/15/19 (g)		12,000	12,690
			76,493
Semiconductors & Semiconductor Equipment - 0.0%
NXP BV/NXP Funding LLC 9.75% 8/1/18 (g)		3,382	3,919
Spansion LLC 11.25% 1/15/16 (c)(g)		4,255	294
			4,213
Software - 0.1%
Nuance Communications, Inc. 5.375% 8/15/20 (g)		2,445	2,555
Open Solutions, Inc. 9.75% 2/1/15 (g)		870	698
SAP AG 2.125% 11/13/19	EUR	5,100	6,800
			10,053
TOTAL INFORMATION TECHNOLOGY			163,352
MATERIALS - 2.8%
Chemicals - 0.8%
Braskem America Finance Co. 7.125% 7/22/41 (g)		2,325	2,459
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
MATERIALS - continued
Chemicals - continued
LyondellBasell Industries NV:
5% 4/15/19		$ 7,200	$ 7,956
5.75% 4/15/24		7,200	8,460
6% 11/15/21		20,050	23,659
Momentive Performance Materials, Inc.:
9% 1/15/21		2,205	1,610
10% 10/15/20 (g)		2,745	2,704
MPM Escrow LLC/MPM Finance Escrow Corp. 8.875% 10/15/20 (g)		26,930	27,199
Nufarm Australia Ltd. 6.375% 10/15/19 (g)		2,020	2,116
OXEA Finance & CY S.C.A. 9.5% 7/15/17 (g)		3,202	3,506
PolyOne Corp. 7.375% 9/15/20		1,845	2,030
Rockwood Specialties Group, Inc. 4.625% 10/15/20		8,910	9,244
Taminco Global Chemical Corp. 9.75% 3/31/20 (g)		1,245	1,363
TPC Group, Inc. 8.75% 12/15/20 (g)		7,335	7,408
			99,714
Construction Materials - 0.5%
CEMEX Espana SA (Luxembourg):
9.25% 5/12/20 (g)		2,860	3,103
9.875% 4/30/19 (g)		5,015	5,629
CEMEX Finance LLC:
9.375% 10/12/22 (g)		2,430	2,716
9.5% 12/14/16 (g)		11,765	12,677
CEMEX SA de CV:
5.311% 9/30/15 (g)(k)		5,330	5,330
9.5% 6/15/18 (g)		17,190	19,296
Rearden G Holdings Eins GmbH 7.875% 3/30/20 (g)		3,215	3,569
Summit Materials LLC/Summit Materials Finance Corp. 10.5% 1/31/20 (g)		5,240	5,607
			57,927
Containers & Packaging - 0.4%
ARD Finance SA 11.125% 6/1/18 pay-in-kind (g)		4,525	4,728
Berry Plastics Holding Corp. 4.183% 9/15/14 (k)		640	640
Consolidated Container Co. LLC/Consolidated Container Capital, Inc. 10.125% 7/15/20 (g)		2,060	2,225
Crown Cork & Seal, Inc.:
7.375% 12/15/26		9,795	10,872
7.5% 12/15/96		3,685	3,505
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
MATERIALS - continued
Containers & Packaging - continued
Rock-Tenn Co.:
4.45% 3/1/19 (g)		$ 1,480	$ 1,596
4.9% 3/1/22 (g)		1,380	1,491
Sappi Papier Holding GmbH:
7.75% 7/15/17 (g)		2,600	2,834
8.375% 6/15/19 (g)		3,515	3,840
Silgan Holdings, Inc. 5% 4/1/20		9,600	9,984
Tekni-Plex, Inc. 9.75% 6/1/19 (g)		4,350	4,763
			46,478
Metals & Mining - 0.9%
Aleris International, Inc.:
6% 6/1/20 (g)		33	66
9% 12/15/14 pay-in-kind (c)(k)		2,790	0
Alrosa Finance SA 7.75% 11/3/20 (g)		3,535	4,101
AngloGold Ashanti Holdings PLC 5.125% 8/1/22		4,440	4,496
Edgen Murray Corp. 8.75% 11/1/20 (g)		5,920	5,994
EVRAZ Group SA:
8.25% 11/10/15 (g)		8,320	9,173
9.5% 4/24/18 (Reg. S)		3,150	3,591
FMG Resources (August 2006) Pty Ltd.:
6% 4/1/17 (g)		6,325	6,396
6.875% 2/1/18 (g)		7,685	7,935
6.875% 4/1/22 (g)		6,825	6,979
8.25% 11/1/19 (g)		18,120	19,298
IAMGOLD Corp. 6.75% 10/1/20 (g)		6,045	5,879
Inmet Mining Corp. 7.5% 6/1/21 (g)		3,015	3,060
Metinvest BV 10.25% 5/20/15 (g)		3,370	3,488
Midwest Vanadium Pty Ltd. 11.5% 2/15/18 (g)		2,265	1,336
Mirabela Nickel Ltd. 8.75% 4/15/18 (g)		1,135	976
Mongolian Mining Corp. 8.875% 3/29/17 (g)		4,385	4,720
New Gold, Inc.:
6.25% 11/15/22 (g)		4,520	4,599
7% 4/15/20 (g)		1,480	1,580
Prince Mineral Holding Corp. 11.5% 12/15/19 (g)		1,685	1,748
Rain CII Carbon LLC/CII Carbon Corp. 8% 12/1/18 (g)		3,435	3,487
RathGibson, Inc. 11.25% 2/15/14 (c)		5,755	0
Ryerson, Inc./Joseph T Ryerson & Son, Inc.:
9% 10/15/17 (g)		7,005	7,145
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
MATERIALS - continued
Metals & Mining - continued
Ryerson, Inc./Joseph T Ryerson & Son, Inc.: - continued
11.25% 10/15/18 (g)		$ 4,855	$ 4,467
Southern Copper Corp. 6.75% 4/16/40		2,280	2,745
SunCoke Energy, Inc. 7.625% 8/1/19		1,315	1,356
Votorantim Cimentos SA 7.25% 4/5/41 (g)		3,155	3,510
			118,125
Paper & Forest Products - 0.2%
AbitibiBowater, Inc. 10.25% 10/15/18		11,113	12,724
Boise Cascade LLC/Boise Cascade Finance Corp. 6.375% 11/1/20 (g)		1,410	1,431
Clearwater Paper Corp. 7.125% 11/1/18		1,225	1,335
NewPage Corp.:
6.2813% 5/1/49 (c)(k)		1,770	84
11.375% 12/31/14 (c)		4,775	0
Sino-Forest Corp. 6.25% 10/21/17 (c)(g)		5,480	877
Verso Paper Holdings LLC/Verso Paper, Inc. 11.75% 1/15/19		7,010	7,361
			23,812
TOTAL MATERIALS			346,056
TELECOMMUNICATION SERVICES - 3.6%
Diversified Telecommunication Services - 1.5%
Alestra SA de RL de CV 11.75% 8/11/14		7,635	8,628
Altice Financing SA 7.875% 12/15/19 (g)		4,820	5,097
Altice Finco SA 9.875% 12/15/20 (g)		3,660	3,944
AT&T, Inc. 3.55% 12/17/32	EUR	6,550	9,031
Citizens Communications Co.:
7.875% 1/15/27		4,895	4,968
9% 8/15/31		3,655	4,021
Consolidated Communications, Inc. 10.875% 6/1/20 (g)		2,395	2,629
Eileme 1 AB 14.25% 8/15/20 pay-in-kind (g)		5,063	5,183
Eileme 2 AB 11.625% 1/31/20 (g)		9,395	10,992
Frontier Communications Corp.:
8.5% 4/15/20		12,120	13,953
8.75% 4/15/22		6,585	7,639
Level 3 Communications, Inc. 8.875% 6/1/19 (g)		1,640	1,747
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Level 3 Financing, Inc.:
8.125% 7/1/19		$ 3,845	$ 4,201
8.625% 7/15/20		8,760	9,702
10% 2/1/18		3,845	4,287
SBA Telecommunications, Inc. 5.75% 7/15/20 (g)		5,760	6,120
Sprint Capital Corp.:
6.875% 11/15/28		26,855	27,929
8.75% 3/15/32		29,526	36,096
Telefonica Celular del Paraguay SA 6.75% 12/13/22 (g)		3,635	3,780
TeliaSonera AB 4.375% 12/5/42	GBP	1,350	2,159
TW Telecom Holdings, Inc. 5.375% 10/1/22 (g)		3,935	4,142
U.S. West Communications:
6.875% 9/15/33		2,535	2,548
7.25% 9/15/25		535	620
7.25% 10/15/35		1,455	1,538
Virgin Media Finance PLC 4.875% 2/15/22		5,445	5,581
			186,535
Wireless Telecommunication Services - 2.1%
Crown Castle International Corp. 5.25% 1/15/23 (g)		8,270	8,849
Digicel Group Ltd.:
7% 2/15/20 (g)		980	1,049
8.25% 9/1/17 (g)		10,205	10,843
8.25% 9/30/20 (g)		47,595	52,355
10.5% 4/15/18 (g)		34,610	38,071
Intelsat Jackson Holdings SA:
6.625% 12/15/22 (g)		27,585	28,482
7.25% 4/1/19		11,235	12,078
7.25% 10/15/20 (g)		15,330	16,633
7.5% 4/1/21		27,065	29,772
8.5% 11/1/19		4,220	4,716
MetroPCS Wireless, Inc. 7.875% 9/1/18		3,933	4,257
MTS International Funding Ltd. 8.625% 6/22/20 (g)		9,680	12,173
NII Capital Corp. 7.625% 4/1/21		6,430	4,871
Pakistan Mobile Communications Ltd. 8.625% 11/13/13 (g)		11,684	11,859
Sprint Nextel Corp. 6% 11/15/22		7,305	7,469
Telemovil Finance Co. Ltd. 8% 10/1/17 (g)		7,800	8,405
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
Vimpel Communications OJSC 7.748% 2/2/21 (Issued by VIP Finance Ireland Ltd. for Vimpel Communications) (g)		$ 4,465	$ 5,174
VimpelCom Holdings BV 7.5043% 3/1/22 (g)		2,595	2,971
			260,027
TOTAL TELECOMMUNICATION SERVICES			446,562
UTILITIES - 3.0%
Electric Utilities - 0.3%
Aguila 3 SA 7.875% 1/31/18 (g)		2,890	3,063
Chivor SA E.S.P. 9.75% 12/30/14 (g)		2,355	2,662
Comision Federal de Electricid 5.75% 2/14/42 (g)		1,600	1,820
Empresa Distribuidora y Comercializadora Norte SA 9.75% 10/25/22 (g)		5,609	2,468
Hrvatska Elektroprivreda 6% 11/9/17 (g)		1,675	1,767
Majapahit Holding BV:
7.75% 1/20/20 (g)		3,370	4,238
8% 8/7/19 (g)		1,805	2,283
Mirant Americas Generation LLC 9.125% 5/1/31		4,075	4,483
National Grid Electricity Transmission PLC 4% 6/8/27	GBP	2,000	3,336
RusHydro Finance Ltd. 7.875% 10/28/15	RUB	155,000	5,058
			31,178
Gas Utilities - 0.3%
Holly Energy Partners LP/Holly Finance Corp. 6.5% 3/1/20 (g)		4,875	5,216
Intergas Finance BV 6.375% 5/14/17 (Reg. S)		1,985	2,253
Southern Natural Gas Co.:
7.35% 2/15/31		6,645	8,851
8% 3/1/32		3,550	5,062
Star Gas Partners LP/Star Gas Finance Co. 8.875% 12/1/17		2,435	2,474
Suburban Propane Partners LP/Suburban Energy Finance Corp. 7.375% 8/1/21		3,702	4,026
Transportadora de Gas del Sur SA 7.875% 5/14/17 (g)		15,545	12,514
			40,396
Independent Power Producers & Energy Traders - 2.3%
Atlantic Power Corp. 9% 11/15/18		9,120	9,508
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
UTILITIES - continued
Independent Power Producers & Energy Traders - continued
Calpine Corp.:
7.5% 2/15/21 (g)		$ 5,693	$ 6,291
7.875% 7/31/20 (g)		15,241	17,032
7.875% 1/15/23 (g)		24,196	27,341
Energy Future Holdings Corp.:
10% 1/15/20		11,210	12,499
10.875% 11/1/17		10,985	10,216
11.25% 11/1/17 pay-in-kind (k)		8,822	8,249
Energy Future Intermediate Holding Co. LLC/Energy Future Intermediate Holding Finance, Inc.:
6.875% 8/15/17 (g)		7,430	7,913
10% 12/1/20		55,228	62,132
11% 10/1/21		30,866	33,335
11.75% 3/1/22 (g)		33,710	37,418
GenOn Energy, Inc.:
9.5% 10/15/18		3,080	3,634
9.875% 10/15/20		11,570	13,363
Listrindo Capital BV 6.95% 2/21/19 (g)		2,440	2,728
Power Sector Assets and Liabilities Management Corp. 7.39% 12/2/24 (g)		2,880	4,010
TXU Corp.:
5.55% 11/15/14		1,860	1,609
6.5% 11/15/24		14,460	8,604
6.55% 11/15/34		30,155	17,791
			283,673
Multi-Utilities - 0.1%
Centrica PLC:
4.25% 9/12/44	GBP	2,000	3,132
4.375% 3/13/29	GBP	2,300	4,012
Puget Energy, Inc. 5.625% 7/15/22		3,690	3,974
			11,118
TOTAL UTILITIES			366,365
TOTAL NONCONVERTIBLE BONDS			4,656,716
TOTAL CORPORATE BONDS (Cost $4,302,708)			4,692,610
U.S. Government and Government Agency Obligations - 21.3%
		Principal Amount (000s) (d)	Value (000s)
U.S. Government Agency Obligations - 1.0%
Fannie Mae:
0.5% 5/27/15		$ 3,810	$ 3,822
0.5% 7/2/15		91,152	91,425
Federal Home Loan Bank:
0.375% 11/27/13		4,550	4,558
0.875% 12/27/13		775	780
1% 6/21/17		8,670	8,759
Private Export Funding Corp. secured 4.974% 8/15/13		1,515	1,560
Small Business Administration guaranteed development participation certificates Series 2003-P10B, Class 1, 5.136% 8/10/13		87	89
Tennessee Valley Authority:
5.25% 9/15/39		5,600	7,351
5.375% 4/1/56		7,000	9,389
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS			127,733
U.S. Treasury Inflation Protected Obligations - 0.4%
U.S. Treasury Inflation-Indexed Bonds 0.75% 2/15/42		38,862	42,519
U.S. Treasury Obligations - 19.1%
U.S. Treasury Bonds:
2.75% 11/15/42		228,944	219,640
5.25% 2/15/29		18,341	25,372
5.375% 2/15/31		36,124	51,475
6.125% 8/15/29 (j)		13,232	20,026
7.5% 11/15/16		2,850	3,610
7.5% 11/15/24		10,690	17,008
7.625% 2/15/25		11,000	17,721
7.875% 2/15/21		6,800	10,225
8.125% 5/15/21		9,286	14,237
9.875% 11/15/15		11,595	14,734
U.S. Treasury Notes:
0.125% 7/31/14		8,828	8,812
0.25% 4/30/14		137,994	138,053
0.25% 5/31/14		51,462	51,486
0.25% 8/31/14		14,000	14,001
0.25% 9/15/14		14,616	14,616
0.25% 9/30/14		3,537	3,537
0.25% 12/15/14		10,000	9,997
0.25% 7/15/15		91,225	91,017
0.25% 8/15/15		75,026	74,847
U.S. Government and Government Agency Obligations - continued
		Principal Amount (000s) (d)	Value (000s)
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
0.25% 9/15/15		$ 53,344	$ 53,198
0.25% 10/15/15		35,809	35,701
0.25% 12/15/15		60,000	59,778
0.375% 11/15/15		25,100	25,106
0.5% 8/15/14		47,582	47,779
0.5% 7/31/17		61,952	61,492
0.625% 7/15/14		23,946	24,090
0.75% 6/15/14		15,459	15,579
0.75% 6/30/17		55,795	56,058
0.75% 10/31/17		33,384	33,443
0.75% 12/31/17		92,255	92,370
0.875% 11/30/16		24,887	25,212
0.875% 7/31/19		44,096	43,486
1% 9/30/16		85,787	87,337
1% 10/31/16		32,941	33,532
1% 11/30/19 (f)		86,684	85,726
1.125% 12/31/19		75,469	75,149
1.25% 10/31/15		13,777	14,118
1.375% 11/30/15		14,493	14,909
1.625% 8/15/22		84,210	83,585
1.625% 11/15/22		5,000	4,940
1.875% 6/30/15		17,707	18,387
1.875% 8/31/17		7,700	8,122
1.875% 9/30/17		5,400	5,695
1.875% 10/31/17		13,764	14,519
2.125% 11/30/14		49,092	50,822
2.125% 5/31/15		4,493	4,686
2.375% 8/31/14		13,000	13,459
2.375% 9/30/14		8,471	8,784
2.375% 10/31/14		49,620	51,524
2.375% 2/28/15		55,000	57,455
2.375% 7/31/17		20,000	21,541
2.375% 6/30/18		27,978	30,275
2.5% 3/31/15		58,749	61,650
2.625% 7/31/14		12,927	13,412
2.625% 4/30/16		3,137	3,362
2.75% 11/30/16		10,000	10,853
3% 9/30/16		8,408	9,182
3% 2/28/17		66,584	73,171
3.125% 10/31/16		20,033	22,000
U.S. Government and Government Agency Obligations - continued
		Principal Amount (000s) (d)	Value (000s)
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
3.125% 1/31/17		$ 30,990	$ 34,176
3.5% 2/15/18		46,613	53,010
4.5% 5/15/17		13,745	16,038
TOTAL U.S. TREASURY OBLIGATIONS			2,355,125
Other Government Related - 0.8%
National Credit Union Administration Guaranteed Notes:
Series 2010-A1 Class A, 0.563% 12/7/20 (NCUA Guaranteed) (k)		3,787	3,799
Series 2011-R1 Class 1A, 0.663% 1/8/20 (NCUA Guaranteed) (k)		6,342	6,371
Series 2011-R4 Class 1A, 0.563% 3/6/20 (NCUA Guaranteed) (k)		3,406	3,412
National Credit Union Administration Guaranteed Notes Master Trust:
1.4% 6/12/15 (NCUA Guaranteed)		3,550	3,629
2.35% 6/12/17 (NCUA Guaranteed)		31,000	32,926
3% 6/12/19 (NCUA Guaranteed)		18,004	19,780
3.45% 6/12/21 (NCUA Guaranteed)		25,300	28,299
TOTAL OTHER GOVERNMENT RELATED			98,216
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $2,574,326)			2,623,593
U.S. Government Agency - Mortgage Securities - 4.5%

Fannie Mae - 1.8%
2.3% 9/1/33 (k)		649	683
2.3% 11/1/35 (k)		434	452
2.357% 11/1/33 (k)		148	157
2.384% 2/1/36 (k)		148	159
2.451% 10/1/35 (k)		47	49
2.559% 6/1/36 (k)		52	55
2.583% 1/1/35 (k)		351	373
2.63% 6/1/47 (k)		194	209
2.682% 2/1/37 (k)		658	708
2.688% 3/1/33 (k)		170	181
U.S. Government Agency - Mortgage Securities - continued
		Principal Amount (000s) (d)	Value (000s)
Fannie Mae - continued
2.733% 7/1/35 (k)		$ 288	$ 309
2.762% 11/1/36 (k)		59	63
2.781% 9/1/36 (k)		156	168
2.876% 5/1/36 (k)		79	84
3% 1/1/43 (i)		159,800	167,406
3.002% 4/1/36 (k)		480	504
3.219% 8/1/35 (k)		1,001	1,072
3.5% 1/1/26 to 9/1/26		156	167
4.5% 8/1/41		853	936
5% 5/1/22 to 9/1/22		8,256	8,969
5.5% 5/1/15 to 11/1/34		18,854	20,520
5.984% 3/1/37 (k)		88	94
6% 6/1/16 to 10/1/38		760	827
6.5% 3/1/13 to 8/1/36		9,805	11,080
7.5% 1/1/28		33	38
TOTAL FANNIE MAE			215,263
Freddie Mac - 0.4%
2.161% 6/1/33 (k)		372	392
2.195% 3/1/35 (k)		190	199
2.2% 3/1/37 (k)		50	53
2.309% 1/1/36 (k)		98	104
2.357% 5/1/37 (k)		117	124
2.361% 2/1/37 (k)		73	77
2.375% 5/1/37 (k)		82	88
2.47% 8/1/37 (k)		173	186
2.478% 6/1/37 (k)		42	45
2.492% 4/1/35 (k)		56	60
2.52% 2/1/36 (k)		11	12
2.601% 1/1/37 (k)		459	490
2.632% 7/1/35 (k)		467	498
2.668% 4/1/37 (k)		148	159
2.673% 7/1/35 (k)		311	334
2.702% 10/1/35 (k)		364	389
2.726% 10/1/36 (k)		453	484
2.76% 5/1/37 (k)		1,343	1,444
2.76% 5/1/37 (k)		688	738
2.79% 6/1/37 (k)		312	335
2.83% 6/1/37 (k)		83	89
2.865% 9/1/35 (k)		85	91
2.97% 4/1/37 (k)		9	9
U.S. Government Agency - Mortgage Securities - continued
		Principal Amount (000s) (d)	Value (000s)
Freddie Mac - continued
3.056% 7/1/36 (k)		$ 147	$ 155
3.454% 10/1/35 (k)		75	81
4% 3/1/42 to 4/1/42		16,494	17,971
4.5% 8/1/33 to 10/1/41		5,933	6,483
5.5% 11/1/18 to 7/1/35		17,905	19,267
6.5% 2/1/13 to 3/1/22		1,635	1,785
8.5% 3/1/20		3	3
TOTAL FREDDIE MAC			52,145
Ginnie Mae - 2.3%
4% 9/15/25		812	879
4.3% 8/20/61 (p)		3,522	3,951
4.5% 3/15/25 to 6/15/25		8,592	9,341
4.515% 3/20/62 (p)		12,249	14,022
4.53% 10/20/62 (p)		3,524	4,075
4.55% 5/20/62 (p)		21,969	25,200
4.556% 12/20/61 (p)		13,019	14,877
4.604% 3/20/62 (p)		6,410	7,358
4.626% 3/20/62 (p)		4,506	5,170
4.649% 2/20/62 (p)		2,322	2,666
4.65% 3/20/62 (p)		4,032	4,633
4.682% 2/20/62 (p)		3,043	3,494
4.684% 1/20/62 (p)		13,984	16,036
4.751% 12/20/60 (p)		3,424	3,871
4.804% 3/20/61 (p)		8,033	9,129
4.834% 3/20/61 (p)		14,242	16,214
5.492% 4/20/60 (p)		9,457	10,952
5.612% 4/20/58 (p)		5,088	5,433
6% 6/15/36 to 12/20/38		57,309	63,945
6.5% 8/20/38 to 9/20/38		54,438	61,024
7% 9/15/25 to 8/15/31		35	40
7.5% 2/15/22 to 8/15/28		63	73
8% 9/15/26 to 12/15/26		9	11
TOTAL GINNIE MAE			282,394
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $544,565)			549,802
Asset-Backed Securities - 0.0%
		Principal Amount (000s) (d)	Value (000s)
Clock Finance BV Series 2007-1:
Class B2, 0.41% 2/25/15 (k)	EUR	700	$ 920
Class C2, 0.59% 2/25/15 (k)	EUR	400	525
Leek Finance PLC:
Series 17X Class A2A, 0.7988% 12/21/37 (k)	GBP	152	254
Series 18X Class BC, 0.983% 9/21/38 (k)	EUR	600	768
TOTAL ASSET-BACKED SECURITIES (Cost $2,494)			2,467
Collateralized Mortgage Obligations - 3.4%

U.S. Government Agency - 3.4%
Fannie Mae:
floater:
Series 2008-76 Class EF, 0.7097% 9/25/23 (k)		1,250	1,255
Series 2010-15 Class FJ, 1.1397% 6/25/36 (k)		10,283	10,469
Series 2010-86 Class FE, 0.6597% 8/25/25 (k)		1,359	1,367
pass-thru certificates Series 2012-127 Class DH, 4% 11/25/27		5,703	6,120
planned amortization class:
Series 2002-9 Class PC, 6% 3/25/17		49	52
Series 2003-113 Class PE, 4% 11/25/18		1,515	1,613
Series 2003-70 Class BJ, 5% 7/25/33		890	1,000
Series 2004-80 Class LD, 4% 1/25/19		797	816
Series 2005-19 Class PA, 5.5% 7/25/34		3,310	3,643
Series 2005-27 Class NE, 5.5% 5/25/34		3,910	4,324
Series 2005-52 Class PB, 6.5% 12/25/34		438	462
Series 2005-64 Class PX, 5.5% 6/25/35		3,203	3,577
Series 2010-118 Class PB, 4.5% 10/25/40		3,310	3,670
Series 2010-44 Class FM, 5% 5/25/40		4,970	5,769
Series 2011-126 Class KB, 4% 12/25/41		3,844	4,235
Series 2012-94 Class E, 3% 6/25/22		6,150	6,460
sequential payer:
Series 2002-57 Class BD, 5.5% 9/25/17		168	181
Series 2003-117 Class MD, 5% 12/25/23		2,228	2,420
Series 2004-91 Class Z, 5% 12/25/34		4,895	5,587
Series 2004-95 Class AN, 5.5% 1/25/25		630	655
Series 2005-117, Class JN, 4.5% 1/25/36		808	910
Series 2005-14 Class ZB, 5% 3/25/35		2,129	2,414
Series 2005-47 Class HK, 4.5% 6/25/20		3,680	3,967
Series 2006-72 Class CY, 6% 8/25/26		2,480	2,829
Series 2007-113 Class DB, 4.5% 12/25/22		5,060	5,628
Collateralized Mortgage Obligations - continued
		Principal Amount (000s) (d)	Value (000s)
U.S. Government Agency - continued
Fannie Mae: - continued
sequential payer:
Series 2009-14 Class EB, 4.5% 3/25/24		$ 3,710	$ 4,001
Series 2009-59 Class HB, 5% 8/25/39		2,880	3,231
Series 2010-97 Class CX, 4.5% 9/25/25		5,300	6,146
Series 2009-85 Class IB, 4.5% 8/25/24 (m)		870	85
Series 2009-93 Class IC, 4.5% 9/25/24 (m)		1,395	129
Series 2010-139 Class NI, 4.5% 2/25/40 (m)		4,464	605
Series 2010-39 Class FG, 1.1297% 3/25/36 (k)		5,979	6,098
Series 2010-97 Class CI, 4.5% 8/25/25 (m)		2,886	220
Series 2011-67 Class AI, 4% 7/25/26 (m)		1,737	160
Freddie Mac:
floater:
Series 2630 Class FL, 0.709% 6/15/18 (k)		44	44
Series 2711 Class FC, 1.109% 2/15/33 (k)		4,397	4,464
Series 3835 Class FC, 0.559% 5/15/38 (k)		13,338	13,346
floater planned amortization class Series 2770 Class FH, 0.609% 3/15/34 (k)		3,650	3,663
planned amortization class:
Series 2006-3245 Class ME, 5.5% 6/15/35		5,990	6,304
Series 2101 Class PD, 6% 11/15/28		103	115
Series 2115 Class PE, 6% 1/15/14		11	11
Series 2376 Class JE, 5.5% 11/15/16		177	187
Series 2381 Class OG, 5.5% 11/15/16		108	113
Series 2425 Class JH, 6% 3/15/17		230	248
Series 2672 Class MG, 5% 9/15/23		3,360	3,885
Series 2695 Class DG, 4% 10/15/18		3,559	3,736
Series 2996 Class MK, 5.5% 6/15/35		319	357
Series 3415 Class PC, 5% 12/15/37		1,767	1,920
Series 3737 Class GB, 4.5% 4/15/39		6,770	7,518
Series 3763 Class QA, 4% 4/15/34		3,256	3,499
planned amortization class sequential payer Series 2005-2963 Class VB, 5% 11/15/34		3,550	3,893
sequential payer:
Series 2303 Class ZV, 6% 4/15/31		317	355
Series 2627 Class BG, 3.25% 6/15/17		1	1
Series 2877 Class ZD, 5% 10/15/34		6,358	7,127
Series 2987 Class HE, 4.5% 6/15/20		3,619	3,856
Series 3277 Class B, 4% 2/15/22		2,800	3,056
Series 3372 Class BD, 4.5% 10/15/22		9,606	10,610
Series 3578, Class B, 4.5% 9/15/24		3,740	4,078
Series 3871 Class KB, 5.5% 6/15/41		9,750	12,138
Collateralized Mortgage Obligations - continued
		Principal Amount (000s) (d)	Value (000s)
U.S. Government Agency - continued
Freddie Mac: - continued
Series 2715 Class NG, 4.5% 12/15/18		$ 2,155	$ 2,312
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2008-2 Class FD, 0.6907% 1/20/38 (k)		516	519
Series 2007-59 Class FC, 0.7107% 7/20/37 (k)		1,938	1,950
Series 2008-73 Class FA, 1.0707% 8/20/38 (k)		2,947	2,998
Series 2008-83 Class FB, 1.1107% 9/20/38 (k)		2,954	3,008
Series 2009-108 Class CF, 0.809% 11/16/39 (k)		2,831	2,857
Series 2009-116 Class KF, 0.739% 12/16/39 (k)		2,434	2,452
Series 2010-9 Class FA, 0.729% 1/16/40 (k)		3,586	3,612
Series 2010-H17 Class FA, 0.541% 7/20/60 (k)(p)		6,412	6,397
Series 2010-H18 Class AF, 0.51% 9/20/60 (k)(p)		6,619	6,602
Series 2010-H19 Class FG, 0.51% 8/20/60 (k)(p)		8,603	8,581
Series 2010-H27 Series FA, 0.59% 12/20/60 (k)(p)		2,526	2,530
Series 2011-H05 Class FA, 0.71% 12/20/60 (k)(p)		4,666	4,700
Series 2011-H07 Class FA, 0.71% 2/20/61 (k)(p)		7,740	7,796
Series 2011-H12 Class FA, 0.7% 2/20/61 (k)(p)		10,216	10,286
Series 2011-H13 Class FA, 0.71% 4/20/61 (k)(p)		4,182	4,212
Series 2011-H14:
Class FB, 0.71% 5/20/61 (k)(p)		4,646	4,683
Class FC, 0.71% 5/20/61 (k)(p)		4,662	4,696
Series 2011-H17 Class FA, 0.74% 6/20/61 (k)(p)		6,167	6,217
Series 2011-H21 Class FA, 0.81% 10/20/61 (k)(p)		6,821	6,902
Series 2012-H01 Class FA, 0.91% 11/20/61 (k)(p)		5,510	5,607
Series 2012-H03 Class FA, 0.91% 1/20/62 (k)(p)		3,376	3,436
Series 2012-H06 Class FA, 0.84% 1/20/62 (k)(p)		5,348	5,422
Series 2012-H07 Class FA, 0.84% 3/20/62 (k)(p)		3,189	3,237
floater sequential payer Series 2011-150 Class D, 3% 4/20/37		1,904	1,954
planned amortization class:
Series 2010-112 Class PM, 3.25% 9/20/33		1,447	1,487
Series 2010-99 Class PT, 3.5% 8/20/33		1,745	1,799
Series 2011-136 Class WI, 4.5% 5/20/40 (m)		2,549	500
Series 2011-61 Class OP, 5/20/40 (n)		4,524	4,106
Series 2011-79 Class PO, 6/20/40 (n)		7,837	7,000
sequential payer Series 2011-69 Class GX, 4.5% 5/16/40		4,910	5,542
Series 2010-42 Class OP, 4/20/40 (n)		10,295	9,250
Series 2010-H13 Class JA, 5.46% 10/20/59 (p)		9,414	10,344
Series 2010-H15 Class TP, 5.15% 8/20/60 (p)		11,679	13,328
Collateralized Mortgage Obligations - continued
		Principal Amount (000s) (d)	Value (000s)
U.S. Government Agency - continued
Ginnie Mae guaranteed REMIC pass-thru certificates: - continued
Series 2010-H17 Class XP, 5.3019% 7/20/60 (k)(p)		$ 16,915	$ 19,274
Series 2010-H18 Class PL, 5.01% 9/20/60 (k)(p)		12,834	14,558
Series 2011-71:
Class ZB, 5.5% 8/20/34		10,405	12,395
Class ZC, 5.5% 7/16/34		11,863	13,956
Series 2012-64 Class KB, 3.1297% 5/20/41 (k)		2,614	2,822
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $414,974)			423,949
Commercial Mortgage Securities - 1.5%

Canary Wharf Finance II PLC Series 3MUK Class C2, 1.0794% 10/22/37 (k)	GBP	1,000	1,061
Freddie Mac:
floater Series K707 Class A2, 2.22% 12/25/18		12,110	12,668
pass thru-certificates floater Series KF01 Class A, 0.562% 4/25/19 (k)		12,288	12,335
pass-thru certificates:
Series K023 Class A2, 2.307% 8/25/22		15,200	15,303
Series K708 Class A1, 1.67% 10/25/18		3,492	3,591
pass-thru certificates sequential payer:
Series KP01 Class A2, 1.72% 1/25/19		23,080	23,550
Series K011 Class A2, 4.084% 11/25/20		2,480	2,851
Series K014 Class A2, 3.871% 4/25/21		6,110	6,932
Series K015 Class A2, 3.23% 7/25/21		10,980	11,939
sequential payer:
Series K009 Class A2, 3.808% 8/25/20		20,970	23,666
Series K006 Class A2, 4.251% 1/25/20		14,020	16,180
Series K017 Class A2, 2.873% 12/25/21		15,590	16,515
Series K710 Class A2, 1.883% 5/25/19		10,266	10,532
Series K501 Class A2, 1.655% 11/25/16		5,440	5,610
Series K706:
Class A1, 1.691% 6/25/18		7,154	7,360
Class A2, 2.323% 10/25/18		13,350	14,045
Commercial Mortgage Securities - continued
		Principal Amount (000s) (d)	Value (000s)
German Residential Asset Note Distributor PLC Series 1 Class A, 0.445% 7/20/16 (k)	EUR	1,079	$ 1,398
REC Plantation Place Ltd. Series 5 Class A, 0.7581% 7/25/16 (Reg. S) (k)	GBP	856	1,379
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $185,056)			186,915
Foreign Government and Government Agency Obligations - 21.6%

Argentine Republic:
discount (with partial capitalization through 12/31/13) 8.28% 12/31/33		7,467	5,301
7% 9/12/13		46,550	45,796
7% 10/3/15		23,585	20,883
Aruba Government 4.625% 9/14/23 (g)		2,395	2,409
Bahamian Republic 6.95% 11/20/29 (g)		3,450	4,140
Banco Central del Uruguay:
value recovery A rights 1/2/21 (o)		500,000	0
value recovery B rights 1/2/21 (o)		750,000	0
Belarus Republic:
8.75% 8/3/15 (Reg. S)		17,160	17,675
8.95% 1/26/18		4,495	4,624
Bermuda Government 4.138% 1/3/23 (g)		2,490	2,654
Brazilian Federative Republic:
7.125% 1/20/37		7,325	11,244
8.25% 1/20/34		5,230	8,839
10.125% 5/15/27		7,690	14,092
12.25% 3/6/30		4,560	9,211
Canadian Government:
1% 2/1/14	CAD	100,850	101,265
1.5% 9/1/17	CAD	61,650	62,309
3.25% 6/1/21	CAD	46,800	52,725
5% 6/1/37	CAD	39,350	58,523
Central Bank of Nigeria warrants 11/15/20 (a)(o)		2,750	558
City of Buenos Aires 12.5% 4/6/15 (g)		12,505	12,255
Colombian Republic:
6.125% 1/18/41		4,640	6,357
7.375% 9/18/37		5,750	8,913
10.375% 1/28/33		6,740	12,334
11.75% 2/25/20		2,340	3,779
Congo Republic 3% 6/30/29 (e)		13,125	11,156
Costa Rican Republic 4.25% 1/26/23 (g)		2,865	2,884
Foreign Government and Government Agency Obligations - continued
		Principal Amount (000s) (d)	Value (000s)
Croatia Republic:
6.25% 4/27/17 (g)		$ 8,075	$ 8,842
6.375% 3/24/21 (g)		5,415	6,146
6.625% 7/14/20 (g)		4,855	5,565
6.75% 11/5/19 (g)		5,410	6,201
Democratic Socialist Republic of Sri Lanka:
5.875% 7/25/22 (g)		1,570	1,684
6.25% 10/4/20 (g)		7,685	8,377
6.25% 7/27/21 (g)		3,640	3,968
7.4% 1/22/15 (g)		5,470	5,908
Dominican Republic:
1.3405% 8/30/24 (k)		6,063	5,578
7.5% 5/6/21 (g)		6,865	7,963
9.04% 1/23/18 (g)		3,071	3,486
El Salvador Republic:
7.625% 2/1/41 (g)		1,545	1,765
7.65% 6/15/35 (Reg. S)		2,435	2,764
8.25% 4/10/32 (Reg. S)		1,435	1,708
European Economic Community:
2.75% 4/4/22 (Reg. S)	EUR	9,375	13,622
3.75% 4/4/42	EUR	4,325	7,030
European Union 2.75% 9/21/21	EUR	14,000	20,375
Finnish Government 1.625% 9/15/22	EUR	8,500	11,331
French Government:
OAT:
3% 4/25/22	EUR	23,650	34,253
4.5% 4/25/41	EUR	5,325	9,060
2.5% 7/25/16	EUR	13,350	18,950
4% 4/25/55	EUR	5,750	9,051
Gabonese Republic 8.2% 12/12/17 (g)		2,150	2,612
Georgia Republic:
6.875% 4/12/21 (g)		6,170	7,173
7.5% 4/15/13		1,455	1,461
German Federal Republic:
0.5% 4/7/17	EUR	46,350	61,897
1.75% 10/9/15	EUR	44,225	61,200
1.75% 7/4/22	EUR	52,000	71,501
2.5% 2/27/15	EUR	26,975	37,534
3.25% 7/4/15	EUR	21,000	29,971
3.25% 7/4/42	EUR	18,350	30,160
Ghana Republic 8.5% 10/4/17 (g)		3,040	3,511
Guatemalan Republic 5.75% 6/6/22 (g)		3,160	3,508
Foreign Government and Government Agency Obligations - continued
		Principal Amount (000s) (d)	Value (000s)
Hungarian Republic:
4.75% 2/3/15		$ 17,130	$ 17,623
7.625% 3/29/41		9,185	10,609
Indonesian Republic:
4.875% 5/5/21 (g)		7,605	8,746
5.25% 1/17/42 (g)		7,185	8,344
5.875% 3/13/20 (g)		7,290	8,766
6.625% 2/17/37 (g)		5,025	6,721
6.875% 1/17/18 (g)		4,330	5,288
7.75% 1/17/38 (g)		7,700	11,608
8.5% 10/12/35 (Reg. S)		7,615	12,184
11.625% 3/4/19 (g)		8,270	12,508
Islamic Republic of Pakistan 7.125% 3/31/16 (g)		13,335	12,435
Israeli State (guaranteed by U.S. Government through Agency for International Development):
5.5% 9/18/23		26,802	35,262
5.5% 12/4/23		12,355	16,294
Italian Republic:
4% 2/1/17	EUR	47,450	65,134
4.25% 3/1/20	EUR	27,500	37,094
4.5% 7/15/15	EUR	36,450	50,545
5% 3/1/22	EUR	67,100	93,192
5% 9/1/40	EUR	24,675	32,553
Japan Government:
0.2% 1/15/13	JPY	293,750	3,391
0.2% 2/15/13	JPY	5,768,650	66,592
0.2% 3/15/13 (i)	JPY	550,000	6,350
1.1% 6/20/20 (i)	JPY	11,775,000	142,079
1.9% 9/20/30	JPY	3,430,000	41,329
2% 9/20/40	JPY	1,300,000	15,213
Jordanian Kingdom 3.875% 11/12/15		2,235	2,162
Latvian Republic:
2.75% 1/12/20 (g)		4,785	4,731
5.25% 2/22/17 (g)		2,495	2,791
5.25% 6/16/21 (g)		2,365	2,749
Lebanese Republic:
4% 12/31/17		10,685	10,645
4.75% 11/2/16		1,700	1,700
5.15% 11/12/18		1,425	1,429
Lithuanian Republic:
6.125% 3/9/21 (g)		5,290	6,520
6.625% 2/1/22 (g)		4,370	5,594
Foreign Government and Government Agency Obligations - continued
		Principal Amount (000s) (d)	Value (000s)
Lithuanian Republic: - continued
7.375% 2/11/20 (g)		$ 5,755	$ 7,496
Moroccan Kingdom 4.25% 12/11/22 (g)		3,360	3,377
Peruvian Republic:
4% 3/7/27 (e)		5,671	5,685
5.625% 11/18/50		2,145	2,783
7.35% 7/21/25		1,765	2,555
8.75% 11/21/33		7,650	13,292
Philippine Republic:
7.5% 9/25/24		1,095	1,560
7.75% 1/14/31		5,875	9,018
9.5% 2/2/30		7,505	13,021
9.875% 1/15/19		1,480	2,135
10.625% 3/16/25		5,755	9,985
Plurinational State of Bolivia 4.875% 10/29/22 (g)		2,995	2,920
Polish Government:
3% 3/17/23		2,870	2,845
6.375% 7/15/19		6,950	8,653
Provincia de Cordoba 12.375% 8/17/17 (g)		8,400	7,014
Republic of Angola 7% 8/16/19 (Issued by Northern Lights III BV for Republic of Angola) (Reg. S)		4,275	4,729
Republic of Iceland 5.875% 5/11/22 (g)		6,980	7,809
Republic of Iraq 5.8% 1/15/28 (Reg. S)		14,970	14,129
Republic of Namibia 5.5% 11/3/21 (g)		3,650	4,077
Republic of Nigeria:
0% 3/7/13	NGN	207,000	1,295
0% 6/6/13 to 11/7/13	NGN	1,580,015	9,283
6.75% 1/28/21 (g)		2,705	3,192
Republic of Senegal 8.75% 5/13/21 (g)		1,245	1,475
Republic of Serbia:
5.25% 11/21/17 (g)		2,695	2,796
6.75% 11/1/24 (g)		23,832	24,309
Republic of Zambia 5.375% 9/20/22 (g)		2,660	2,653
Romanian Republic 6.75% 2/7/22 (g)		7,252	8,811
Russian Federation:
4.5% 4/4/22 (g)		3,400	3,897
5.625% 4/4/42 (g)		7,400	9,195
7.5% 3/31/30 (Reg. S)		45,496	58,235
11% 7/24/18 (Reg. S)		2,690	3,974
12.75% 6/24/28 (Reg. S)		16,625	33,832
Foreign Government and Government Agency Obligations - continued
		Principal Amount (000s) (d)	Value (000s)
Slovakia Republic 4.375% 5/21/22 (g)		$ 4,915	$ 5,345
Spanish Kingdom:
4% 7/30/15	EUR	18,250	24,527
4.5% 1/31/18	EUR	5,000	6,652
State of Qatar 5.75% 1/20/42 (g)		3,530	4,598
State Oil Company of Azerbaijan Republic 5.45% 2/9/17		1,495	1,645
Turkish Republic:
5.125% 3/25/22		3,795	4,383
5.625% 3/30/21		4,440	5,273
6% 1/14/41		5,940	7,397
6.25% 9/26/22		4,590	5,726
6.75% 4/3/18		6,910	8,361
6.75% 5/30/40		7,370	9,951
6.875% 3/17/36		12,320	16,601
7% 9/26/16		6,940	8,113
7% 3/11/19		2,895	3,609
7.25% 3/15/15		4,180	4,661
7.25% 3/5/38		8,050	11,391
7.375% 2/5/25		11,780	15,906
7.5% 7/14/17		7,820	9,552
7.5% 11/7/19		6,990	9,052
8% 2/14/34		2,075	3,102
11.875% 1/15/30		4,075	7,992
Ukraine Financing of Infrastructure Projects State Enterprise 8.375% 11/3/17 (g)		6,970	6,796
Ukraine Government:
6.25% 6/17/16 (g)		4,495	4,461
6.75% 11/14/17 (g)		2,525	2,497
7.65% 6/11/13 (g)		13,170	13,269
7.75% 9/23/20 (g)		3,430	3,520
7.8% 11/28/22 (g)		2,865	2,858
7.95% 2/23/21 (g)		3,575	3,700
9.25% 7/24/17 (g)		5,745	6,233
United Arab Emirates 7.75% 10/5/20 (Reg. S)		2,145	2,705
United Kingdom, Great Britain and Northern Ireland:
1.75% 1/22/17	GBP	56,000	94,844
4.25% 12/7/40	GBP	42,325	83,908
4.5% 3/7/13	GBP	11,800	19,310
United Mexican States:
4.75% 3/8/44		2,766	3,132
5.125% 1/15/20		5,048	6,007
Foreign Government and Government Agency Obligations - continued
		Principal Amount (000s) (d)	Value (000s)
United Mexican States: - continued
5.75% 10/12/2110		$ 5,376	$ 6,518
6.05% 1/11/40		12,210	16,392
6.75% 9/27/34		10,225	14,724
7.5% 4/8/33		2,900	4,430
8.3% 8/15/31		2,600	4,206
Uruguay Republic 7.875% 1/15/33 pay-in-kind		6,370	9,873
Venezuelan Republic:
oil recovery rights 4/15/20 (o)		97,601	2,977
6% 12/9/20		4,800	4,008
7% 3/31/38		4,180	3,334
8.5% 10/8/14		5,855	5,972
9% 5/7/23 (Reg. S)		19,135	18,322
9.25% 9/15/27		12,155	12,155
9.25% 5/7/28 (Reg. S)		6,930	6,826
9.375% 1/13/34		6,605	6,506
10.75% 9/19/13		3,728	3,821
11.75% 10/21/26 (Reg. S)		11,240	12,645
11.95% 8/5/31 (Reg. S)		18,295	20,811
12.75% 8/23/22		22,615	26,233
13.625% 8/15/18		7,745	8,965
Vietnamese Socialist Republic:
1.5032% 3/12/16 (k)		3,933	3,579
4% 3/12/28 (e)		15,100	12,231
6.875% 1/15/16 (g)		7,925	8,658
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $2,410,420)			2,668,555
Common Stocks - 0.4%
	Shares
CONSUMER DISCRETIONARY - 0.1%
Auto Components - 0.0%
Remy International, Inc.	122,400	1,972
Automobiles - 0.0%
General Motors Co. (a)	6,679	193
General Motors Co.:
warrants 7/10/16 (a)	133,743	2,608
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Automobiles - continued
General Motors Co.: - continued
warrants 7/10/19 (a)	133,743	$ 1,670
Motors Liquidation Co. GUC Trust (a)	36,934	783
		5,254
Hotels, Restaurants & Leisure - 0.1%
Station Holdco LLC (a)(q)(t)	4,989,172	7,284
Station Holdco LLC warrants 6/15/18 (a)(q)(t)	198,954	10
		7,294
Media - 0.0%
Haights Cross Communications, Inc. (a)	8,267	61
Haights Cross Communications, Inc. warrants 3/11/13 (a)	11,481	4
HMH Holdings, Inc.:
warrants 3/9/17 (a)(t)	636,272	0
warrants 6/22/19 (a)(t)	32,078	241
RDA Holding Co. warrants 2/19/14 (a)(t)	9,559	0
		306
TOTAL CONSUMER DISCRETIONARY		14,826
CONSUMER STAPLES - 0.0%
Food Products - 0.0%
Reddy Ice Holdings, Inc.	142,776	655
INDUSTRIALS - 0.2%
Aerospace & Defense - 0.0%
Alion Science & Technology Corp. warrants 3/15/17 (a)	1,430	7
Airlines - 0.0%
Delta Air Lines, Inc. (a)	20,500	243
Building Products - 0.1%
Nortek, Inc. (a)	266,722	17,670
Nortek, Inc. warrants 12/7/14 (a)	7,154	93
		17,763
Marine - 0.0%
U.S. Shipping Partners Corp. (a)	12,063	0
U.S. Shipping Partners Corp. warrants 12/31/29 (a)	112,939	0
		0
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Trading Companies & Distributors - 0.0%
Penhall Acquisition Co.:
Class A (a)	6,088	$ 530
Class B (a)	2,029	177
		707
Transportation Infrastructure - 0.1%
DeepOcean Group Holding BV (a)(g)	406,682	6,570
TOTAL INDUSTRIALS		25,290
INFORMATION TECHNOLOGY - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
MagnaChip Semiconductor Corp. (a)	49,030	781
Spansion, Inc. Class A	29,602	412
		1,193
MATERIALS - 0.1%
Chemicals - 0.0%
LyondellBasell Industries NV Class A	467	27
Containers & Packaging - 0.0%
Rock-Tenn Co. Class A	5,694	398
Metals & Mining - 0.1%
Aleris International, Inc. (a)(t)	38,307	1,796
Paper & Forest Products - 0.0%
NewPage Corp.	19,100	1,786
TOTAL MATERIALS		4,007
UTILITIES - 0.0%
Electric Utilities - 0.0%
Portland General Electric Co.	7,275	199
TOTAL COMMON STOCKS (Cost $64,837)		46,170
Preferred Stocks - 0.5%

Convertible Preferred Stocks - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Media - 0.0%
Interpublic Group of Companies, Inc. 5.25%	4,000	4,240
Preferred Stocks - continued
	Shares	Value (000s)
Convertible Preferred Stocks - continued
CONSUMER STAPLES - 0.0%
Food Products - 0.0%
Reddy Ice Holdings, Inc. 7.00% pay-in-kind	57,438	$ 410
TOTAL CONVERTIBLE PREFERRED STOCKS		4,650
Nonconvertible Preferred Stocks - 0.5%
FINANCIALS - 0.5%
Commercial Banks - 0.2%
SunTrust Banks, Inc. Series E, 5.875% (a)	300,475	7,353
Wells Fargo & Co. 5.20%	482,680	12,154
		19,507
Consumer Finance - 0.2%
Ally Financial, Inc. 7.00% (g)	32,379	31,650
Real Estate Investment Trusts - 0.1%
Public Storage Series V, 5.375%	390,000	10,062
TOTAL FINANCIALS		61,219
TOTAL PREFERRED STOCKS (Cost $52,098)		65,869
Floating Rate Loans - 4.6%
		Principal Amount (000s) (d)
CONSUMER DISCRETIONARY - 0.6%
Hotels, Restaurants & Leisure - 0.1%
Burger King Corp. Tranche B, term loan 3.75% 9/28/19 (k)		$ 1,212	1,221
Graton Economic Development Authority Tranche B, term loan 9% 8/22/18 (k)		2,295	2,358
Harrah's Entertainment, Inc. Tranche B 6LN, term loan 5.4597% 1/28/18 (k)		3,600	3,227
Mesquite Gaming LLC term loan 8.5% 8/1/15 (k)		283	240
MGM Mirage, Inc. Tranche B, term loan 4.25% 12/10/19 (k)		2,665	2,688
NP Opco, LLC Tranche B, term loan 5.5% 9/28/19 (k)		1,980	1,997
Stockbridge SBE Holdings LLC Tranche B, term loan 13% 5/2/17 (k)		900	896
			12,627
Floating Rate Loans - continued
		Principal Amount (000s) (d)	Value (000s)
CONSUMER DISCRETIONARY - continued
Leisure Equipment & Products - 0.0%
SRAM LLC. 2nd LN, term loan 8.5% 12/7/18 (k)		$ 1,445	$ 1,459
Media - 0.3%
Bragg Communications, Inc. Tranche B, term loan 4% 2/28/18 (k)		3,811	3,840
Clear Channel Capital I LLC Tranche B, term loan 3.8617% 1/29/16 (k)		7,268	5,978
FoxCo Acquisition Sub, LLC Tranche B, term loan 5.5% 7/14/17 (k)		898	907
Getty Images, Inc. Tranche B, term loan 4.75% 10/18/19 (k)		5,915	5,915
Gray Television, Inc. Tranche B, term loan 4.75% 10/11/19 (k)		2,815	2,829
Livent, Inc. Tranche A, term loan 18% 1/15/49 pay-in-kind	CAD	9	9
PRIMEDIA, Inc. Tranche B, term loan 7.5% 1/13/18 (k)		6,942	6,647
RCN Telecom Services, LLC Tranche B, term loan 5.25% 8/26/16 (k)		1,854	1,875
WideOpenWest Finance LLC Tranche B, term loan 6.25% 7/17/18 (k)		12,746	12,873
			40,873
Specialty Retail - 0.2%
Burlington Coat Factory Warehouse Corp. Tranche B 1LN, term loan 5.5% 2/23/17 (k)		19,675	19,823
TOTAL CONSUMER DISCRETIONARY			74,782
CONSUMER STAPLES - 0.2%
Food & Staples Retailing - 0.0%
BJ's Wholesale Club, Inc.:
Tranche 1LN, term loan 5.75% 9/26/19 (k)		1,210	1,227
Tranche 2LN, term loan 9.75% 3/26/20 (k)		545	559
Focus Brands, Inc.:
Tranche 2LN, term loan 10.25% 8/21/18 (k)		2,865	2,886
Tranche B 1LN, term loan 6.2736% 2/21/18 (k)		1,132	1,136
			5,808
Food Products - 0.1%
AdvancePierre Foods, Inc. Tranche 1LN, term loan 5.75% 7/10/17 (k)		6,540	6,614
Floating Rate Loans - continued
		Principal Amount (000s) (d)	Value (000s)
CONSUMER STAPLES - continued
Household Products - 0.0%
Spectrum Brands Holdings, Inc. Tranche B, term loan 4.5% 11/1/19 (k)		$ 570	$ 576
Personal Products - 0.1%
Prestige Brands, Inc. Tranche B, term loan 5.25% 1/31/19 (k)		1,895	1,914
Revlon Consumer Products Corp. term loan 4.75% 11/19/17 (k)		4,629	4,653
			6,567
TOTAL CONSUMER STAPLES			19,565
ENERGY - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Alon USA Partners LP term loan 9.25% 11/13/18 (k)		3,256	3,272
Arch Coal, Inc. Tranche B, term loan 5.75% 5/16/18 (k)		3,234	3,266
Crestwood Holdings Partners LLC Tranche B, term loan 9.75% 3/26/18 (k)		5,809	5,925
Energy Transfer Equity LP Tranche B, term loan 3.75% 3/23/17 (k)		11,050	11,105
Panda Sherman Power, LLC term loan 9% 9/14/18 (k)		2,000	2,030
Samson Investment Co. Tranche 2LN, term loan 6% 9/25/18 (k)		1,270	1,281
			26,879
FINANCIALS - 0.6%
Diversified Financial Services - 0.2%
Flying Fortress, Inc. Tranche 3, term loan 5% 6/30/17 (k)		16,795	16,879
Sheridan Investment Partners I, LLC Tranche B 2LN, term loan 5% 10/1/19 (k)		7,606	7,682
			24,561
Insurance - 0.3%
Asurion Corp.:
Tranche 1LN, term loan 5.5% 5/24/18 (k)		18,074	18,300
Tranche 2LN, term loan 9% 5/24/19 (k)		3,645	3,727
Tranche B-1 1LN, term loan 4.75% 7/23/17 (k)		4,669	4,693
CNO Financial Group, Inc.:
Tranche B 1LN, term loan 4.25% 9/28/16 (k)		1,154	1,159
Floating Rate Loans - continued
		Principal Amount (000s) (d)	Value (000s)
FINANCIALS - continued
Insurance - continued
CNO Financial Group, Inc.: - continued
Tranche B 2LN, term loan 5% 9/28/18 (k)		$ 699	$ 707
Lonestar Intermediate Super Holdings LLC term loan 11% 9/2/19 (k)		9,815	10,404
			38,990
Real Estate Management & Development - 0.1%
Realogy Corp.:
Credit-Linked Deposit 3.2143% 10/10/13 (k)		332	320
Credit-Linked Deposit 4.4643% 10/10/16 (k)		631	634
term loan 4.461% 10/10/16 (k)		9,812	9,861
			10,815
TOTAL FINANCIALS			74,366
HEALTH CARE - 0.4%
Health Care Equipment & Supplies - 0.0%
Assuramed Holding, Inc.:
Tranche 2LN, term loan 9.25% 4/24/20 (k)		2,205	2,227
Tranche B 1LN, term loan 5.5% 10/24/19 (k)		1,490	1,505
			3,732
Health Care Providers & Services - 0.2%
DaVita, Inc. Tranche A, term loan 2.72% 10/20/15 (k)		6,811	6,794
Emergency Medical Services Corp. Tranche B, term loan 5.25% 5/25/18 (k)		11,441	11,513
			18,307
Life Sciences Tools & Services - 0.2%
Pharmaceutical Product Development, Inc. Tranche B, term loan 6.25% 12/5/18 (k)		12,707	12,897
PRA International Tranche 2LN, term loan 10.5% 12/10/19 (k)		1,505	1,520
PRA International Tranche B 1LN, term loan 6.5% 12/10/18 (k)		5,020	5,007
			19,424
Pharmaceuticals - 0.0%
Valeant Pharmaceuticals International Tranche B, term loan 4.25% 9/16/19 (k)		4,380	4,413
TOTAL HEALTH CARE			45,876
Floating Rate Loans - continued
		Principal Amount (000s) (d)	Value (000s)
INDUSTRIALS - 0.5%
Aerospace & Defense - 0.1%
Hamilton Sundstrand Corp. Tranche B, term loan 5% 12/13/19 (k)		$ 8,760	$ 8,837
TransDigm, Inc. Tranche B, term loan 4% 2/14/17 (k)		1,710	1,706
			10,543
Airlines - 0.1%
Northwest Airlines Corp. Tranche A, term loan 2.06% 12/31/18 (k)		8,374	7,787
United Air Lines, Inc. Tranche B, term loan 2.25% 2/1/14 (k)		11,986	11,956
			19,743
Building Products - 0.0%
HD Supply, Inc. Tranche B 1LN, term loan 7.25% 10/12/17 (k)		2,055	2,109
Commercial Services & Supplies - 0.1%
ADS Waste Holdings, Inc. Tranche B, term loan 5.25% 10/9/19 (k)		2,545	2,570
Delos Aircraft, Inc. Tranche T 2LN, term loan 4.75% 4/12/16 (k)		1,095	1,100
GCA Services Group, Inc. Tranche 2LN, term loan 9.25% 11/1/20 (k)		2,195	2,162
KAR Auction Services, Inc. Tranche B, term loan 5% 5/19/17 (k)		4,634	4,681
			10,513
Construction & Engineering - 0.1%
Drumm Investors LLC Tranche B, term loan 5% 5/4/18 (k)		9,134	8,563
Industrial Conglomerates - 0.1%
Tomkins PLC Tranche B, term loan 4.25% 9/21/16 (k)		8,828	8,872
Road & Rail - 0.0%
Swift Transportation Co. LLC Tranche B 2LN, term loan 5% 12/21/17 (k)		4,435	4,479
Transportation Infrastructure - 0.0%
Trico Shipping A/S:
Tranche A, term loan 10% 5/13/14 (k)		638	632
Tranche D, term loan 2.8% 5/13/14 (k)(s)		1,123	1,112
			1,744
TOTAL INDUSTRIALS			66,566
Floating Rate Loans - continued
		Principal Amount (000s) (d)	Value (000s)
INFORMATION TECHNOLOGY - 0.8%
Communications Equipment - 0.1%
Cequel Communications LLC Tranche B, term loan 4.0031% 2/14/19 (k)		$ 12,585	$ 12,648
Electronic Equipment & Components - 0.1%
Aeroflex, Inc. Tranche B, term loan 5.75% 5/9/18 (k)		2,434	2,446
Flextronics International Ltd.:
Tranche B A1, term loan 2.4617% 10/1/14 (k)		958	960
Tranche B A2, term loan 2.4617% 10/1/14 (k)		2,059	2,061
Tranche B A3, term loan 2.4617% 10/1/14 (k)		2,402	2,405
Tranche B-A, term loan 2.4617% 10/1/14 (k)		3,335	3,339
			11,211
IT Services - 0.2%
First Data Corp. Tranche 1LN, term loan 5.2107% 9/24/18 (k)		3,700	3,631
RP Crown Parent, LLC:
Tranche 1LN, term loan 6.75% 12/7/18 (k)		11,480	11,451
Tranche 2LN, term loan 11.25% 7/7/19 (k)		9,440	9,534
			24,616
Semiconductors & Semiconductor Equipment - 0.3%
NXP BV:
Tranche A 1LN, term loan 4.5% 3/4/17 (k)		5,831	5,875
Tranche A 2LN, term loan 5.5% 3/4/17 (k)		7,021	7,197
Tranche A6, term loan 5.25% 3/19/19 (k)		15,051	15,127
Tranche C, term loan 4.75% 1/11/20 (k)		3,450	3,454
			31,653
Software - 0.1%
Kronos, Inc.:
Tranche 2LN, term loan 9.75% 4/24/20 (k)		6,160	6,160
Tranche B 1LN, term loan 5.5% 10/30/19 (k)		4,560	4,606
Lawson Software, Inc. Tranche B 2LN, term loan 5.25% 4/5/18 (k)		1,531	1,545
			12,311
TOTAL INFORMATION TECHNOLOGY			92,439
MATERIALS - 0.2%
Chemicals - 0.0%
PL Propylene LLC Tranche B, term loan 7% 3/27/17 (k)		908	919
Floating Rate Loans - continued
		Principal Amount (000s) (d)	Value (000s)
MATERIALS - continued
Construction Materials - 0.1%
Fairmount Minerals Ltd. Tranche B, term loan 5.25% 3/15/17 (k)		$ 6,907	$ 6,873
Summit Materials LLC Tranche B, term loan 6% 1/30/19 (k)		1,573	1,583
			8,456
Metals & Mining - 0.1%
Fortescue Metals Group Ltd. Tranche B, term loan 5.25% 10/18/17 (k)		9,716	9,789
MRC Global, Inc. Tranche B, term loan 6.2525% 11/9/19 (k)		8,963	8,996
Walter Energy, Inc. Tranche B, term loan 5.75% 4/1/18 (k)		1,232	1,239
			20,024
TOTAL MATERIALS			29,399
TELECOMMUNICATION SERVICES - 0.4%
Diversified Telecommunication Services - 0.1%
Level 3 Financing, Inc. Tranche B 2LN, term loan 4.75% 8/1/19 (k)		14,550	14,605
Wireless Telecommunication Services - 0.3%
Crown Castle Operating Co. Tranche B, term loan 4% 1/31/19 (k)		4,925	4,950
Digicel International Finance Ltd. Tranche D 1LN, term loan 3.8125% 3/31/17 (k)		3,385	3,267
Intelsat Jackson Holdings SA:
term loan 3.21% 2/1/14 (k)		7,335	7,326
Tranche B, term loan 4.5% 4/2/18 (k)		16,519	16,664
Vodafone Americas Finance 2, Inc. term loan 6.875% 8/11/15		485	495
			32,702
TOTAL TELECOMMUNICATION SERVICES			47,307
Floating Rate Loans - continued
		Principal Amount (000s) (d)	Value (000s)
UTILITIES - 0.7%
Electric Utilities - 0.5%
Essential Power LLC Tranche B, term loan 5.5% 8/8/19 (k)		$ 3,079	$ 3,125
Texas Competitive Electric Holdings Co. LLC/Texas Competitive Electric Holdings Finance, Inc. Tranche B, term loan 4.7458% 10/10/17 (k)		88,051	59,325
			62,450
Gas Utilities - 0.0%
Everest Acquisition LLC Tranche B 1LN, term loan 5% 4/24/18 (k)		2,650	2,663
Independent Power Producers & Energy Traders - 0.2%
Calpine Corp. Tranche B, term loan 4.5% 4/1/18 (k)		7,794	7,872
LSP Madison Funding LLC Tranche 1LN, term loan 5.5% 6/28/19 (k)		5,544	5,614
The AES Corp. Tranche B, term loan 4.25% 5/27/18 (k)		6,991	7,061
			20,547
TOTAL UTILITIES			85,660
TOTAL FLOATING RATE LOANS (Cost $560,659)			562,839
Sovereign Loan Participations - 0.1%

Indonesian Republic loan participation:
Citibank 1.25% 12/14/19 (k)		5,040	4,763
Goldman Sachs 1.25% 12/14/19 (k)		4,619	4,365
1.25% 12/14/19 (k)		3,507	3,314
TOTAL SOVEREIGN LOAN PARTICIPATIONS (Cost $11,662)			12,442
Fixed-Income Funds - 0.5%
	Shares
Fidelity Floating Rate Central Fund (l) (Cost $39,099)	574,640	60,326
Preferred Securities - 0.3%
	Principal Amount (000s) (d)	Value (000s)
CONSUMER DISCRETIONARY - 0.0%
Media - 0.0%
Globo Comunicacoes e Participacoes SA 6.25% (e)(g)(h)	$ 5,610	$ 6,184
CONSUMER STAPLES - 0.0%
Food Products - 0.0%
Cosan Overseas Ltd. 8.25% (h)	1,555	1,727
FINANCIALS - 0.2%
Commercial Banks - 0.0%
Wells Fargo & Co. 7.98% (h)(k)	2,035	2,384
Diversified Financial Services - 0.2%
Bank of America Corp.:
8% (h)(k)	3,065	3,475
8.125% (h)(k)	2,245	2,499
Citigroup, Inc. 5.95% (h)(k)	11,880	12,151
		18,125
TOTAL FINANCIALS		20,509
INDUSTRIALS - 0.0%
Construction & Engineering - 0.0%
Odebrecht Finance Ltd. 7.5% (Reg. S) (h)	350	384
MATERIALS - 0.1%
Metals & Mining - 0.1%
CSN Islands XII Corp. 7% (Reg. S) (h)	7,940	8,113
TOTAL PREFERRED SECURITIES (Cost $33,687)		36,917
Other - 0.0%
	Shares
Other - 0.0%
Idearc, Inc. Claim (a) (Cost $0)	1,675,371	0
Money Market Funds - 4.0%
	Shares	Value (000s)
Fidelity Cash Central Fund, 0.18% (b) (Cost $494,738)	494,737,505	$ 494,738
TOTAL INVESTMENT PORTFOLIO - 100.7% (Cost $11,691,323)		12,427,192
NET OTHER ASSETS (LIABILITIES) (r) - (0.7)%		(90,160)
NET ASSETS - 100%		$ 12,337,032
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Treasury Contracts
478 CBOT 2-Year U.S. Treasury Note Contracts	March 2013	$ 105,384	$ 7
77 CBOT 30 Year U.S. Treasury Bond Contracts	March 2013	11,358	(93)
28 CBOT Ultra Long Term U.S. Treasury Bond Contracts	March 2013	4,553	(61)
TOTAL TREASURY CONTRACTS		$ 121,295	$ (147)
The face value of futures purchased as a percentage of net assets is 1%
Swap Agreements
Interest Rate Swaps
Counterparty	Expiration Date	Notional Amount (000s)	Payment Received	Payment Paid	Value (000s)	Upfront Premium Received/ (Paid) (000s)	Unrealized Appreciation/(Depreciation) (000s)
Deutsche Bank AG	Nov. 2014	$ 41,200	3-month LIBOR	0.38%	$ 4	$ 0	$ 4
JPMorgan Chase, Inc.	Nov. 2014	29,500	3-month LIBOR	0.38%	12	0	12
Deutsche Bank AG	Nov. 2017	13,200	3-month LIBOR	0.83%	(3)	0	(3)
JPMorgan Chase, Inc.	Nov. 2017	9,300	3-month LIBOR	0.76%	34	0	34
Swap Agreements - continued
Interest Rate Swaps - continued
Counterparty	Expiration Date	Notional Amount (000s)	Payment Received	Payment Paid	Value (000s)	Upfront Premium Received/ (Paid) (000s)	Unrealized Appreciation/(Depreciation) (000s)
Deutsche Bank AG	Nov. 2022	$ 13,400	3-month LIBOR	1.76%	$ 15	$ 0	$ 15
JPMorgan Chase, Inc.	Nov. 2022	9,000	3-month LIBOR	1.62%	137	0	137
JPMorgan Chase, Inc.	Jun. 2042	2,400	3-month LIBOR	2.44%	174	0	174
Deutsche Bank AG	Nov. 2042	8,000	3-month LIBOR	2.65%	212	0	212
JPMorgan Chase, Inc.	Nov. 2042	4,200	3-month LIBOR	2.46%	289	0	289
JPMorgan Chase, Inc.	Dec. 2042	33,532	3-month LIBOR	2.58%	1,415	0	1,415
TOTAL INTEREST RATE SWAPS					$ 2,289	$ 0	$ 2,289
Currency Abbreviations
BRL	-	Brazilian real
CAD	-	Canadian dollar
EUR	-	European Monetary Unit
GBP	-	British pound
JPY	-	Japanese yen
NGN	-	Nigerian naira
RUB	-	Russian ruble
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) Non-income producing - Security is in default.
(d) Amount is stated in United States dollars unless otherwise noted.
(e) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(f) Security or a portion of the security is on loan at period end.

(g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,126,269,000 or 17.2% of net assets.

(h) Security is perpetual in nature with no stated maturity date.
(i) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(j) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $499,000.
(k) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(l) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at advisor.fidelity.com. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(m) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.
(n) Principal Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans.
(o) Quantity represents share amount.
(p) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.
(q) Investment is owned by an entity that is treated as a corporation for U.S. tax purposes which is owned by the Fund.
(r) Includes cash collateral of $15,152,000 from securities on loan.

(s) Position or a portion of the position represents an unfunded loan commitment. At period end, the total principal amount and market value of unfunded commitments totaled $899,000 and $890,000, respectively. The coupon rate will be determined at time of settlement.

(t) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $9,331,000 or 0.1% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Aleris International, Inc.	6/1/10	$ 1,341
HMH Holdings, Inc. warrants 3/9/17	3/9/10	$ 185
HMH Holdings, Inc. warrants 6/22/19	6/22/12	$ 62
RDA Holding Co. warrants 2/19/14	2/27/07	$ 3,000
Station Holdco LLC	6/17/11 - 3/15/12	$ 5,096
Station Holdco LLC warrants 6/15/18	4/29/08 - 11/25/08	$ 15,268
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 977
Fidelity Floating Rate Central Fund	4,968
Total	$ 5,945
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Floating Rate Central Fund	$ 123,932	$ -	$ 69,770	$ 60,326	3.8%
Other Information

The following is a summary of the inputs used, as of December 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 19,066	$ 7,226	$ 4,240	$ 7,600
Consumer Staples	1,065	-	655	410
Financials	61,219	29,569	31,650	-
Industrials	25,290	18,006	-	7,284
Information Technology	1,193	1,193	-	-
Materials	4,007	425	-	3,582
Utilities	199	199	-	-
Corporate Bonds	4,692,610	-	4,692,011	599
U.S. Government and Government Agency Obligations	2,623,593	-	2,623,593	-
U.S. Government Agency - Mortgage Securities	549,802	-	549,802	-
Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities: - continued
Asset-Backed Securities	$ 2,467	$ -	$ 2,467	$ -
Collateralized Mortgage Obligations	423,949	-	423,949	-
Commercial Mortgage Securities	186,915	-	186,915	-
Foreign Government and Government Agency Obligations	2,668,555	-	2,662,312	6,243
Floating Rate Loans	562,839	-	562,830	9
Sovereign Loan Participations	12,442	-	-	12,442
Fixed-Income Funds	60,326	60,326	-	-
Preferred Securities	36,917	-	36,917	-
Other	-	-	-	-
Money Market Funds	494,738	494,738	-	-
Total Investments in Securities:	$ 12,427,192	$ 611,682	$ 11,777,341	$ 38,169
Derivative Instruments:
Assets
Futures Contracts	$ 7	$ 7	$ -	$ -
Swap Agreements	2,292	-	2,292	-
Total Assets	$ 2,299	$ 7	$ 2,292	$ -
Liabilities
Futures Contracts	$ (154)	$ (154)	$ -	$ -
Swap Agreements	(3)	-	(3)	-
Total Liabilities	$ (157)	$ (154)	$ (3)	$ -
Total Derivative Instruments:	$ 2,142	$ (147)	$ 2,289	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of December 31, 2012. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value (Amounts in thousands)
	Asset	Liability
Interest Rate Risk
Futures Contracts (a)	$ 7	$ (154)
Swap Agreements (b)	2,292	(3)
Total Value of Derivatives	$ 2,299	$ (157)

(a) Reflects cumulative appreciation/(depreciation) on futures contracts as disclosed on the Schedule of Investments. Only the period end variation margin is separately disclosed on the Statement of Assets and Liabilities.

(b) Value is disclosed on the Statement of Assets and Liabilities in the Swap agreements, at value line-items.
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows. (Unaudited)
United States of America	65.8%
Canada	2.9%
Germany	2.6%
United Kingdom	2.6%
Italy	2.4%
Venezuela	2.3%
Japan	2.2%
Luxembourg	1.8%
Netherlands	1.4%
Mexico	1.3%
Turkey	1.2%
Bermuda	1.2%
Russia	1.0%
Argentina	1.0%
Indonesia	1.0%
Others (Individually Less Than 1%)	9.3%
100.0%
The information in the above table is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's fixed-income central funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	December 31, 2012

Assets
Investment in securities, at value (including securities loaned of $14,834) - See accompanying schedule: Unaffiliated issuers (cost $11,157,486)	$ 11,872,128
Fidelity Central Funds (cost $533,837)	555,064
Total Investments (cost $11,691,323)		$ 12,427,192
Cash		20,168
Foreign currency held at value (cost $5)		5
Receivable for investments sold		138,956
Receivable for fund shares sold		20,421
Dividends receivable		56
Interest receivable		136,366
Distributions receivable from Fidelity Central Funds		362
Swap agreements, at value		2,292
Prepaid expenses		29
Other receivables		33
Total assets		12,745,880

Liabilities
Payable for investments purchased Regular delivery	$ 161,880
Delayed delivery	185,175
Payable for fund shares redeemed	27,667
Distributions payable	7,559
Swap agreements, at value	3
Accrued management fee	5,794
Distribution and service plan fees payable	3,501
Payable for daily variation margin on futures contracts	103
Other affiliated payables	1,582
Other payables and accrued expenses	432
Collateral on securities loaned, at value	15,152
Total liabilities		408,848

Net Assets		$ 12,337,032
Net Assets consist of:
Paid in capital		$ 11,554,674
Undistributed net investment income		72,826
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(25,189)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		734,721
Net Assets		$ 12,337,032

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	December 31, 2012

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($5,582,381 ÷ 440,037 shares)	$ 12.69

Maximum offering price per share (100/96.00 of $12.69)	$ 13.22
Class T: Net Asset Value and redemption price per share ($1,554,029 ÷ 122,559 shares)	$ 12.68

Maximum offering price per share (100/96.00 of $12.68)	$ 13.21
Class B: Net Asset Value and offering price per share ($203,684 ÷ 16,007 shares)A	$ 12.72

Class C: Net Asset Value and offering price per share ($2,238,141 ÷ 176,840 shares)A	$ 12.66

Institutional Class: Net Asset Value, offering price and redemption price per share ($2,758,797 ÷ 214,839 shares)	$ 12.84

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

Amounts in thousands	Year ended December 31, 2012

Investment Income
Dividends		$ 4,238
Interest		536,341
Income from Fidelity Central Funds		5,945
Total income		546,524

Expenses
Management fee	$ 64,174
Transfer agent fees	16,411
Distribution and service plan fees	39,339
Accounting and security lending fees	1,630
Custodian fees and expenses	373
Independent trustees' compensation	40
Registration fees	639
Audit	123
Legal	47
Interest	1
Miscellaneous	99
Total expenses before reductions	122,876
Expense reductions	(5)	122,871
Net investment income (loss)		423,653
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	150,943
Fidelity Central Funds	22,958
Foreign currency transactions	703
Futures contracts	3,361
Swap agreements	13
Total net realized gain (loss)		177,978
Change in net unrealized appreciation (depreciation) on: Investment securities	512,169
Assets and liabilities in foreign currencies	(920)
Futures contracts	(293)
Swap agreements	2,289
Delayed delivery commitments	2
Total change in net unrealized appreciation (depreciation)		513,247
Net gain (loss)		691,225
Net increase (decrease) in net assets resulting from operations		$ 1,114,878

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Year ended December 31, 2012	Year ended December 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 423,653	$ 400,169
Net realized gain (loss)	177,978	197,810
Change in net unrealized appreciation (depreciation)	513,247	(203,634)
Net increase (decrease) in net assets resulting from operations	1,114,878	394,345
Distributions to shareholders from net investment income	(387,905)	(430,975)
Distributions to shareholders from net realized gain	(183,452)	(225,437)
Total distributions	(571,357)	(656,412)
Share transactions - net increase (decrease)	1,696,996	1,221,796
Total increase (decrease) in net assets	2,240,517	959,729

Net Assets
Beginning of period	10,096,515	9,136,786
End of period (including undistributed net investment income of $72,826 and undistributed net investment income of $72,067, respectively)	$ 12,337,032	$ 10,096,515

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended December 31,	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 12.07	$ 12.38	$ 12.13	$ 9.77	$ 11.62
Income from Investment Operations
Net investment income (loss) C	.479	.536	.622	.681	.600
Net realized and unrealized gain (loss)	.776	.009 F	.500	2.345	(1.826)
Total from investment operations	1.255	.545	1.122	3.026	(1.226)
Distributions from net investment income	(.442)	(.572)	(.582)	(.566)	(.554)
Distributions from net realized gain	(.193)	(.283)	(.290)	(.100)	(.070)
Total distributions	(.635)	(.855)	(.872)	(.666)	(.624)
Net asset value, end of period	$ 12.69	$ 12.07	$ 12.38	$ 12.13	$ 9.77
Total Return A,B	10.57%	4.47%	9.48%	31.74%	(10.98)%
Ratios to Average Net Assets D,G
Expenses before reductions	.98%	.99%	.99%	1.01%	1.02%
Expenses net of fee waivers, if any	.98%	.99%	.99%	1.01%	1.02%
Expenses net of all reductions	.98%	.99%	.99%	1.01%	1.02%
Net investment income (loss)	3.83%	4.29%	5.00%	6.14%	5.49%
Supplemental Data
Net assets, end of period (in millions)	$ 5,582	$ 4,746	$ 4,169	$ 3,725	$ 2,174
Portfolio turnover rate E	126%	221%	207%	202%	255%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended December 31,	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 12.07	$ 12.38	$ 12.12	$ 9.77	$ 11.62
Income from Investment Operations
Net investment income (loss) C	.479	.536	.621	.675	.607
Net realized and unrealized gain (loss)	.766	.009 F	.511	2.341	(1.832)
Total from investment operations	1.245	.545	1.132	3.016	(1.225)
Distributions from net investment income	(.442)	(.572)	(.582)	(.566)	(.555)
Distributions from net realized gain	(.193)	(.283)	(.290)	(.100)	(.070)
Total distributions	(.635)	(.855)	(.872)	(.666)	(.625)
Net asset value, end of period	$ 12.68	$ 12.07	$ 12.38	$ 12.12	$ 9.77
Total Return A,B	10.49%	4.48%	9.57%	31.64%	(10.97)%
Ratios to Average Net Assets D,G
Expenses before reductions	.98%	.98%	.99%	1.01%	1.01%
Expenses net of fee waivers, if any	.98%	.98%	.99%	1.01%	1.01%
Expenses net of all reductions	.98%	.98%	.99%	1.01%	1.01%
Net investment income (loss)	3.83%	4.29%	5.00%	6.14%	5.50%
Supplemental Data
Net assets, end of period (in millions)	$ 1,554	$ 1,471	$ 1,571	$ 1,579	$ 1,337
Portfolio turnover rate E	126%	221%	207%	202%	255%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended December 31,	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 12.11	$ 12.42	$ 12.16	$ 9.80	$ 11.65
Income from Investment Operations
Net investment income (loss) C	.391	.449	.535	.600	.525
Net realized and unrealized gain (loss)	.765	.007 F	.509	2.348	(1.831)
Total from investment operations	1.156	.456	1.044	2.948	(1.306)
Distributions from net investment income	(.353)	(.483)	(.494)	(.488)	(.474)
Distributions from net realized gain	(.193)	(.283)	(.290)	(.100)	(.070)
Total distributions	(.546)	(.766)	(.784)	(.588)	(.544)
Net asset value, end of period	$ 12.72	$ 12.11	$ 12.42	$ 12.16	$ 9.80
Total Return A,B	9.67%	3.72%	8.77%	30.72%	(11.60)%
Ratios to Average Net Assets D,G
Expenses before reductions	1.69%	1.69%	1.70%	1.72%	1.76%
Expenses net of fee waivers, if any	1.69%	1.69%	1.70%	1.72%	1.75%
Expenses net of all reductions	1.69%	1.69%	1.70%	1.72%	1.75%
Net investment income (loss)	3.12%	3.59%	4.30%	5.43%	4.76%
Supplemental Data
Net assets, end of period (in millions)	$ 204	$ 244	$ 307	$ 348	$ 267
Portfolio turnover rate E	126%	221%	207%	202%	255%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended December 31,	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 12.05	$ 12.36	$ 12.10	$ 9.76	$ 11.60
Income from Investment Operations
Net investment income (loss) C	.384	.441	.528	.597	.517
Net realized and unrealized gain (loss)	.767	.010 F	.512	2.327	(1.817)
Total from investment operations	1.151	.451	1.040	2.924	(1.300)
Distributions from net investment income	(.348)	(.478)	(.490)	(.484)	(.470)
Distributions from net realized gain	(.193)	(.283)	(.290)	(.100)	(.070)
Total distributions	(.541)	(.761)	(.780)	(.584)	(.540)
Net asset value, end of period	$ 12.66	$ 12.05	$ 12.36	$ 12.10	$ 9.76
Total Return A,B	9.68%	3.71%	8.77%	30.60%	(11.59)%
Ratios to Average Net Assets D,G
Expenses before reductions	1.73%	1.74%	1.74%	1.75%	1.79%
Expenses net of fee waivers, if any	1.73%	1.74%	1.74%	1.75%	1.79%
Expenses net of all reductions	1.73%	1.74%	1.74%	1.75%	1.79%
Net investment income (loss)	3.08%	3.54%	4.26%	5.40%	4.72%
Supplemental Data
Net assets, end of period (in millions)	$ 2,238	$ 1,824	$ 1,609	$ 1,336	$ 800
Portfolio turnover rate E	126%	221%	207%	202%	255%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended December 31,	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 12.21	$ 12.52	$ 12.25	$ 9.87	$ 11.72
Income from Investment Operations
Net investment income (loss) B	.514	.570	.657	.710	.635
Net realized and unrealized gain (loss)	.779	.003 E	.514	2.361	(1.835)
Total from investment operations	1.293	.573	1.171	3.071	(1.200)
Distributions from net investment income	(.470)	(.600)	(.611)	(.591)	(.580)
Distributions from net realized gain	(.193)	(.283)	(.290)	(.100)	(.070)
Total distributions	(.663)	(.883)	(.901)	(.691)	(.650)
Net asset value, end of period	$ 12.84	$ 12.21	$ 12.52	$ 12.25	$ 9.87
Total Return A	10.78%	4.66%	9.80%	31.92%	(10.67)%
Ratios to Average Net Assets C,F
Expenses before reductions	.75%	.76%	.76%	.78%	.78%
Expenses net of fee waivers, if any	.75%	.76%	.76%	.78%	.78%
Expenses net of all reductions	.75%	.76%	.76%	.78%	.78%
Net investment income (loss)	4.07%	4.52%	5.23%	6.37%	5.73%
Supplemental Data
Net assets, end of period (in millions)	$ 2,759	$ 1,812	$ 1,481	$ 1,156	$ 750
Portfolio turnover rate D	126%	221%	207%	202%	255%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended December 31, 2012

(Amounts in thousands except percentages)

1. Organization.

Fidelity Advisor Strategic Income Fund (the Fund) is a fund of Fidelity Advisor Series II (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The following summarizes the Fund's investment in each non-money market Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices
Fidelity Floating Rate Central Fund	FMR Co., Inc. (FMRC)	Seeks a high level of income by normally investing in floating rate loans and other floating rate securities.	Delayed Delivery & When Issued Securities Loans & Direct Debt Instruments Repurchase Agreements Restricted Securities

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2. Investments in Fidelity Central Funds - continued

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at advisor.fidelity.com. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Valuation - continued

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, floating rate loans, foreign government and government agency obligations, preferred securities, U.S. government and government agency obligations, and sovereign loan participations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices and are generally categorized as Level 2 in the hierarchy. For asset backed securities, collateralized mortgage obligations, commercial mortgage securities, and U.S. government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy. Swap agreements are marked-to-market daily based on valuations from third party pricing vendors or broker-supplied valuations. Pricing vendors utilize matrix pricing which considers comparisons to interest rate curves, credit spread curves, default possibilities and recovery rates and, as a result, swap agreements are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities and swap agreements may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the

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3. Significant Accounting Policies - continued

Investment Valuation - continued

hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of December 31, 2012, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. The principal amount on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to interest income even though principal is not received until maturity. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. As of December 31, 2012, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Annual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, swap agreements, foreign currency transactions, market discount, partnerships, deferred trustees compensation and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 877,851
Gross unrealized depreciation	(113,339)
Net unrealized appreciation (depreciation) on securities and other investments	$ 764,512

Tax Cost	$ 11,662,680

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$ 19,346
Undistributed long-term capital gain	$ 698
Net unrealized appreciation (depreciation)	$ 763,677

The tax character of distributions paid was as follows:

	December 31, 2012	December 31, 2011
Ordinary Income	$ 469,242	$ 499,338
Long-term Capital Gains	102,115	157,074
Total	$ 571,357	$ 656,412

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. During the period, the Fund transacted in TBA securities that involved buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. The Fund may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or the Fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to the Fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

Annual Report

3. Significant Accounting Policies - continued

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund invests in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the Fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment or participation, or may be made directly to a borrower. The Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these loans. The Fund also invests in unfunded loan commitments, which are contractual obligations for future funding. Information regarding unfunded commitments is included at the end of the Fund's Schedule of Investments.

New Accounting Pronouncement. In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts and swap agreements. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as swap agreements, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement on a bilateral basis with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded futures

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4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to exchange-traded futures contracts is mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Interest Rate Risk
Futures Contracts	$ 3,361	$ (293)
Swap Agreements	13	2,289
Totals (a)	$ 3,374	$ 1,996

(a) A summary of the value of derivatives by primary risk exposure as of period end, is included at the end of the Schedule of Investments and is representative of activity for the period

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the bond market and to fluctuations in interest rates .

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is included in the Statement of Operations.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

4. Derivative Instruments - continued

Futures Contracts - continued

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

Swap Agreements. A swap agreement (swap) is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount.

Swaps are marked-to-market daily and changes in value are reflected in the Statement of Assets and Liabilities in the swap agreements at value line items. Any upfront premiums paid or received upon entering a swap to compensate for differences between stated terms of the agreement and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded in net unrealized appreciation (depreciation) in the Statement of Assets and Liabilities and amortized to realized gain or (loss) ratably over the term of the swap. Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Realized gain or (loss) is also recorded in the event of an early termination of a swap. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is included in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swap Agreements."

Interest Rate Swaps. Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

5. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities and U.S. government securities, aggregated $7,072,637 and $6,078,428, respectively.

Annual Report

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .57% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 13,091	$ 165
Class T	-%	.25%	3,767	42
Class B	.65%	.25%	2,013	1,457
Class C	.75%	.25%	20,468	4,528
			$ 39,339	$ 6,192

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 689
Class T	121
Class B*	323
Class C*	226
$ 1,359

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each applicable class were as follows:

	Amount	% of Average Net Assets
Class A	$ 7,275.14
Class T	2,098.14
Class B	446.20
Class C	2,892.14
Institutional Class	3,700.16
	$ 16,411

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 16,383.48%		$ -*

* Amount represents two hundred eighteen dollars

Annual Report

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $30 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is maintained at the Fund's custodian and/or invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income. Total security lending income during the period amounted to $126.

9. Bank Borrowings.

The Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity requirements. The Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. The average loan balance during the period for which loans were outstanding amounted to $23,122. The weighted average interest rate was .66%. The interest expense amounted to four hundred twenty-four dollars under the bank borrowing program. At period end, there were no bank borrowings outstanding.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

10. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $3 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $2.

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended December 31,	2012	2011
From net investment income
Class A	$ 184,852	$ 205,948
Class T	53,316	68,991
Class B	6,329	10,324
Class C	56,930	66,420
Institutional Class	86,478	79,292
Total	$ 387,905	$ 430,975
From net realized gain
Class A	$ 83,442	$ 105,689
Class T	23,291	33,932
Class B	3,121	5,842
Class C	33,426	40,648
Institutional Class	40,172	39,326
Total	$ 183,452	$ 225,437

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended December 31,	2012	2011	2012	2011
Class A
Shares sold	127,635	126,923	$ 1,591,154	$ 1,585,126
Reinvestment of distributions	16,767	20,017	210,697	246,096
Shares redeemed	(97,467)	(90,489)	(1,216,353)	(1,129,354)
Net increase (decrease)	46,935	56,451	$ 585,498	$ 701,868
Class T
Shares sold	25,754	25,003	$ 322,003	$ 311,991
Reinvestment of distributions	5,144	6,988	64,574	85,992
Shares redeemed	(30,210)	(36,994)	(377,041)	(461,831)
Net increase (decrease)	688	(5,003)	$ 9,536	$ (63,848)

Annual Report

12. Share Transactions - continued

	Shares		Dollars
Years ended December 31,	2012	2011	2012	2011
Class B
Shares sold	1,036	1,555	$ 12,969	$ 19,480
Reinvestment of distributions	585	1,018	7,368	12,558
Shares redeemed	(5,747)	(7,166)	(71,921)	(89,747)
Net increase (decrease)	(4,126)	(4,593)	$ (51,584)	$ (57,709)
Class C
Shares sold	46,989	44,256	$ 585,374	$ 551,111
Reinvestment of distributions	5,565	6,683	69,818	81,884
Shares redeemed	(27,147)	(29,665)	(338,449)	(369,130)
Net increase (decrease)	25,407	21,274	$ 316,743	$ 263,865
Institutional Class
Shares sold	108,793	67,033	$ 1,371,632	$ 846,232
Reinvestment of distributions	7,682	6,936	97,784	86,262
Shares redeemed	(49,978)	(43,944)	(632,613)	(554,874)
Net increase (decrease)	66,497	30,025	$ 836,803	$ 377,620

13. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

14. Credit Risk.

The Fund's relatively large investment in countries with limited or developing capital markets may involve greater risks than investments in more developed markets and the prices of such investments may be volatile. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of the Fund's investments and the income they generate, as well as the Fund's ability to repatriate such amounts.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Advisor Series II and Shareholders of Fidelity Advisor Strategic Income Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Advisor Strategic Income Fund (the Fund), a fund of Fidelity Advisor Series II, including the schedule of investments, as of December 31, 2012, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2012, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Advisor Strategic Income Fund as of December 31, 2012, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

February 22, 2013

Annual Report

Trustees and Officers

The Trustees, Member of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 218 funds advised by FMR or an affiliate. Mr. Curvey oversees 452 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the month in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Member hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Annual Report

Trustees and Officers - continued

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Albert R. Gamper, Jr. serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds and another Board oversees Fidelity's equity and high income funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupations and Other Relevant Experience+
Abigail P. Johnson (51)

Year of Election or Appointment: 2009

Ms. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Ms. Johnson serves as President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (2011-present), Chairman and Director of FMR (2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

James C. Curvey (77)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupations and Other Relevant Experience+
Albert R. Gamper, Jr. (70)

Year of Election or Appointment: 2006

Mr. Gamper is Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2012-present). Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Barnabas Health Care System. Previously, Mr. Gamper served as Vice Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2011-2012) and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (61)

Year of Election or Appointment: 2010

Mr. Gartland is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (65)

Year of Election or Appointment: 2008

Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present), AGL Resources, Inc. (holding company, 2002-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (58)

Year of Election or Appointment: 2009

Previously, Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity Fixed Income and Asset Allocation Funds (2008-2009). Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management (2003-2005). Mr. Kenneally was a Director of the Credit Suisse Funds (U.S. mutual funds, 2004-2008) and certain other closed-end funds (2004-2005) and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (72)

Year of Election or Appointment: 2007

Mr. Keyes serves as a member of the Boards of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002) and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, since 1998). Prior to his retirement, Mr. Keyes served as Chairman and Chief Executive Officer of Johnson Controls (automotive, building, and energy, 1998-2002) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (66)

Year of Election or Appointment: 2001

Ms. Knowles is Vice Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2012-present). Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is an Honorary Trustee of the Brookings Institution and a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California and the Foundation Board of the School of Architecture at the University of Virginia (2007-present). Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007).

Kenneth L. Wolfe (73)

Year of Election or Appointment: 2005

Prior to his retirement, Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer (1994-2001) of Hershey Foods Corporation. He also served as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (personal care products, 2004-2009). Mr. Wolfe previously served as Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2008-2012).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Advisory Board Member and Executive Officers:

Correspondence intended for Elizabeth S. Acton may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for each executive officer may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Elizabeth S. Acton (61)

Year of Election or Appointment: 2013

Member of the Advisory Board. Ms. Acton also serves as Trustee or Member of the Advisory Board of other Fidelity Fixed Income and Asset Allocation Funds (2013-present). Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (November 2011-April 2012), Executive Vice President, Chief Financial Officer (April 2002-November 2011), and Treasurer (May 2004-May 2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present).

Stephanie J. Dorsey (43)

Year of Election or Appointment: 2013

President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Dorsey also serves as Assistant Treasurer of other Fidelity funds (2010-present) and is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds (2008-2013), Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Charles S. Morrison (52)

Year of Election or Appointment: 2012

Vice President of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Morrison also serves as President, Fixed Income and is an employee of Fidelity Investments. Previously, Mr. Morrison served as Vice President of Fidelity's Money Market Funds (2005-2009), President, Money Market Group Leader of FMR (2009), and Senior Vice President, Money Market Group of FMR (2004-2009). Mr. Morrison also served as Vice President of Fidelity's Bond Funds (2002-2005), certain Balanced Funds (2002-2005), and certain Asset Allocation Funds (2002-2007), and as Senior Vice President (2002-2005) of Fidelity's Fixed Income Division.

Derek L. Young (48)

Year of Election or Appointment: 2009

Vice President of Fidelity's Asset Allocation Funds. Mr. Young is also a Trustee of other investment companies advised by Strategic Advisers, Inc. (Strategic Advisers) (2012-present), President and a Director of Strategic Advisers (2011-present), President of Fidelity Global Asset Allocation (GAA) (2011-present), and Vice Chairman of Pyramis Global Advisors LLC (2011-present). Previously, Mr. Young served as Chief Investment Officer of GAA (2009-2011) and as a portfolio manager.

Andrew Windmueller (52)

Year of Election or Appointment: 2012

Vice President of Fidelity's Asset Allocation Funds. Mr. Windmueller also serves as Chief Investment Officer of Strategic Advisers, Inc. (2011-present), Chief Investment Officer for Global Asset Allocation Multi-Asset Class Strategies (2011-present), and is an employee of Fidelity Investments (2000-present).

Scott C. Goebel (44)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as Secretary of Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); Secretary and CLO of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); employed by FMR LLC or an affiliate (2001-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Ramon Herrera (38)

Year of Election or Appointment: 2012

Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Herrera also serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2004-present).

Elizabeth Paige Baumann (44)

Year of Election or Appointment: 2012

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Baumann also serves as AML Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2012-present), Chief AML Officer of FMR LLC (2012-present), and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

Christine Reynolds (54)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Michael H. Whitaker (45)

Year of Election or Appointment: 2008

Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Whitaker also serves as Chief Compliance Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present). Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Joseph F. Zambello (55)

Year of Election or Appointment: 2011

Deputy Treasurer of the Fidelity funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of FMR's Program Management Group (2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Stephen Sadoski (41)

Year of Election or Appointment: 2013

Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Sadoski also serves as Deputy Treasurer of other Fidelity funds (2012-present) and is an employee of Fidelity Investments (2012-present). Previously, Mr. Sadoski served as Assistant Treasurer of Fidelity's Fixed Income and Asset Allocation Funds (2012-2013), an assistant chief accountant in the Division of Investment Management of the Securities and Exchange Commission (SEC) (2009-2012) and as a senior manager at Deloitte & Touche (1997-2009).

Adrien E. Deberghes (45)

Year of Election or Appointment: 2010

Assistant Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Deberghes also serves as Vice President and Assistant Treasurer (2011-present) and Deputy Treasurer (2008-present) of other Fidelity funds, and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Kenneth B. Robins (43)

Year of Election or Appointment: 2009

Assistant Treasurer of the Fidelity Fixed Income and Asset Allocation Funds. Mr. Robins also serves as President and Treasurer of other Fidelity funds (2008-present; 2010-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Deputy Treasurer of the Fidelity funds (2005-2008) and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Gary W. Ryan (54)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Jonathan Davis (44)

Year of Election or Appointment: 2010

Assistant Treasurer of the Fidelity funds. Mr. Davis is also Assistant Treasurer of Fidelity Rutland Square Trust II and Fidelity Commonwealth Trust II. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Annual Report

Distributions (Unaudited)

The Board of Trustees of Advisor Strategic Income Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities:

	Pay Date	Record Date	Capital Gains
Class A	02/19/2013	02/15/2013	$0.002
Class T	02/19/2013	02/15/2013	$0.002
Class B	02/19/2013	02/15/2013	$0.002
Class C	02/19/2013	02/15/2013	$0.002

The fund hereby designates as a capital gain dividend with respect to the taxable year ended December 31, 2012, $98,804,278, or, if subsequently determined to be different, the net capital gain of such year.

A total of 6.22% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $248,925,831 of distributions paid during the period January 1, 2012 to December 31, 2012 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund will notify shareholders in January 2013 of amounts for use in preparing 2012 income tax returns.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Advisor Strategic Income Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established three standing committees, Operations, Audit, and Governance and Nominating, each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and, among other matters, considers matters specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its September 2012 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale exist and would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts is fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Annual Report

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of the Investment Advisers' investment staff, including its size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, managing, and compensating investment personnel. The Board also noted that FMR has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. The Board also believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered the Investment Advisers' trading and risk management capabilities and resources, which are an integral part of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and support of the senior management team that oversees asset management; (ii) persisting in efforts to enhance Fidelity's research capabilities, in particular, international research; (iii) launching new funds and making other enhancements to meet client needs for global and income-oriented solutions; (iv) continuing to launch dedicated lower cost underlying funds to meet investment management's portfolio construction needs related to expanding underlying fund options, specifically for the Freedom Fund product lines; (v) adopting a sector neutral investment approach for certain funds and utilizing a team of portfolio managers to manage certain sector-neutral funds; (vi) rationalizing product lines and gaining increased efficiencies through combinations of several funds with other funds; (vii) strengthening the Spartan Index Fund product line by adding new funds and/or new low-cost institutional share classes, restructuring fund expenses to accommodate new classes, and reducing investment minimums for certain classes of shares; (viii) modifying the eligibility criteria for Institutional Class shares to increase their appeal to government entities and charitable investors; and (ix) reducing certain transfer agent fee rates.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for each class, as well as the fund's relative investment performance for each class measured over multiple periods against (i) a proprietary custom index, and (ii) a peer group of mutual funds deemed appropriate by Fidelity and reviewed by the Board. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2011, the cumulative total returns of Institutional Class (Class I) and Class C of the fund, the cumulative total returns of a proprietary custom index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Morningstar, Inc. as having an investment style similar to that of the fund based on underlying portfolio holdings. The returns of Institutional Class (Class I) and Class C show the performance of the highest and lowest performing classes, respectively (based on five-year performance). The box within each chart shows the 25th percentile return (top of box) and the 75th percentile return (bottom of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the peer group whose performance was equal to or lower than that of the class indicated. The fund's proprietary custom index is an index developed by FMR that represents the performance of the fund's four general investment categories according to their respective weightings in the fund's neutral mix.

Annual Report

Fidelity Advisor Strategic Income Fund

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of Institutional Class (Class I) of the fund was in the second quartile for the one- and three-year periods and the first quartile for the five-year period. The Board also noted that the investment performance of the fund was lower than its benchmark for the one- and five-year periods, although the three-year cumulative total return of Institutional Class (Class I) compared favorably to its benchmark. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board noted that there was a portfolio management change for the fund in June 2012. The Board also reviewed the fund's performance since inception as well as performance in the current year. The Board will closely monitor the performance of the fund in the coming year.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 26% means that 74% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Annual Report

Fidelity Advisor Strategic Income Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2011.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of each class's total expense ratio, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each class ranked below its competitive median for 2011.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. The Board noted the findings of the 2010 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions. The Board also noted that in 2009, it and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

Annual Report

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the compensation paid to fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's fee structures, including the group fee structure, and the rationale for recommending different fees among different categories of funds and classes; (vi) Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes as well as contractual waivers in place for certain funds; (vii) regulatory and industry developments, including those affecting money market funds and target date funds, and the potential impact to Fidelity; (viii) Fidelity's transfer agent fees, expenses, and services, and drivers for determining the transfer agent fee structure of different funds and classes; (ix) management fee rates charged by FMR or Fidelity entities to other Fidelity clients; (x) the allocation of and historical trends in Fidelity's realization of fall-out benefits; and (xi) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expense ratios for certain funds and classes or to achieve further economies of scale.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

FIL Investments (Japan) Limited

FIL Investment Advisors

FIL Investment Advisors (U.K.) Ltd.

Fidelity Investments Money Management, Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

State Street Bank and Trust Company

Quincy, MA

(Fidelity Investment logo)(registered trademark)

SI-UANN-0213
1.787727.109

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Strategic Income
Fund - Institutional Class

Annual Report

December 31, 2012

(Fidelity Cover Art)

Contents

Performance	(Click Here)	How the fund has done over time.
Management's Discussion of Fund Performance	(Click Here)	The Portfolio Manager's review of fundperformance and strategy.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended December 31, 2012	Past 1 year	Past 5 years	Past 10 years
Institutional Class	10.78%	8.45%	8.66%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor® Strategic Income Fund - Institutional Class on December 31, 2002. The chart shows how the value of your investment would have changed, and also shows how The BofA Merrill LynchSM US High Yield Constrained Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: Amid the crosscurrents of falling interest rates and investors' vacillating concerns about macroeconomic head winds, global bond markets posted solid returns for the 12 months ending December 31, 2012. Accommodative monetary policy by the world's major central banks helped foster an environment in which risk taking was rewarded. As such, more-credit-sensitive bonds with higher yields than U.S. Treasuries outpaced more-defensive government securities. During the fourth quarter, many macroeconomic concerns began to abate, as the eurozone crisis became less severe, China's economy reaccelerated and the fiscal policy issues in the U.S. appeared close to some kind of resolution in the final days of the period. Within an improving economic environment, all four of the asset classes represented in the Composite index for Fidelity Advisor® Strategic Income Fund produced a double-digit gain for the year. The strongest results came from the higher-risk asset categories, mainly emerging-markets debt and U.S. high-yield bonds. Accordingly, the J.P. Morgan Emerging Markets Bond Index Global and The BofA Merrill LynchSM US High Yield Constrained Index rose 18.54% and 15.55%, respectively. Returns for U.S. government and foreign developed-markets debt also were strong, if somewhat more muted. The Barclays® U.S. Government Bond Index returned 2.02%, and the Citigroup® Non-USD Group-of-Seven (G7) Equal Weighted Index added 7.10%.

Comments from Joanna Bewick, who became sole Lead Portfolio Manager of Fidelity Advisor® Strategic Income Fund on June 1, 2012: For the one-year period ending December 31, 2012, the fund's Institutional Class shares rose 10.78%, compared with 10.54% for its benchmark, the Fidelity Strategic Income Composite IndexSM. All four of the underlying subportfolios in the fund beat their respective benchmarks during the period, thanks mainly to opportune security selection by our subportfolio managers. Overall security selection drove the fund's relative outperformance for the year. Meanwhile, our allocation decisions also contributed, though to a lesser extent, with a modest cash position largely offsetting this positive. We tilted the fund toward riskier asset classes during the period, including high-yield bonds and emerging-markets debt, and those allocation decisions, particularly in the case of high-yield debt, tended to contribute to our excess performance versus the benchmark. Similarly, by underweighting the somewhat-lower yielding U.S. government and developed-markets debt categories, we also achieved excess performance relative to the benchmark.

Annual Report

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2012 to December 31, 2012).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value July 1, 2012	Ending Account Value December 31, 2012	Expenses Paid During Period* July 1, 2012 to December 31, 2012
Class A	.97%
Actual		$ 1,000.00	$ 1,058.20	$ 5.02
HypotheticalA		$ 1,000.00	$ 1,020.26	$ 4.93
Class T	.97%
Actual		$ 1,000.00	$ 1,057.40	$ 5.02
HypotheticalA		$ 1,000.00	$ 1,020.26	$ 4.93
Class B	1.68%
Actual		$ 1,000.00	$ 1,053.50	$ 8.67
HypotheticalA		$ 1,000.00	$ 1,016.69	$ 8.52
Class C	1.72%
Actual		$ 1,000.00	$ 1,054.40	$ 8.88
HypotheticalA		$ 1,000.00	$ 1,016.49	$ 8.72
Institutional Class	.74%
Actual		$ 1,000.00	$ 1,058.70	$ 3.83
HypotheticalA		$ 1,000.00	$ 1,021.42	$ 3.76

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Annual Report

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's fixed-income central funds.

Top Five Holdings as of December 31, 2012
(by issuer, excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
U.S. Treasury Obligations	19.5	19.8
Fannie Mae	3.3	1.9
Freddie Mac	2.5	2.4
German Federal Republic	2.3	2.7
Ginnie Mae	2.3	1.5
	29.9
Top Five Market Sectors as of December 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	9.7	8.4
Consumer Discretionary	6.6	5.4
Energy	5.9	5.4
Industrials	4.8	4.7
Telecommunication Services	4.1	3.6
Quality Diversification (% of fund's net assets)
As of December 31, 2012	As of June 30, 2012
U.S. Government and U.S. Government Agency Obligations† 30.7%	U.S. Government and U.S. Government Agency Obligations† 29.6%
AAA,AA,A 11.3%	AAA,AA,A 13.7%
BBB 9.3%	BBB 6.0%
BB 13.9%	BB 15.3%
B 20.5%	B 20.1%
CCC,CC,C 7.5%	CCC,CC,C 5.8%
Not Rated 2.5%	Not Rated 2.0%
Equities 0.9%	Equities 0.8%
Short-Term Investments and Net Other Assets 3.4%	Short-Term Investments and Net Other Assets 6.7%

† Includes FDIC Guaranteed Corporate Securities and/or NCUA Guaranteed Notes.

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)
As of December 31, 2012*	As of June 30, 2012**
Preferred Securities 0.3%	Preferred Securities 0.2%
Corporate Bonds 38.0%	Corporate Bonds 35.9%
U.S. Government and U.S. Government Agency Obligations† 30.7%	U.S. Government and U.S. Government Agency Obligations† 29.6%
Foreign Government & Government Agency Obligations 21.5%	Foreign Government & Government Agency Obligations 21.8%
Floating Rate Loans 5.1%	Floating Rate Loans 4.9%
Stocks 0.9%	Stocks 0.8%
Other Investments 0.1%	Other Investments 0.1%
Short-Term Investments and Net Other Assets (Liabilities) 3.4%	Short-Term Investments and Net Other Assets (Liabilities) 6.7%

* Foreign investments	34.2%	** Foreign investments	33.1%
* Futures and Swaps	(0.4%)	** Futures and Swaps	1.9%
† Includes FDIC Guaranteed Corporate Securities and/or NCUA Guaranteed Notes.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at advisor.fidelity.com.

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Annual Report

Investments December 31, 2012

Showing Percentage of Net Assets

Corporate Bonds - 38.0%
		Principal Amount (000s) (d)	Value (000s)
Convertible Bonds - 0.3%
CONSUMER DISCRETIONARY - 0.1%
Auto Components - 0.1%
TRW Automotive, Inc. 3.5% 12/1/15		$ 8,595	$ 16,422
INFORMATION TECHNOLOGY - 0.1%
Software - 0.1%
Nuance Communications, Inc.:
2.75% 8/15/27		4,830	6,351
2.75% 11/1/31		830	901
			7,252
MATERIALS - 0.1%
Metals & Mining - 0.1%
Vedanta Resources Jersey II Ltd. 4% 3/30/17		12,300	12,220
TOTAL CONVERTIBLE BONDS			35,894
Nonconvertible Bonds - 37.7%
CONSUMER DISCRETIONARY - 5.7%
Auto Components - 0.4%
Affinia Group, Inc.:
9% 11/30/14		5,140	5,140
10.75% 8/15/16 (g)		1,611	1,746
Cooper Standard Auto, Inc. 8.5% 5/1/18		1,775	1,913
Dana Holding Corp.:
6.5% 2/15/19		3,770	3,987
6.75% 2/15/21		1,400	1,495
Delphi Corp.:
5.875% 5/15/19		5,365	5,754
6.125% 5/15/21		5,255	5,833
Exide Technologies 8.625% 2/1/18		2,135	1,825
International Automotive Components Group SA 9.125% 6/1/18 (g)		5,245	4,799
Stoneridge, Inc. 9.5% 10/15/17 (g)		2,330	2,481
Tenneco, Inc.:
6.875% 12/15/20		6,205	6,756
7.75% 8/15/18		1,545	1,653
Tower Automotive Holdings USA LLC / TA Holdings Finance, Inc. 10.625% 9/1/17 (g)		4,917	5,384
			48,766
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Automobiles - 0.1%
Ford Motor Co. 7.45% 7/16/31		$ 2,365	$ 3,004
General Motors Corp.:
6.75% 5/1/28 (c)		10,670	0
7.125% 7/15/13 (c)		1,605	0
7.2% 1/15/11 (c)		4,015	0
7.4% 9/1/25 (c)		500	0
7.7% 4/15/16 (c)		7,804	0
8.25% 7/15/23 (c)		4,845	0
8.375% 7/15/33 (c)		7,015	0
Jaguar Holding Co. II/Jaguar Merger Sub, Inc. 9.5% 12/1/19 (g)		3,970	4,506
			7,510
Distributors - 0.0%
Innovation Ventures LLC / Innovation Ventures Finance Corp. 9.5% 8/15/19 (g)		3,680	3,459
Diversified Consumer Services - 0.1%
Laureate Education, Inc. 9.25% 9/1/19 (g)		17,230	18,005
Hotels, Restaurants & Leisure - 1.3%
Arcos Dorados Holdings, Inc. 10.25% 7/13/16 (g)	BRL	17,105	8,897
Caesars Entertainment Operating Co., Inc. 8.5% 2/15/20		20,685	20,530
Caesars Operating Escrow LLC/Caesars Escrow Corp. 9% 2/15/20 (g)		9,660	9,757
Chester Downs & Marina LLC 9.25% 2/1/20 (g)		1,520	1,478
Choice Hotels International, Inc. 5.75% 7/1/22		1,445	1,600
FelCor Lodging LP 5.625% 3/1/23 (g)		4,185	4,185
Graton Economic Development Authority 9.625% 9/1/19 (g)		10,505	11,293
GWR Operating Partnership LLP/Great Wolf Finance Corp. 10.875% 4/1/17		4,365	4,965
Landry's Holdings II, Inc. 10.25% 1/1/18 (g)		2,855	2,826
MCE Finance Ltd. 10.25% 5/15/18		7,675	8,711
Mohegan Tribal Gaming Authority 11% 9/15/18 pay-in-kind (g)(k)		2,333	1,837
MTR Gaming Group, Inc. 11.5% 8/1/19 pay-in-kind		6,386	6,742
NAI Entertainment Holdings LLC/NAI Entertainment Finance Corp. 8.25% 12/15/17 (g)		2,471	2,721
NCL Corp. Ltd. 9.5% 11/15/18		1,450	1,602
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
Palace Entertainment Holdings LLC/Corp. 8.875% 4/15/17 (g)		$ 1,135	$ 1,205
Seven Seas Cruises S de RL LLC 9.125% 5/15/19		670	709
Shingle Springs Tribal Gaming Authority 9.375% 6/15/15 (g)		1,540	1,502
Six Flags Entertainment Corp. 5.25% 1/15/21 (g)		7,515	7,543
Station Casinos LLC 3.66% 6/18/18 (e)		20,450	17,383
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp. 8.625% 4/15/16 (g)		580	622
Waterford Gaming LLC/Waterford Gaming Finance Corp. 8.625% 9/15/14 (g)		718	239
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.:
5.375% 3/15/22		14,400	15,300
7.75% 8/15/20		22,030	25,114
			156,761
Household Durables - 1.1%
Brookfield Residential Properties, Inc. 6.5% 12/15/20 (g)		2,595	2,666
D.R. Horton, Inc. 4.375% 9/15/22		5,395	5,503
Dispensing Dynamics International 12.5% 1/1/18 (g)		2,505	2,455
Jarden Corp. 6.125% 11/15/22		3,220	3,486
Reliance Intermediate Holdings LP 9.5% 12/15/19 (g)		6,915	7,849
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA:
5.75% 10/15/20 (g)		24,830	25,699
6.875% 2/15/21		6,200	6,681
7.125% 4/15/19		12,480	13,416
8.25% 2/15/21		19,525	19,818
8.5% 5/15/18 (e)		445	456
9% 4/15/19		18,040	18,762
9.875% 8/15/19		7,585	8,116
Sealy Mattress Co. 10.875% 4/15/16 (g)		1,292	1,370
Standard Pacific Corp.:
8.375% 5/15/18		2,255	2,616
8.375% 1/15/21		4,340	5,067
Tempur-Pedic International, Inc. 6.875% 12/15/20 (g)		2,010	2,068
Toll Brothers Finance Corp. 5.875% 2/15/22		5,175	5,874
			131,902
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Leisure Equipment & Products - 0.1%
Cedar Fair LP/Magnum Management Corp. 9.125% 8/1/18		$ 7,710	$ 8,674
Easton-Bell Sports, Inc. 9.75% 12/1/16		1,505	1,618
			10,292
Media - 2.1%
AMC Networks, Inc. 4.75% 12/15/22		3,080	3,080
Bresnan Broadband Holdings LLC 8% 12/15/18 (g)		2,255	2,435
CCO Holdings LLC/CCO Holdings Capital Corp.:
5.125% 2/15/23		6,575	6,559
5.25% 9/30/22		7,240	7,340
6.5% 4/30/21		10,200	11,003
6.625% 1/31/22		8,220	8,980
7.375% 6/1/20		5,685	6,296
7.875% 4/30/18		2,920	3,143
8.125% 4/30/20		6,955	7,790
Cequel Communications Escrow 1 LLC/Cequel Communications Escrow Capital Corp. 6.375% 9/15/20 (g)		6,305	6,541
Checkout Holding Corp. 0% 11/15/15 (g)		3,225	2,258
Cinemark USA, Inc. 5.125% 12/15/22 (g)		1,470	1,488
Clear Channel Communications, Inc.:
5.5% 9/15/14		485	452
9% 12/15/19 (g)		2,177	1,987
10.75% 8/1/16		17,155	12,952
Clear Channel Worldwide Holdings, Inc.:
6.5% 11/15/22 (g)		7,985	8,205
6.5% 11/15/22 (g)		21,590	22,400
DISH DBS Corp.:
5% 3/15/23 (g)		14,540	14,613
5.875% 7/15/22		30,695	33,189
6.75% 6/1/21		9,370	10,682
EchoStar Communications Corp. 7.125% 2/1/16		18,425	20,544
Liberty Media Corp. 8.5% 7/15/29		6,535	7,074
Livent, Inc. yankee 9.375% 10/15/04 (c)		300	0
MDC Partners, Inc. 11% 11/1/16		845	928
MediMedia USA, Inc. 11.375% 11/15/14 (g)		850	825
Mood Media Corp. 9.25% 10/15/20 (g)		4,890	5,159
Quebecor Media, Inc. 5.75% 1/15/23 (g)		7,660	8,024
Sheridan Group, Inc. 12.5% 4/15/14		2,986	2,478
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Media - continued
Sinclair Television Group, Inc. 8.375% 10/15/18		$ 3,550	$ 3,967
Sirius XM Radio, Inc. 5.25% 8/15/22 (g)		4,765	4,813
Starz LLC/Starz Finance Corp. 5% 9/15/19 (g)		4,305	4,413
TV Azteca SA de CV 7.5% 5/25/18 (Reg. S)		5,940	6,371
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH 5.5% 1/15/23 (g)		5,540	5,665
WMG Acquisition Corp. 11.5% 10/1/18		15,140	17,562
			259,216
Specialty Retail - 0.3%
Asbury Automotive Group, Inc. 8.375% 11/15/20		1,455	1,611
Jo-Ann Stores, Inc. 9.75% 10/15/19 pay-in-kind (g)(k)		4,660	4,660
Limited Brands, Inc. 5.625% 2/15/22		6,880	7,499
Michaels Stores, Inc. 7.75% 11/1/18 (g)		3,580	3,925
Office Depot, Inc. 9.75% 3/15/19 (g)		3,730	3,926
Petco Holdings, Inc. 8.5% 10/15/17 pay-in-kind (g)		5,250	5,388
Sally Holdings LLC 6.875% 11/15/19		3,305	3,644
Sonic Automotive, Inc. 9% 3/15/18		9,150	10,065
Spencer Spirit Holdings, Inc./Spencer Gifts LLC/Spirit Halloween Superstores 11% 5/1/17 (g)		2,770	2,992
			43,710
Textiles, Apparel & Luxury Goods - 0.2%
Hanesbrands, Inc. 6.375% 12/15/20		7,350	8,048
Levi Strauss & Co. 7.625% 5/15/20		9,350	10,192
Polymer Group, Inc. 7.75% 2/1/19		1,575	1,689
PVH Corp. 4.5% 12/15/22		7,850	7,929
			27,858
TOTAL CONSUMER DISCRETIONARY			707,479
CONSUMER STAPLES - 1.0%
Beverages - 0.1%
Carlsberg Breweries A/S 2.625% 11/15/22	EUR	2,450	3,220
Constellation Brands, Inc. 4.625% 3/1/23		2,575	2,684
Davide Campari-Milano SpA 4.5% 10/25/19	EUR	4,800	6,598
			12,502
Food & Staples Retailing - 0.3%
Bi-Lo LLC/Bi-Lo Finance Corp. 9.25% 2/15/19 (g)		8,755	9,390
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER STAPLES - continued
Food & Staples Retailing - continued
Grifols, Inc. 8.25% 2/1/18		$ 4,920	$ 5,424
Rite Aid Corp.:
8% 8/15/20		4,380	5,004
9.25% 3/15/20		8,445	8,952
9.75% 6/12/16		590	639
10.25% 10/15/19		1,835	2,092
Shearers Foods LLC/Chip Finance Corp. 9% 11/1/19 (g)		1,300	1,365
Tops Markets LLC 8.875% 12/15/17 (g)		2,820	2,912
			35,778
Food Products - 0.4%
Agrokor d.d. 8.875% 2/1/20 (g)		2,655	2,884
Darling International, Inc. 8.5% 12/15/18		1,130	1,285
Dean Foods Co. 9.75% 12/15/18		7,250	8,265
FAGE Dairy Industry SA/FAGE USA Dairy Industry, Inc. 9.875% 2/1/20 (g)		4,200	4,515
Gruma SAB de CV 7.75% (Reg. S) (h)		6,630	6,680
JBS USA LLC/JBS USA Finance, Inc.:
8.25% 2/1/20 (g)		3,315	3,506
11.625% 5/1/14		5,200	5,817
MHP SA 10.25% 4/29/15 (g)		4,000	4,210
Michael Foods Holding, Inc. 8.5% 7/15/18 pay-in-kind (g)(k)		1,770	1,810
Michael Foods, Inc. 9.75% 7/15/18		1,885	2,083
Post Holdings, Inc. 7.375% 2/15/22 (g)		1,055	1,155
Smithfield Foods, Inc. 6.625% 8/15/22		4,710	5,193
			47,403
Household Products - 0.1%
Spectrum Brands Escrow Corp.:
6.375% 11/15/20 (g)		1,415	1,507
6.625% 11/15/22 (g)		1,675	1,796
Spectrum Brands Holdings, Inc. 9.5% 6/15/18		2,890	3,280
			6,583
Personal Products - 0.1%
Elizabeth Arden, Inc. 7.375% 3/15/21		1,560	1,737
NBTY, Inc. 9% 10/1/18		5,005	5,668
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER STAPLES - continued
Personal Products - continued
Prestige Brands, Inc. 8.125% 2/1/20		$ 770	$ 857
Revlon Consumer Products Corp. 9.75% 11/15/15		3,875	4,078
			12,340
Tobacco - 0.0%
BAT Holdings BV 2.375% 1/19/23	EUR	4,500	5,939
TOTAL CONSUMER STAPLES			120,545
ENERGY - 5.7%
Energy Equipment & Services - 0.4%
Atwood Oceanics, Inc. 6.5% 2/1/20		1,120	1,204
Basic Energy Services, Inc. 7.75% 10/15/22 (g)		3,640	3,531
Chesapeake Oilfield Operating LLC 6.625% 11/15/19 (g)		5,735	5,405
Drill Rigs Holdings, Inc. 6.5% 10/1/17 (g)		3,410	3,384
Forbes Energy Services Ltd. 9% 6/15/19		3,755	3,342
Helix Energy Solutions Group, Inc. 9.5% 1/15/16 (g)		2,298	2,355
Oil States International, Inc.:
5.125% 1/15/23 (g)		3,665	3,715
6.5% 6/1/19		3,855	4,106
Pacific Drilling V Ltd. 7.25% 12/1/17 (g)		9,695	10,059
Pioneer Drilling Co. 9.875% 3/15/18		3,410	3,708
Precision Drilling Corp. 6.5% 12/15/21		940	1,001
Pride International, Inc. 6.875% 8/15/20		3,150	3,984
Trinidad Drilling Ltd. 7.875% 1/15/19 (g)		1,615	1,712
			47,506
Oil, Gas & Consumable Fuels - 5.3%
Access Midstream Partners LP/ACMP Finance Corp. 4.875% 5/15/23		7,005	7,110
Afren PLC 11.5% 2/1/16 (g)		2,375	2,749
Atlas Pipeline Escrow LLC 6.625% 10/1/20 (g)		3,615	3,773
Atlas Pipeline Partners LP/Atlas Pipeline Finance Corp. 6.625% 10/1/20 (g)		1,210	1,252
Berry Petroleum Co. 10.25% 6/1/14		2,220	2,459
Calumet Specialty Products Partners LP/Calumet Finance Corp.:
9.375% 5/1/19		3,750	4,068
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Calumet Specialty Products Partners LP/Calumet Finance Corp.: - continued
9.625% 8/1/20 (g)		$ 4,800	$ 5,232
Carrizo Oil & Gas, Inc. 8.625% 10/15/18		9,835	10,622
Chaparral Energy, Inc. 9.875% 10/1/20		1,845	2,099
Clayton Williams Energy, Inc. 7.75% 4/1/19		5,160	5,141
Concho Resources, Inc.:
5.5% 4/1/23		8,340	8,757
6.5% 1/15/22		6,135	6,749
7% 1/15/21		2,855	3,176
Continental Resources, Inc.:
5% 9/15/22		24,090	25,897
7.125% 4/1/21		2,540	2,883
8.25% 10/1/19		885	1,000
Crestwood Midstream Partners LP/Finance Corp.:
7.75% 4/1/19		2,235	2,319
7.75% 4/1/19 (g)		4,590	4,774
Crosstex Energy L.P./Crosstex Energy Finance Corp. 8.875% 2/15/18		4,920	5,314
CVR Refining LLC/Coffeyville Finance, Inc. 6.5% 11/1/22 (g)		7,290	7,254
Denbury Resources, Inc.:
8.25% 2/15/20		3,877	4,362
9.75% 3/1/16		1,660	1,760
DTEK Finance BV 9.5% 4/28/15 (g)		2,435	2,463
Eagle Rock Energy Partners LP / Eagle Rock Energy Finance Corp. 8.375% 6/1/19		5,125	5,228
Energy Partners Ltd. 8.25% 2/15/18		6,600	6,798
Energy Transfer Equity LP 7.5% 10/15/20		10,210	11,793
Energy XXI Gulf Coast, Inc. 9.25% 12/15/17		12,735	14,550
EPL Oil & Gas, Inc. 8.25% 2/15/18 (g)		4,890	5,024
Everest Acquisition LLC/Everest Acquisition Finance, Inc. 6.875% 5/1/19		5,580	6,054
EXCO Resources, Inc. 7.5% 9/15/18		8,000	7,760
Forest Oil Corp. 7.5% 9/15/20 (g)		6,705	7,040
Goodrich Petroleum Corp. 8.875% 3/15/19		3,485	3,328
Halcon Resources Corp. 8.875% 5/15/21 (g)		4,140	4,388
Hiland Partners LP/Finance Corp. 7.25% 10/1/20 (g)		2,325	2,488
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Inergy Midstream LP/Inergy Finance Corp. 6% 12/15/20 (g)		$ 6,670	$ 6,837
IPIC GMTN Ltd. 2.375% 5/30/18 (Reg. S)	EUR	2,200	2,976
KazMunaiGaz Finance Sub BV:
6.375% 4/9/21 (g)		3,510	4,296
7% 5/5/20 (g)		4,100	5,105
9.125% 7/2/18 (g)		4,825	6,381
Laredo Pete, Inc. 7.375% 5/1/22		5,910	6,495
LINN Energy LLC/LINN Energy Finance Corp.:
6.25% 11/1/19 (g)		3,640	3,658
7.75% 2/1/21		20,160	21,470
8.625% 4/15/20		19,045	20,759
Markwest Energy Partners LP/Markwest Energy Finance Corp.:
5.5% 2/15/23		2,325	2,511
6.25% 6/15/22		9,605	10,517
6.75% 11/1/20		1,880	2,059
Naftogaz of Ukraine NJSC 9.5% 9/30/14		5,400	5,542
Newfield Exploration Co.:
5.625% 7/1/24		5,200	5,616
6.875% 2/1/20		12,875	13,776
Northern Tier Energy LLC/Northern Tier Finance Corp. 7.125% 11/15/20 (g)		2,245	2,324
OGX Petroleo e Gas Participacoes SA 8.5% 6/1/18 (g)		6,865	6,179
Pacific Rubiales Energy Corp. 7.25% 12/12/21 (g)		7,224	8,353
Pan American Energy LLC 7.875% 5/7/21 (g)		5,490	4,776
PBF Holding Co. LLC/PBF Finance Corp. 8.25% 2/15/20 (g)		9,325	10,118
Pemex Project Funding Master Trust:
5.75% 3/1/18		5,050	5,883
6.625% 6/15/35		10,835	13,923
Petrobras International Finance Co. Ltd.:
5.375% 1/27/21		5,230	5,888
6.875% 1/20/40		3,505	4,483
8.375% 12/10/18		4,735	6,051
Petroleos de Venezuela SA:
4.9% 10/28/14		19,475	18,501
5.375% 4/12/27		9,810	6,818
5.5% 4/12/37		4,980	3,386
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Petroleos de Venezuela SA: - continued
8.5% 11/2/17 (g)		$ 54,105	$ 53,293
9% 11/17/21 (Reg. S)		7,950	7,533
9.75% 5/17/35 (g)		12,465	11,966
12.75% 2/17/22 (g)		18,475	20,646
Petroleos Mexicanos:
4.875% 1/24/22		3,930	4,425
5.5% 1/21/21		4,720	5,504
5.5% 6/27/44		5,525	6,078
5.5% 6/27/44 (g)		1,915	2,109
6% 3/5/20		2,990	3,582
6.5% 6/2/41		4,275	5,365
6.625% (g)(h)		14,915	16,011
8% 5/3/19		2,695	3,524
Pioneer Natural Resources Co. 7.5% 1/15/20		8,285	10,491
PT Adaro Indonesia 7.625% 10/22/19 (g)		3,959	4,394
PT Pertamina Persero:
4.875% 5/3/22 (g)		5,190	5,670
5.25% 5/23/21 (g)		3,185	3,551
6% 5/3/42 (g)		4,240	4,770
6.5% 5/27/41 (g)		4,930	5,830
QEP Resources, Inc. 5.25% 5/1/23		5,955	6,283
QR Energy LP/QRE Finance Corp. 9.25% 8/1/20		4,060	4,273
Range Resources Corp.:
5% 8/15/22		1,210	1,264
5.75% 6/1/21		1,210	1,298
Regency Energy Partners LP/Regency Energy Finance Corp. 6.875% 12/1/18		6,445	6,993
Rosetta Resources, Inc. 9.5% 4/15/18		3,565	3,935
Southern Star Central Corp. 6.75% 3/1/16		1,560	1,587
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
5.25% 5/1/23 (g)		1,300	1,342
6.375% 8/1/22 (g)		2,660	2,899
6.875% 2/1/21		2,785	3,050
11.25% 7/15/17		4,265	4,681
Teekay Corp. 8.5% 1/15/20		3,695	3,898
Tennessee Gas Pipeline Co.:
7% 10/15/28		550	752
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Tennessee Gas Pipeline Co.: - continued
7.625% 4/1/37		$ 1,035	$ 1,466
8.375% 6/15/32		1,155	1,659
Tesoro Corp.:
4.25% 10/1/17		2,970	3,074
5.375% 10/1/22		3,340	3,557
Tesoro Logistics LP/Tesoro Logistics Finance Corp. 5.875% 10/1/20 (g)		1,010	1,055
Venoco, Inc. 8.875% 2/15/19		3,090	2,897
W&T Offshore, Inc. 8.5% 6/15/19 (g)		4,890	5,220
WPX Energy, Inc. 6% 1/15/22		7,035	7,598
Zhaikmunai International BV 7.125% 11/13/19 (g)		5,430	5,722
			659,590
TOTAL ENERGY			707,096
FINANCIALS - 7.1%
Capital Markets - 0.2%
Equinox Holdings, Inc. 9.5% 2/1/16 (g)		5,755	6,072
Lloyds TSB Bank PLC 4.875% 3/30/27	GBP	7,700	14,514
Penson Worldwide, Inc. 12.5% 5/15/17 (c)(g)		3,580	788
			21,374
Commercial Banks - 1.9%
Abbey National Treasury Services PLC 5.25% 2/16/29	GBP	3,400	6,746
Access Finance BV 7.25% 7/25/17 (g)		2,850	3,000
Akbank T.A.S.:
3.875% 10/24/17 (g)		2,830	2,915
5.125% 7/22/15 (g)		4,495	4,742
Banco Santander Mexico SA 4.125% 11/9/22 (g)		2,905	2,941
Barclays Bank PLC 4.25% 1/12/22	GBP	1,610	2,968
BBVA Paraguay SA 9.75% 2/11/16 (g)		4,430	4,784
BNP Paribas SA 2.5% 8/23/19	EUR	2,200	3,029
CIT Group, Inc.:
4.25% 8/15/17		10,445	10,756
5% 5/15/17		12,005	12,725
5% 8/15/22		8,305	8,856
5.25% 3/15/18		24,005	25,685
5.375% 5/15/20		10,385	11,346
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Commercial Banks - continued
CIT Group, Inc.: - continued
5.5% 2/15/19 (g)		$ 35,510	$ 38,706
Co-Operative Bank PLC 4.75% 11/11/21	GBP	4,110	7,687
Development Bank of Philippines 8.375% (h)(k)		6,440	7,132
Eastern and Southern African Trade and Development Bank 6.875% 1/9/16 (Reg. S)		2,385	2,433
Finansbank A/S 5.15% 11/1/17 (g)		4,930	4,905
Georgia Bank Joint Stock Co. 7.75% 7/5/17 (g)		5,370	5,504
HSBK (Europe) BV:
7.25% 5/3/17 (g)		5,050	5,525
9.25% 10/16/13 (g)		3,262	3,409
International Bank for Reconstruction & Development 8% 6/20/13	NGN	290,000	1,802
JSC Kazkommertsbank BV 8% 11/3/15 (g)		3,060	2,876
JSC Oschadbank 8.25% 3/10/16 (Issued by SSB #1 PLC for JSC Oschadbank)		950	895
Kazkommerts International BV 7.875% 4/7/14 (Reg. S)		3,015	3,001
Magyar Export-Import Bank 5.5% 2/12/18 (g)		2,860	2,899
Nordea Bank AB 2.25% 10/5/17 (Reg. S)	EUR	3,000	4,146
RSHB Capital SA:
6% 6/3/21 (g)(k)		2,155	2,247
9% 6/11/14 (g)		2,120	2,321
The State Export-Import Bank of Ukraine JSC 5.7928% 2/9/16 (Issued by Credit Suisse First Boston International for The State Export-Import Bank of Ukraine JSC) (e)		6,475	5,342
Trade & Development Bank of Mongolia LLC 8.5% 10/25/13		2,615	2,641
Turkiye Garanti Bankasi A/S 4% 9/13/17 (g)		2,420	2,499
Vimpel Communications 8.25% 5/23/16 (Reg. S) (Issued by UBS Luxembourg SA for Vimpel Communications)		10,785	12,160
Vnesheconombank Via VEB Finance PLC 6.025% 7/5/22 (g)		4,100	4,787
Wells Fargo & Co. 2.625% 8/16/22	EUR	2,700	3,689
			227,099
Consumer Finance - 2.5%
Ally Financial, Inc.:
5.5% 2/15/17		7,530	8,038
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Consumer Finance - continued
Ally Financial, Inc.: - continued
7.5% 9/15/20		$ 47,655	$ 57,543
8% 3/15/20		39,660	48,584
Ford Motor Credit Co. LLC:
4.25% 2/3/17		17,800	19,069
4.25% 9/20/22		5,147	5,436
5.75% 2/1/21		2,370	2,729
5.875% 8/2/21		17,745	20,665
General Motors Acceptance Corp. 8% 11/1/31		27,890	35,211
GMAC LLC:
6.75% 12/1/14		2,965	3,202
8% 11/1/31		64,378	81,599
SLM Corp.:
6% 1/25/17		9,240	10,002
7.25% 1/25/22		8,430	9,231
8% 3/25/20		7,185	8,191
			309,500
Diversified Financial Services - 1.9%
Aquarius Investments Luxemburg 8.25% 2/18/16		5,155	5,593
Biz Finance PLC 8.375% 4/27/15 (Reg. S)		6,650	6,600
CDW LLC/CDW Finance Corp. 8% 12/15/18		1,590	1,753
Citigroup, Inc. 5.9% (h)(k)		12,520	12,642
Dignity Finance PLC:
6.31% 12/31/23 (Reg. S)	GBP	207	410
8.151% 12/31/30	GBP	475	1,085
European Economic Community:
2.5% 11/4/27 (Reg. S)	EUR	4,200	5,725
2.875% 4/4/28	EUR	6,500	9,281
Fibria Overseas Finance Ltd. 7.5% 5/4/20 (g)		2,575	2,858
FMS Wertmanagement AoeR 3% 9/8/21	EUR	11,500	16,977
GE Capital UK Funding 4.375% 7/31/19	GBP	5,050	8,911
General Motors Financial Co., Inc. 6.75% 6/1/18		6,140	7,000
Hilcorp Energy I LP/Hilcorp Finance Co. 7.625% 4/15/21 (g)		4,195	4,573
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
7.75% 1/15/16		14,795	15,331
8% 1/15/18		38,797	41,658
Indo Energy Finance BV 7% 5/7/18 (g)		5,460	5,733
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Diversified Financial Services - continued
JPMorgan Chase & Co. 2.75% 8/24/22	EUR	700	$ 957
KfW 1.25% 10/17/19	EUR	7,400	9,920
Magnesita Finance Ltd. 8.625% (g)(h)		2,595	2,725
New Academy Finance Co. LLC/New Academy Finance Corp. 8% 6/15/18 pay-in-kind (g)		4,985	5,060
Porterbrook Rail Finance Ltd. 5.5% 4/20/19	GBP	1,350	2,494
Regions Financing Trust II 6.625% 5/15/47 (k)		4,735	4,711
TMK Capital SA 7.75% 1/27/18		6,100	6,390
Transportation Union LLC/Transportation Union Financing Corp. 11.375% 6/15/18		11,580	13,491
TransUnion Holding Co., Inc. 9.625% 6/15/18 pay-in-kind (k)		2,910	3,077
Vnesheconombank Via VEB Finance PLC:
6.8% 11/22/25 (g)		4,640	5,696
6.902% 7/9/20 (g)		7,355	8,936
Wind Acquisition Holdings Finance SA 12.25% 7/15/17 pay-in-kind (g)(k)		24,368	23,479
Zhaikmunai Finance BV 10.5% 10/19/15 (g)		4,270	4,697
			237,763
Insurance - 0.0%
CNO Financial Group, Inc. 6.375% 10/1/20 (g)		2,460	2,558
Real Estate Investment Trusts - 0.3%
MPT Operating Partnership LP/MPT Finance Corp. 6.875% 5/1/21		7,955	8,631
Omega Healthcare Investors, Inc.:
5.875% 3/15/24		13,845	14,676
6.75% 10/15/22		8,390	9,103
7.5% 2/15/20		4,860	5,334
			37,744
Real Estate Management & Development - 0.3%
CB Richard Ellis Services, Inc. 6.625% 10/15/20		5,565	6,073
Realogy Corp.:
7.625% 1/15/20 (g)		6,330	7,153
7.875% 2/15/19 (g)		5,680	6,170
9% 1/15/20 (g)		3,740	4,249
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Management & Development - continued
Taylor Morrison Community Monarch 7.75% 4/15/20 (g)		$ 3,830	$ 4,089
Tesco Property Finance 5 PLC 5.6611% 10/13/41	GBP	2,490	4,373
			32,107
TOTAL FINANCIALS			868,145
HEALTH CARE - 3.5%
Health Care Equipment & Supplies - 0.1%
Aviv Healthcare Properties LP/Aviv Healthcare Capital Corp. 7.75% 2/15/19		35	37
DJO Finance LLC/DJO Finance Corp.:
8.75% 3/15/18 (g)		2,270	2,520
9.875% 4/15/18 (g)		2,275	2,366
Kinetic Concepts, Inc./KCI (USA), Inc. 10.5% 11/1/18 (g)		5,190	5,411
			10,334
Health Care Providers & Services - 2.9%
Community Health Systems, Inc.:
5.125% 8/15/18		4,870	5,077
7.125% 7/15/20		4,885	5,245
8% 11/15/19		13,255	14,531
CRC Health Group, Inc. 10.75% 2/1/16		1,880	1,833
DaVita, Inc.:
5.75% 8/15/22		9,960	10,495
6.375% 11/1/18		12,740	13,664
6.625% 11/1/20		10,185	11,051
Fresenius Medical Care US Finance II, Inc.:
5.625% 7/31/19 (g)		15,215	16,204
5.875% 1/31/22 (g)		16,815	17,992
Gentiva Health Services, Inc. 11.5% 9/1/18		5,710	5,396
HCA Holdings, Inc.:
6.25% 2/15/21		5,850	6,026
7.75% 5/15/21		38,425	41,883
HCA, Inc.:
4.75% 5/1/23		6,115	6,222
5.875% 3/15/22		19,190	20,869
5.875% 5/1/23		20,650	21,373
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
HEALTH CARE - continued
Health Care Providers & Services - continued
HCA, Inc.: - continued
6.5% 2/15/16		$ 4,220	$ 4,610
6.5% 2/15/20		9,920	11,160
7.25% 9/15/20		38,835	43,010
7.5% 2/15/22		12,110	13,866
8% 10/1/18		1,365	1,597
Health Management Associates, Inc. 7.375% 1/15/20		2,985	3,209
HealthSouth Corp.:
5.75% 11/1/24		3,000	3,045
8.125% 2/15/20		7,395	8,162
IASIS Healthcare LLC/IASIS Capital Corp. 8.375% 5/15/19		4,035	3,813
InVentiv Health, Inc. 10% 8/15/18 (g)		905	774
ResCare, Inc. 10.75% 1/15/19		2,735	3,032
Rotech Healthcare, Inc. 10.5% 3/15/18		2,475	1,646
Sabra Health Care LP/Sabra Capital Corp. 8.125% 11/1/18		4,585	4,872
Tenet Healthcare Corp.:
4.75% 6/1/20 (g)		3,960	4,010
6.25% 11/1/18		38,116	41,832
6.75% 2/1/20 (g)		4,290	4,419
6.875% 11/15/31		4,110	3,699
8% 8/1/20		7,245	7,802
UHS Escrow Corp. 7% 10/1/18		1,020	1,125
Vanguard Health Systems, Inc. 0% 2/1/16		241	181
			363,725
Health Care Technology - 0.1%
ConvaTec Healthcare ESA 10.5% 12/15/18 (g)		4,860	5,358
Thomson Reuters Healthcare, Inc. 10.625% 6/1/20 (g)		4,285	4,564
			9,922
Pharmaceuticals - 0.4%
Elan Finance PLC/Elan Finance Corp. 6.25% 10/15/19 (g)		4,365	4,583
Leiner Health Products, Inc. 11% 6/1/49 (c)		1,885	0
Mylan, Inc.:
6% 11/15/18 (g)		1,610	1,778
7.875% 7/15/20 (g)		5,985	7,073
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
HEALTH CARE - continued
Pharmaceuticals - continued
Valeant Pharmaceuticals International:
6.375% 10/15/20 (g)		$ 3,625	$ 3,888
6.75% 8/15/21 (g)		9,090	9,749
6.875% 12/1/18 (g)		8,900	9,590
VPI Escrow Corp. 6.375% 10/15/20 (g)		14,380	15,296
			51,957
TOTAL HEALTH CARE			435,938
INDUSTRIALS - 4.0%
Aerospace & Defense - 0.2%
Alion Science & Technology Corp.:
10.25% 2/1/15		800	410
12% 11/1/14 pay-in-kind		1,506	1,445
Huntington Ingalls Industries, Inc.:
6.875% 3/15/18		18,060	19,640
7.125% 3/15/21		1,675	1,822
			23,317
Airlines - 0.4%
Air Canada 9.25% 8/1/15 (g)		7,170	7,493
Continental Airlines, Inc.:
pass-thru trust certificates 6.903% 4/19/22		774	826
6.125% 4/29/18 (g)		1,720	1,733
7.25% 11/10/19		4,440	5,117
Delta Air Lines, Inc. pass-thru trust certificates:
6.821% 8/10/22		9,112	10,171
8.021% 8/10/22		3,327	3,610
Northwest Airlines, Inc. pass-thru trust certificates:
7.027% 11/1/19		2,013	2,237
8.028% 11/1/17		559	605
U.S. Airways pass-thru trust certificates:
Series 2011-1 Class A, 7.125% 4/22/25		4,883	5,493
Series 2012-2:
Class A, 4.625% 12/3/26		2,400	2,448
Class B, 6.75% 12/3/22		1,875	1,922
United Air Lines, Inc.:
9.875% 8/1/13 (g)		1,735	1,735
12% 11/1/13 (g)		3,415	3,466
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Airlines - continued
United Air Lines, Inc. pass-thru trust certificates 9.75% 1/15/17		$ 6,781	$ 7,799
			54,655
Building Products - 0.3%
HD Supply, Inc.:
8.125% 4/15/19 (g)		4,815	5,501
11% 4/15/20 (g)		9,350	11,033
11.5% 7/15/20 (g)		12,145	13,663
Isabelle Acquisition Sub, Inc. 10% 11/15/18 pay-in-kind (g)(k)		1,230	1,335
Nortek, Inc. 8.5% 4/15/21 (g)		3,675	4,070
			35,602
Commercial Services & Supplies - 0.4%
ADS Tactical, Inc. 11% 4/1/18 (g)		1,640	1,673
American Reprographics Co. 10.5% 12/15/16		4,570	4,524
Bakercorp International, Inc. 8.25% 6/1/19		2,915	2,937
Clean Harbors, Inc.:
5.125% 6/1/21 (g)		3,050	3,157
5.25% 8/1/20		3,395	3,539
Covanta Holding Corp. 7.25% 12/1/20		4,940	5,443
Garda World Security Corp. 9.75% 3/15/17 (g)		2,260	2,367
Iron Mountain, Inc. 5.75% 8/15/24		3,800	3,848
Tervita Corp. 9.75% 11/1/19 (g)		4,890	4,719
The Geo Group, Inc. 7.75% 10/15/17		2,845	3,065
United Rentals North America, Inc. 8.375% 9/15/20		6,995	7,729
WP Rocket Merger Sub, Inc. 10.125% 7/15/19 (g)		3,355	3,246
			46,247
Construction & Engineering - 0.1%
Odebrecht Finance Ltd. 7.5% (g)(h)		10,580	11,559
Electrical Equipment - 0.1%
Instituto Costarricense de Electricidad 6.95% 11/10/21 (g)		1,380	1,559
Sensata Technologies BV 6.5% 5/15/19 (g)		5,310	5,629
			7,188
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Industrial Conglomerates - 0.0%
GRUP KUO, S.A.B. de C.V. 6.25% 12/4/22 (g)		$ 1,605	$ 1,729
Sequa Corp. 7% 12/15/17 (g)		5,020	5,058
			6,787
Machinery - 0.1%
Terex Corp. 6% 5/15/21		12,145	12,783
TRAC Intermodal LLC/TRAC Intermodal Corp. 11% 8/15/19 (g)		3,460	3,598
			16,381
Marine - 0.2%
Navios Maritime Acquisition Corp./Navios Acquisition Finance US, Inc. 8.625% 11/1/17		2,585	2,391
Navios Maritime Holdings, Inc.:
8.125% 2/15/19		4,790	4,155
8.875% 11/1/17		11,300	11,244
Navios South American Logisitcs, Inc./Navios Logistics Finance U.S., Inc. 9.25% 4/15/19		1,320	1,287
Ultrapetrol (Bahamas) Ltd. 9% 11/24/14		2,050	2,035
			21,112
Road & Rail - 0.2%
JSC Georgian Railway 7.75% 7/11/22 (g)		2,575	2,942
Kansas City Southern de Mexico SA de CV:
6.125% 6/15/21		2,485	2,808
12.5% 4/1/16		2,050	2,235
Kenan Advantage Group, Inc. 8.375% 12/15/18 (g)		4,670	4,833
NESCO LLC/NESCO Holdings Corp. 11.75% 4/15/17 (g)		3,485	3,773
Swift Services Holdings, Inc. 10% 11/15/18		5,120	5,619
Western Express, Inc. 12.5% 4/15/15 (g)		5,935	3,620
			25,830
Trading Companies & Distributors - 1.9%
Aircastle Ltd.:
6.25% 12/1/19 (g)		5,850	6,099
6.75% 4/15/17		6,765	7,239
7.625% 4/15/20		3,750	4,191
9.75% 8/1/18		9,000	10,170
Glencore Finance (Europe) SA 5.5% 4/3/22	GBP	5,150	9,098
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Trading Companies & Distributors - continued
International Lease Finance Corp.:
5.75% 5/15/16		$ 12,000	$ 12,649
5.875% 4/1/19		23,935	25,227
6.25% 5/15/19		24,025	25,587
6.75% 9/1/16 (g)		14,655	16,450
7.125% 9/1/18 (g)		27,064	31,394
8.25% 12/15/20		21,490	25,627
8.625% 9/15/15		7,985	8,963
8.625% 1/15/22		29,075	35,908
8.75% 3/15/17		18,075	20,831
			239,433
Transportation Infrastructure - 0.1%
Aeropuertos Argentina 2000 SA 10.75% 12/1/20 (g)		5,353	4,737
Great Rolling Stock Co. Ltd. 6.25% 7/27/20	GBP	1,200	2,330
			7,067
TOTAL INDUSTRIALS			495,178
INFORMATION TECHNOLOGY - 1.3%
Communications Equipment - 0.2%
Avaya, Inc.:
9.75% 11/1/15		6,165	5,471
10.125% 11/1/15 pay-in-kind (k)		4,120	3,667
Brocade Communications Systems, Inc.:
6.625% 1/15/18		6,605	6,820
6.875% 1/15/20		2,095	2,255
Lucent Technologies, Inc.:
6.45% 3/15/29		9,235	7,019
6.5% 1/15/28		4,045	3,044
			28,276
Computers & Peripherals - 0.1%
Seagate HDD Cayman:
7% 11/1/21		6,295	6,751
7.75% 12/15/18		9,070	9,932
			16,683
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - 0.1%
Atkore International, Inc. 9.875% 1/1/18		$ 2,155	$ 2,300
Jabil Circuit, Inc. 4.7% 9/15/22		2,650	2,786
			5,086
Internet Software & Services - 0.2%
Cyrusone LP/Cyrusone Finance Corp. 6.375% 11/15/22 (g)		3,595	3,748
Equinix, Inc. 8.125% 3/1/18		8,180	9,029
IAC/InterActiveCorp 4.75% 12/15/22 (g)		6,150	6,173
j2 Global, Inc. 8% 8/1/20		3,460	3,598
			22,548
IT Services - 0.6%
Fidelity National Information Services, Inc.:
7.625% 7/15/17		2,935	3,184
7.875% 7/15/20		3,910	4,409
First Data Corp.:
6.75% 11/1/20 (g)		10,735	10,842
7.375% 6/15/19 (g)		15,505	16,048
WideOpenWest Finance LLC/WideOpenWest Capital Corp.:
10.25% 7/15/19 (g)		27,660	29,320
13.375% 10/15/19 (g)		12,000	12,690
			76,493
Semiconductors & Semiconductor Equipment - 0.0%
NXP BV/NXP Funding LLC 9.75% 8/1/18 (g)		3,382	3,919
Spansion LLC 11.25% 1/15/16 (c)(g)		4,255	294
			4,213
Software - 0.1%
Nuance Communications, Inc. 5.375% 8/15/20 (g)		2,445	2,555
Open Solutions, Inc. 9.75% 2/1/15 (g)		870	698
SAP AG 2.125% 11/13/19	EUR	5,100	6,800
			10,053
TOTAL INFORMATION TECHNOLOGY			163,352
MATERIALS - 2.8%
Chemicals - 0.8%
Braskem America Finance Co. 7.125% 7/22/41 (g)		2,325	2,459
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
MATERIALS - continued
Chemicals - continued
LyondellBasell Industries NV:
5% 4/15/19		$ 7,200	$ 7,956
5.75% 4/15/24		7,200	8,460
6% 11/15/21		20,050	23,659
Momentive Performance Materials, Inc.:
9% 1/15/21		2,205	1,610
10% 10/15/20 (g)		2,745	2,704
MPM Escrow LLC/MPM Finance Escrow Corp. 8.875% 10/15/20 (g)		26,930	27,199
Nufarm Australia Ltd. 6.375% 10/15/19 (g)		2,020	2,116
OXEA Finance & CY S.C.A. 9.5% 7/15/17 (g)		3,202	3,506
PolyOne Corp. 7.375% 9/15/20		1,845	2,030
Rockwood Specialties Group, Inc. 4.625% 10/15/20		8,910	9,244
Taminco Global Chemical Corp. 9.75% 3/31/20 (g)		1,245	1,363
TPC Group, Inc. 8.75% 12/15/20 (g)		7,335	7,408
			99,714
Construction Materials - 0.5%
CEMEX Espana SA (Luxembourg):
9.25% 5/12/20 (g)		2,860	3,103
9.875% 4/30/19 (g)		5,015	5,629
CEMEX Finance LLC:
9.375% 10/12/22 (g)		2,430	2,716
9.5% 12/14/16 (g)		11,765	12,677
CEMEX SA de CV:
5.311% 9/30/15 (g)(k)		5,330	5,330
9.5% 6/15/18 (g)		17,190	19,296
Rearden G Holdings Eins GmbH 7.875% 3/30/20 (g)		3,215	3,569
Summit Materials LLC/Summit Materials Finance Corp. 10.5% 1/31/20 (g)		5,240	5,607
			57,927
Containers & Packaging - 0.4%
ARD Finance SA 11.125% 6/1/18 pay-in-kind (g)		4,525	4,728
Berry Plastics Holding Corp. 4.183% 9/15/14 (k)		640	640
Consolidated Container Co. LLC/Consolidated Container Capital, Inc. 10.125% 7/15/20 (g)		2,060	2,225
Crown Cork & Seal, Inc.:
7.375% 12/15/26		9,795	10,872
7.5% 12/15/96		3,685	3,505
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
MATERIALS - continued
Containers & Packaging - continued
Rock-Tenn Co.:
4.45% 3/1/19 (g)		$ 1,480	$ 1,596
4.9% 3/1/22 (g)		1,380	1,491
Sappi Papier Holding GmbH:
7.75% 7/15/17 (g)		2,600	2,834
8.375% 6/15/19 (g)		3,515	3,840
Silgan Holdings, Inc. 5% 4/1/20		9,600	9,984
Tekni-Plex, Inc. 9.75% 6/1/19 (g)		4,350	4,763
			46,478
Metals & Mining - 0.9%
Aleris International, Inc.:
6% 6/1/20 (g)		33	66
9% 12/15/14 pay-in-kind (c)(k)		2,790	0
Alrosa Finance SA 7.75% 11/3/20 (g)		3,535	4,101
AngloGold Ashanti Holdings PLC 5.125% 8/1/22		4,440	4,496
Edgen Murray Corp. 8.75% 11/1/20 (g)		5,920	5,994
EVRAZ Group SA:
8.25% 11/10/15 (g)		8,320	9,173
9.5% 4/24/18 (Reg. S)		3,150	3,591
FMG Resources (August 2006) Pty Ltd.:
6% 4/1/17 (g)		6,325	6,396
6.875% 2/1/18 (g)		7,685	7,935
6.875% 4/1/22 (g)		6,825	6,979
8.25% 11/1/19 (g)		18,120	19,298
IAMGOLD Corp. 6.75% 10/1/20 (g)		6,045	5,879
Inmet Mining Corp. 7.5% 6/1/21 (g)		3,015	3,060
Metinvest BV 10.25% 5/20/15 (g)		3,370	3,488
Midwest Vanadium Pty Ltd. 11.5% 2/15/18 (g)		2,265	1,336
Mirabela Nickel Ltd. 8.75% 4/15/18 (g)		1,135	976
Mongolian Mining Corp. 8.875% 3/29/17 (g)		4,385	4,720
New Gold, Inc.:
6.25% 11/15/22 (g)		4,520	4,599
7% 4/15/20 (g)		1,480	1,580
Prince Mineral Holding Corp. 11.5% 12/15/19 (g)		1,685	1,748
Rain CII Carbon LLC/CII Carbon Corp. 8% 12/1/18 (g)		3,435	3,487
RathGibson, Inc. 11.25% 2/15/14 (c)		5,755	0
Ryerson, Inc./Joseph T Ryerson & Son, Inc.:
9% 10/15/17 (g)		7,005	7,145
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
MATERIALS - continued
Metals & Mining - continued
Ryerson, Inc./Joseph T Ryerson & Son, Inc.: - continued
11.25% 10/15/18 (g)		$ 4,855	$ 4,467
Southern Copper Corp. 6.75% 4/16/40		2,280	2,745
SunCoke Energy, Inc. 7.625% 8/1/19		1,315	1,356
Votorantim Cimentos SA 7.25% 4/5/41 (g)		3,155	3,510
			118,125
Paper & Forest Products - 0.2%
AbitibiBowater, Inc. 10.25% 10/15/18		11,113	12,724
Boise Cascade LLC/Boise Cascade Finance Corp. 6.375% 11/1/20 (g)		1,410	1,431
Clearwater Paper Corp. 7.125% 11/1/18		1,225	1,335
NewPage Corp.:
6.2813% 5/1/49 (c)(k)		1,770	84
11.375% 12/31/14 (c)		4,775	0
Sino-Forest Corp. 6.25% 10/21/17 (c)(g)		5,480	877
Verso Paper Holdings LLC/Verso Paper, Inc. 11.75% 1/15/19		7,010	7,361
			23,812
TOTAL MATERIALS			346,056
TELECOMMUNICATION SERVICES - 3.6%
Diversified Telecommunication Services - 1.5%
Alestra SA de RL de CV 11.75% 8/11/14		7,635	8,628
Altice Financing SA 7.875% 12/15/19 (g)		4,820	5,097
Altice Finco SA 9.875% 12/15/20 (g)		3,660	3,944
AT&T, Inc. 3.55% 12/17/32	EUR	6,550	9,031
Citizens Communications Co.:
7.875% 1/15/27		4,895	4,968
9% 8/15/31		3,655	4,021
Consolidated Communications, Inc. 10.875% 6/1/20 (g)		2,395	2,629
Eileme 1 AB 14.25% 8/15/20 pay-in-kind (g)		5,063	5,183
Eileme 2 AB 11.625% 1/31/20 (g)		9,395	10,992
Frontier Communications Corp.:
8.5% 4/15/20		12,120	13,953
8.75% 4/15/22		6,585	7,639
Level 3 Communications, Inc. 8.875% 6/1/19 (g)		1,640	1,747
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Level 3 Financing, Inc.:
8.125% 7/1/19		$ 3,845	$ 4,201
8.625% 7/15/20		8,760	9,702
10% 2/1/18		3,845	4,287
SBA Telecommunications, Inc. 5.75% 7/15/20 (g)		5,760	6,120
Sprint Capital Corp.:
6.875% 11/15/28		26,855	27,929
8.75% 3/15/32		29,526	36,096
Telefonica Celular del Paraguay SA 6.75% 12/13/22 (g)		3,635	3,780
TeliaSonera AB 4.375% 12/5/42	GBP	1,350	2,159
TW Telecom Holdings, Inc. 5.375% 10/1/22 (g)		3,935	4,142
U.S. West Communications:
6.875% 9/15/33		2,535	2,548
7.25% 9/15/25		535	620
7.25% 10/15/35		1,455	1,538
Virgin Media Finance PLC 4.875% 2/15/22		5,445	5,581
			186,535
Wireless Telecommunication Services - 2.1%
Crown Castle International Corp. 5.25% 1/15/23 (g)		8,270	8,849
Digicel Group Ltd.:
7% 2/15/20 (g)		980	1,049
8.25% 9/1/17 (g)		10,205	10,843
8.25% 9/30/20 (g)		47,595	52,355
10.5% 4/15/18 (g)		34,610	38,071
Intelsat Jackson Holdings SA:
6.625% 12/15/22 (g)		27,585	28,482
7.25% 4/1/19		11,235	12,078
7.25% 10/15/20 (g)		15,330	16,633
7.5% 4/1/21		27,065	29,772
8.5% 11/1/19		4,220	4,716
MetroPCS Wireless, Inc. 7.875% 9/1/18		3,933	4,257
MTS International Funding Ltd. 8.625% 6/22/20 (g)		9,680	12,173
NII Capital Corp. 7.625% 4/1/21		6,430	4,871
Pakistan Mobile Communications Ltd. 8.625% 11/13/13 (g)		11,684	11,859
Sprint Nextel Corp. 6% 11/15/22		7,305	7,469
Telemovil Finance Co. Ltd. 8% 10/1/17 (g)		7,800	8,405
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
Vimpel Communications OJSC 7.748% 2/2/21 (Issued by VIP Finance Ireland Ltd. for Vimpel Communications) (g)		$ 4,465	$ 5,174
VimpelCom Holdings BV 7.5043% 3/1/22 (g)		2,595	2,971
			260,027
TOTAL TELECOMMUNICATION SERVICES			446,562
UTILITIES - 3.0%
Electric Utilities - 0.3%
Aguila 3 SA 7.875% 1/31/18 (g)		2,890	3,063
Chivor SA E.S.P. 9.75% 12/30/14 (g)		2,355	2,662
Comision Federal de Electricid 5.75% 2/14/42 (g)		1,600	1,820
Empresa Distribuidora y Comercializadora Norte SA 9.75% 10/25/22 (g)		5,609	2,468
Hrvatska Elektroprivreda 6% 11/9/17 (g)		1,675	1,767
Majapahit Holding BV:
7.75% 1/20/20 (g)		3,370	4,238
8% 8/7/19 (g)		1,805	2,283
Mirant Americas Generation LLC 9.125% 5/1/31		4,075	4,483
National Grid Electricity Transmission PLC 4% 6/8/27	GBP	2,000	3,336
RusHydro Finance Ltd. 7.875% 10/28/15	RUB	155,000	5,058
			31,178
Gas Utilities - 0.3%
Holly Energy Partners LP/Holly Finance Corp. 6.5% 3/1/20 (g)		4,875	5,216
Intergas Finance BV 6.375% 5/14/17 (Reg. S)		1,985	2,253
Southern Natural Gas Co.:
7.35% 2/15/31		6,645	8,851
8% 3/1/32		3,550	5,062
Star Gas Partners LP/Star Gas Finance Co. 8.875% 12/1/17		2,435	2,474
Suburban Propane Partners LP/Suburban Energy Finance Corp. 7.375% 8/1/21		3,702	4,026
Transportadora de Gas del Sur SA 7.875% 5/14/17 (g)		15,545	12,514
			40,396
Independent Power Producers & Energy Traders - 2.3%
Atlantic Power Corp. 9% 11/15/18		9,120	9,508
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
UTILITIES - continued
Independent Power Producers & Energy Traders - continued
Calpine Corp.:
7.5% 2/15/21 (g)		$ 5,693	$ 6,291
7.875% 7/31/20 (g)		15,241	17,032
7.875% 1/15/23 (g)		24,196	27,341
Energy Future Holdings Corp.:
10% 1/15/20		11,210	12,499
10.875% 11/1/17		10,985	10,216
11.25% 11/1/17 pay-in-kind (k)		8,822	8,249
Energy Future Intermediate Holding Co. LLC/Energy Future Intermediate Holding Finance, Inc.:
6.875% 8/15/17 (g)		7,430	7,913
10% 12/1/20		55,228	62,132
11% 10/1/21		30,866	33,335
11.75% 3/1/22 (g)		33,710	37,418
GenOn Energy, Inc.:
9.5% 10/15/18		3,080	3,634
9.875% 10/15/20		11,570	13,363
Listrindo Capital BV 6.95% 2/21/19 (g)		2,440	2,728
Power Sector Assets and Liabilities Management Corp. 7.39% 12/2/24 (g)		2,880	4,010
TXU Corp.:
5.55% 11/15/14		1,860	1,609
6.5% 11/15/24		14,460	8,604
6.55% 11/15/34		30,155	17,791
			283,673
Multi-Utilities - 0.1%
Centrica PLC:
4.25% 9/12/44	GBP	2,000	3,132
4.375% 3/13/29	GBP	2,300	4,012
Puget Energy, Inc. 5.625% 7/15/22		3,690	3,974
			11,118
TOTAL UTILITIES			366,365
TOTAL NONCONVERTIBLE BONDS			4,656,716
TOTAL CORPORATE BONDS (Cost $4,302,708)			4,692,610
U.S. Government and Government Agency Obligations - 21.3%
		Principal Amount (000s) (d)	Value (000s)
U.S. Government Agency Obligations - 1.0%
Fannie Mae:
0.5% 5/27/15		$ 3,810	$ 3,822
0.5% 7/2/15		91,152	91,425
Federal Home Loan Bank:
0.375% 11/27/13		4,550	4,558
0.875% 12/27/13		775	780
1% 6/21/17		8,670	8,759
Private Export Funding Corp. secured 4.974% 8/15/13		1,515	1,560
Small Business Administration guaranteed development participation certificates Series 2003-P10B, Class 1, 5.136% 8/10/13		87	89
Tennessee Valley Authority:
5.25% 9/15/39		5,600	7,351
5.375% 4/1/56		7,000	9,389
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS			127,733
U.S. Treasury Inflation Protected Obligations - 0.4%
U.S. Treasury Inflation-Indexed Bonds 0.75% 2/15/42		38,862	42,519
U.S. Treasury Obligations - 19.1%
U.S. Treasury Bonds:
2.75% 11/15/42		228,944	219,640
5.25% 2/15/29		18,341	25,372
5.375% 2/15/31		36,124	51,475
6.125% 8/15/29 (j)		13,232	20,026
7.5% 11/15/16		2,850	3,610
7.5% 11/15/24		10,690	17,008
7.625% 2/15/25		11,000	17,721
7.875% 2/15/21		6,800	10,225
8.125% 5/15/21		9,286	14,237
9.875% 11/15/15		11,595	14,734
U.S. Treasury Notes:
0.125% 7/31/14		8,828	8,812
0.25% 4/30/14		137,994	138,053
0.25% 5/31/14		51,462	51,486
0.25% 8/31/14		14,000	14,001
0.25% 9/15/14		14,616	14,616
0.25% 9/30/14		3,537	3,537
0.25% 12/15/14		10,000	9,997
0.25% 7/15/15		91,225	91,017
0.25% 8/15/15		75,026	74,847
U.S. Government and Government Agency Obligations - continued
		Principal Amount (000s) (d)	Value (000s)
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
0.25% 9/15/15		$ 53,344	$ 53,198
0.25% 10/15/15		35,809	35,701
0.25% 12/15/15		60,000	59,778
0.375% 11/15/15		25,100	25,106
0.5% 8/15/14		47,582	47,779
0.5% 7/31/17		61,952	61,492
0.625% 7/15/14		23,946	24,090
0.75% 6/15/14		15,459	15,579
0.75% 6/30/17		55,795	56,058
0.75% 10/31/17		33,384	33,443
0.75% 12/31/17		92,255	92,370
0.875% 11/30/16		24,887	25,212
0.875% 7/31/19		44,096	43,486
1% 9/30/16		85,787	87,337
1% 10/31/16		32,941	33,532
1% 11/30/19 (f)		86,684	85,726
1.125% 12/31/19		75,469	75,149
1.25% 10/31/15		13,777	14,118
1.375% 11/30/15		14,493	14,909
1.625% 8/15/22		84,210	83,585
1.625% 11/15/22		5,000	4,940
1.875% 6/30/15		17,707	18,387
1.875% 8/31/17		7,700	8,122
1.875% 9/30/17		5,400	5,695
1.875% 10/31/17		13,764	14,519
2.125% 11/30/14		49,092	50,822
2.125% 5/31/15		4,493	4,686
2.375% 8/31/14		13,000	13,459
2.375% 9/30/14		8,471	8,784
2.375% 10/31/14		49,620	51,524
2.375% 2/28/15		55,000	57,455
2.375% 7/31/17		20,000	21,541
2.375% 6/30/18		27,978	30,275
2.5% 3/31/15		58,749	61,650
2.625% 7/31/14		12,927	13,412
2.625% 4/30/16		3,137	3,362
2.75% 11/30/16		10,000	10,853
3% 9/30/16		8,408	9,182
3% 2/28/17		66,584	73,171
3.125% 10/31/16		20,033	22,000
U.S. Government and Government Agency Obligations - continued
		Principal Amount (000s) (d)	Value (000s)
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
3.125% 1/31/17		$ 30,990	$ 34,176
3.5% 2/15/18		46,613	53,010
4.5% 5/15/17		13,745	16,038
TOTAL U.S. TREASURY OBLIGATIONS			2,355,125
Other Government Related - 0.8%
National Credit Union Administration Guaranteed Notes:
Series 2010-A1 Class A, 0.563% 12/7/20 (NCUA Guaranteed) (k)		3,787	3,799
Series 2011-R1 Class 1A, 0.663% 1/8/20 (NCUA Guaranteed) (k)		6,342	6,371
Series 2011-R4 Class 1A, 0.563% 3/6/20 (NCUA Guaranteed) (k)		3,406	3,412
National Credit Union Administration Guaranteed Notes Master Trust:
1.4% 6/12/15 (NCUA Guaranteed)		3,550	3,629
2.35% 6/12/17 (NCUA Guaranteed)		31,000	32,926
3% 6/12/19 (NCUA Guaranteed)		18,004	19,780
3.45% 6/12/21 (NCUA Guaranteed)		25,300	28,299
TOTAL OTHER GOVERNMENT RELATED			98,216
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $2,574,326)			2,623,593
U.S. Government Agency - Mortgage Securities - 4.5%

Fannie Mae - 1.8%
2.3% 9/1/33 (k)		649	683
2.3% 11/1/35 (k)		434	452
2.357% 11/1/33 (k)		148	157
2.384% 2/1/36 (k)		148	159
2.451% 10/1/35 (k)		47	49
2.559% 6/1/36 (k)		52	55
2.583% 1/1/35 (k)		351	373
2.63% 6/1/47 (k)		194	209
2.682% 2/1/37 (k)		658	708
2.688% 3/1/33 (k)		170	181
U.S. Government Agency - Mortgage Securities - continued
		Principal Amount (000s) (d)	Value (000s)
Fannie Mae - continued
2.733% 7/1/35 (k)		$ 288	$ 309
2.762% 11/1/36 (k)		59	63
2.781% 9/1/36 (k)		156	168
2.876% 5/1/36 (k)		79	84
3% 1/1/43 (i)		159,800	167,406
3.002% 4/1/36 (k)		480	504
3.219% 8/1/35 (k)		1,001	1,072
3.5% 1/1/26 to 9/1/26		156	167
4.5% 8/1/41		853	936
5% 5/1/22 to 9/1/22		8,256	8,969
5.5% 5/1/15 to 11/1/34		18,854	20,520
5.984% 3/1/37 (k)		88	94
6% 6/1/16 to 10/1/38		760	827
6.5% 3/1/13 to 8/1/36		9,805	11,080
7.5% 1/1/28		33	38
TOTAL FANNIE MAE			215,263
Freddie Mac - 0.4%
2.161% 6/1/33 (k)		372	392
2.195% 3/1/35 (k)		190	199
2.2% 3/1/37 (k)		50	53
2.309% 1/1/36 (k)		98	104
2.357% 5/1/37 (k)		117	124
2.361% 2/1/37 (k)		73	77
2.375% 5/1/37 (k)		82	88
2.47% 8/1/37 (k)		173	186
2.478% 6/1/37 (k)		42	45
2.492% 4/1/35 (k)		56	60
2.52% 2/1/36 (k)		11	12
2.601% 1/1/37 (k)		459	490
2.632% 7/1/35 (k)		467	498
2.668% 4/1/37 (k)		148	159
2.673% 7/1/35 (k)		311	334
2.702% 10/1/35 (k)		364	389
2.726% 10/1/36 (k)		453	484
2.76% 5/1/37 (k)		1,343	1,444
2.76% 5/1/37 (k)		688	738
2.79% 6/1/37 (k)		312	335
2.83% 6/1/37 (k)		83	89
2.865% 9/1/35 (k)		85	91
2.97% 4/1/37 (k)		9	9
U.S. Government Agency - Mortgage Securities - continued
		Principal Amount (000s) (d)	Value (000s)
Freddie Mac - continued
3.056% 7/1/36 (k)		$ 147	$ 155
3.454% 10/1/35 (k)		75	81
4% 3/1/42 to 4/1/42		16,494	17,971
4.5% 8/1/33 to 10/1/41		5,933	6,483
5.5% 11/1/18 to 7/1/35		17,905	19,267
6.5% 2/1/13 to 3/1/22		1,635	1,785
8.5% 3/1/20		3	3
TOTAL FREDDIE MAC			52,145
Ginnie Mae - 2.3%
4% 9/15/25		812	879
4.3% 8/20/61 (p)		3,522	3,951
4.5% 3/15/25 to 6/15/25		8,592	9,341
4.515% 3/20/62 (p)		12,249	14,022
4.53% 10/20/62 (p)		3,524	4,075
4.55% 5/20/62 (p)		21,969	25,200
4.556% 12/20/61 (p)		13,019	14,877
4.604% 3/20/62 (p)		6,410	7,358
4.626% 3/20/62 (p)		4,506	5,170
4.649% 2/20/62 (p)		2,322	2,666
4.65% 3/20/62 (p)		4,032	4,633
4.682% 2/20/62 (p)		3,043	3,494
4.684% 1/20/62 (p)		13,984	16,036
4.751% 12/20/60 (p)		3,424	3,871
4.804% 3/20/61 (p)		8,033	9,129
4.834% 3/20/61 (p)		14,242	16,214
5.492% 4/20/60 (p)		9,457	10,952
5.612% 4/20/58 (p)		5,088	5,433
6% 6/15/36 to 12/20/38		57,309	63,945
6.5% 8/20/38 to 9/20/38		54,438	61,024
7% 9/15/25 to 8/15/31		35	40
7.5% 2/15/22 to 8/15/28		63	73
8% 9/15/26 to 12/15/26		9	11
TOTAL GINNIE MAE			282,394
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $544,565)			549,802
Asset-Backed Securities - 0.0%
		Principal Amount (000s) (d)	Value (000s)
Clock Finance BV Series 2007-1:
Class B2, 0.41% 2/25/15 (k)	EUR	700	$ 920
Class C2, 0.59% 2/25/15 (k)	EUR	400	525
Leek Finance PLC:
Series 17X Class A2A, 0.7988% 12/21/37 (k)	GBP	152	254
Series 18X Class BC, 0.983% 9/21/38 (k)	EUR	600	768
TOTAL ASSET-BACKED SECURITIES (Cost $2,494)			2,467
Collateralized Mortgage Obligations - 3.4%

U.S. Government Agency - 3.4%
Fannie Mae:
floater:
Series 2008-76 Class EF, 0.7097% 9/25/23 (k)		1,250	1,255
Series 2010-15 Class FJ, 1.1397% 6/25/36 (k)		10,283	10,469
Series 2010-86 Class FE, 0.6597% 8/25/25 (k)		1,359	1,367
pass-thru certificates Series 2012-127 Class DH, 4% 11/25/27		5,703	6,120
planned amortization class:
Series 2002-9 Class PC, 6% 3/25/17		49	52
Series 2003-113 Class PE, 4% 11/25/18		1,515	1,613
Series 2003-70 Class BJ, 5% 7/25/33		890	1,000
Series 2004-80 Class LD, 4% 1/25/19		797	816
Series 2005-19 Class PA, 5.5% 7/25/34		3,310	3,643
Series 2005-27 Class NE, 5.5% 5/25/34		3,910	4,324
Series 2005-52 Class PB, 6.5% 12/25/34		438	462
Series 2005-64 Class PX, 5.5% 6/25/35		3,203	3,577
Series 2010-118 Class PB, 4.5% 10/25/40		3,310	3,670
Series 2010-44 Class FM, 5% 5/25/40		4,970	5,769
Series 2011-126 Class KB, 4% 12/25/41		3,844	4,235
Series 2012-94 Class E, 3% 6/25/22		6,150	6,460
sequential payer:
Series 2002-57 Class BD, 5.5% 9/25/17		168	181
Series 2003-117 Class MD, 5% 12/25/23		2,228	2,420
Series 2004-91 Class Z, 5% 12/25/34		4,895	5,587
Series 2004-95 Class AN, 5.5% 1/25/25		630	655
Series 2005-117, Class JN, 4.5% 1/25/36		808	910
Series 2005-14 Class ZB, 5% 3/25/35		2,129	2,414
Series 2005-47 Class HK, 4.5% 6/25/20		3,680	3,967
Series 2006-72 Class CY, 6% 8/25/26		2,480	2,829
Series 2007-113 Class DB, 4.5% 12/25/22		5,060	5,628
Collateralized Mortgage Obligations - continued
		Principal Amount (000s) (d)	Value (000s)
U.S. Government Agency - continued
Fannie Mae: - continued
sequential payer:
Series 2009-14 Class EB, 4.5% 3/25/24		$ 3,710	$ 4,001
Series 2009-59 Class HB, 5% 8/25/39		2,880	3,231
Series 2010-97 Class CX, 4.5% 9/25/25		5,300	6,146
Series 2009-85 Class IB, 4.5% 8/25/24 (m)		870	85
Series 2009-93 Class IC, 4.5% 9/25/24 (m)		1,395	129
Series 2010-139 Class NI, 4.5% 2/25/40 (m)		4,464	605
Series 2010-39 Class FG, 1.1297% 3/25/36 (k)		5,979	6,098
Series 2010-97 Class CI, 4.5% 8/25/25 (m)		2,886	220
Series 2011-67 Class AI, 4% 7/25/26 (m)		1,737	160
Freddie Mac:
floater:
Series 2630 Class FL, 0.709% 6/15/18 (k)		44	44
Series 2711 Class FC, 1.109% 2/15/33 (k)		4,397	4,464
Series 3835 Class FC, 0.559% 5/15/38 (k)		13,338	13,346
floater planned amortization class Series 2770 Class FH, 0.609% 3/15/34 (k)		3,650	3,663
planned amortization class:
Series 2006-3245 Class ME, 5.5% 6/15/35		5,990	6,304
Series 2101 Class PD, 6% 11/15/28		103	115
Series 2115 Class PE, 6% 1/15/14		11	11
Series 2376 Class JE, 5.5% 11/15/16		177	187
Series 2381 Class OG, 5.5% 11/15/16		108	113
Series 2425 Class JH, 6% 3/15/17		230	248
Series 2672 Class MG, 5% 9/15/23		3,360	3,885
Series 2695 Class DG, 4% 10/15/18		3,559	3,736
Series 2996 Class MK, 5.5% 6/15/35		319	357
Series 3415 Class PC, 5% 12/15/37		1,767	1,920
Series 3737 Class GB, 4.5% 4/15/39		6,770	7,518
Series 3763 Class QA, 4% 4/15/34		3,256	3,499
planned amortization class sequential payer Series 2005-2963 Class VB, 5% 11/15/34		3,550	3,893
sequential payer:
Series 2303 Class ZV, 6% 4/15/31		317	355
Series 2627 Class BG, 3.25% 6/15/17		1	1
Series 2877 Class ZD, 5% 10/15/34		6,358	7,127
Series 2987 Class HE, 4.5% 6/15/20		3,619	3,856
Series 3277 Class B, 4% 2/15/22		2,800	3,056
Series 3372 Class BD, 4.5% 10/15/22		9,606	10,610
Series 3578, Class B, 4.5% 9/15/24		3,740	4,078
Series 3871 Class KB, 5.5% 6/15/41		9,750	12,138
Collateralized Mortgage Obligations - continued
		Principal Amount (000s) (d)	Value (000s)
U.S. Government Agency - continued
Freddie Mac: - continued
Series 2715 Class NG, 4.5% 12/15/18		$ 2,155	$ 2,312
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2008-2 Class FD, 0.6907% 1/20/38 (k)		516	519
Series 2007-59 Class FC, 0.7107% 7/20/37 (k)		1,938	1,950
Series 2008-73 Class FA, 1.0707% 8/20/38 (k)		2,947	2,998
Series 2008-83 Class FB, 1.1107% 9/20/38 (k)		2,954	3,008
Series 2009-108 Class CF, 0.809% 11/16/39 (k)		2,831	2,857
Series 2009-116 Class KF, 0.739% 12/16/39 (k)		2,434	2,452
Series 2010-9 Class FA, 0.729% 1/16/40 (k)		3,586	3,612
Series 2010-H17 Class FA, 0.541% 7/20/60 (k)(p)		6,412	6,397
Series 2010-H18 Class AF, 0.51% 9/20/60 (k)(p)		6,619	6,602
Series 2010-H19 Class FG, 0.51% 8/20/60 (k)(p)		8,603	8,581
Series 2010-H27 Series FA, 0.59% 12/20/60 (k)(p)		2,526	2,530
Series 2011-H05 Class FA, 0.71% 12/20/60 (k)(p)		4,666	4,700
Series 2011-H07 Class FA, 0.71% 2/20/61 (k)(p)		7,740	7,796
Series 2011-H12 Class FA, 0.7% 2/20/61 (k)(p)		10,216	10,286
Series 2011-H13 Class FA, 0.71% 4/20/61 (k)(p)		4,182	4,212
Series 2011-H14:
Class FB, 0.71% 5/20/61 (k)(p)		4,646	4,683
Class FC, 0.71% 5/20/61 (k)(p)		4,662	4,696
Series 2011-H17 Class FA, 0.74% 6/20/61 (k)(p)		6,167	6,217
Series 2011-H21 Class FA, 0.81% 10/20/61 (k)(p)		6,821	6,902
Series 2012-H01 Class FA, 0.91% 11/20/61 (k)(p)		5,510	5,607
Series 2012-H03 Class FA, 0.91% 1/20/62 (k)(p)		3,376	3,436
Series 2012-H06 Class FA, 0.84% 1/20/62 (k)(p)		5,348	5,422
Series 2012-H07 Class FA, 0.84% 3/20/62 (k)(p)		3,189	3,237
floater sequential payer Series 2011-150 Class D, 3% 4/20/37		1,904	1,954
planned amortization class:
Series 2010-112 Class PM, 3.25% 9/20/33		1,447	1,487
Series 2010-99 Class PT, 3.5% 8/20/33		1,745	1,799
Series 2011-136 Class WI, 4.5% 5/20/40 (m)		2,549	500
Series 2011-61 Class OP, 5/20/40 (n)		4,524	4,106
Series 2011-79 Class PO, 6/20/40 (n)		7,837	7,000
sequential payer Series 2011-69 Class GX, 4.5% 5/16/40		4,910	5,542
Series 2010-42 Class OP, 4/20/40 (n)		10,295	9,250
Series 2010-H13 Class JA, 5.46% 10/20/59 (p)		9,414	10,344
Series 2010-H15 Class TP, 5.15% 8/20/60 (p)		11,679	13,328
Collateralized Mortgage Obligations - continued
		Principal Amount (000s) (d)	Value (000s)
U.S. Government Agency - continued
Ginnie Mae guaranteed REMIC pass-thru certificates: - continued
Series 2010-H17 Class XP, 5.3019% 7/20/60 (k)(p)		$ 16,915	$ 19,274
Series 2010-H18 Class PL, 5.01% 9/20/60 (k)(p)		12,834	14,558
Series 2011-71:
Class ZB, 5.5% 8/20/34		10,405	12,395
Class ZC, 5.5% 7/16/34		11,863	13,956
Series 2012-64 Class KB, 3.1297% 5/20/41 (k)		2,614	2,822
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $414,974)			423,949
Commercial Mortgage Securities - 1.5%

Canary Wharf Finance II PLC Series 3MUK Class C2, 1.0794% 10/22/37 (k)	GBP	1,000	1,061
Freddie Mac:
floater Series K707 Class A2, 2.22% 12/25/18		12,110	12,668
pass thru-certificates floater Series KF01 Class A, 0.562% 4/25/19 (k)		12,288	12,335
pass-thru certificates:
Series K023 Class A2, 2.307% 8/25/22		15,200	15,303
Series K708 Class A1, 1.67% 10/25/18		3,492	3,591
pass-thru certificates sequential payer:
Series KP01 Class A2, 1.72% 1/25/19		23,080	23,550
Series K011 Class A2, 4.084% 11/25/20		2,480	2,851
Series K014 Class A2, 3.871% 4/25/21		6,110	6,932
Series K015 Class A2, 3.23% 7/25/21		10,980	11,939
sequential payer:
Series K009 Class A2, 3.808% 8/25/20		20,970	23,666
Series K006 Class A2, 4.251% 1/25/20		14,020	16,180
Series K017 Class A2, 2.873% 12/25/21		15,590	16,515
Series K710 Class A2, 1.883% 5/25/19		10,266	10,532
Series K501 Class A2, 1.655% 11/25/16		5,440	5,610
Series K706:
Class A1, 1.691% 6/25/18		7,154	7,360
Class A2, 2.323% 10/25/18		13,350	14,045
Commercial Mortgage Securities - continued
		Principal Amount (000s) (d)	Value (000s)
German Residential Asset Note Distributor PLC Series 1 Class A, 0.445% 7/20/16 (k)	EUR	1,079	$ 1,398
REC Plantation Place Ltd. Series 5 Class A, 0.7581% 7/25/16 (Reg. S) (k)	GBP	856	1,379
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $185,056)			186,915
Foreign Government and Government Agency Obligations - 21.6%

Argentine Republic:
discount (with partial capitalization through 12/31/13) 8.28% 12/31/33		7,467	5,301
7% 9/12/13		46,550	45,796
7% 10/3/15		23,585	20,883
Aruba Government 4.625% 9/14/23 (g)		2,395	2,409
Bahamian Republic 6.95% 11/20/29 (g)		3,450	4,140
Banco Central del Uruguay:
value recovery A rights 1/2/21 (o)		500,000	0
value recovery B rights 1/2/21 (o)		750,000	0
Belarus Republic:
8.75% 8/3/15 (Reg. S)		17,160	17,675
8.95% 1/26/18		4,495	4,624
Bermuda Government 4.138% 1/3/23 (g)		2,490	2,654
Brazilian Federative Republic:
7.125% 1/20/37		7,325	11,244
8.25% 1/20/34		5,230	8,839
10.125% 5/15/27		7,690	14,092
12.25% 3/6/30		4,560	9,211
Canadian Government:
1% 2/1/14	CAD	100,850	101,265
1.5% 9/1/17	CAD	61,650	62,309
3.25% 6/1/21	CAD	46,800	52,725
5% 6/1/37	CAD	39,350	58,523
Central Bank of Nigeria warrants 11/15/20 (a)(o)		2,750	558
City of Buenos Aires 12.5% 4/6/15 (g)		12,505	12,255
Colombian Republic:
6.125% 1/18/41		4,640	6,357
7.375% 9/18/37		5,750	8,913
10.375% 1/28/33		6,740	12,334
11.75% 2/25/20		2,340	3,779
Congo Republic 3% 6/30/29 (e)		13,125	11,156
Costa Rican Republic 4.25% 1/26/23 (g)		2,865	2,884
Foreign Government and Government Agency Obligations - continued
		Principal Amount (000s) (d)	Value (000s)
Croatia Republic:
6.25% 4/27/17 (g)		$ 8,075	$ 8,842
6.375% 3/24/21 (g)		5,415	6,146
6.625% 7/14/20 (g)		4,855	5,565
6.75% 11/5/19 (g)		5,410	6,201
Democratic Socialist Republic of Sri Lanka:
5.875% 7/25/22 (g)		1,570	1,684
6.25% 10/4/20 (g)		7,685	8,377
6.25% 7/27/21 (g)		3,640	3,968
7.4% 1/22/15 (g)		5,470	5,908
Dominican Republic:
1.3405% 8/30/24 (k)		6,063	5,578
7.5% 5/6/21 (g)		6,865	7,963
9.04% 1/23/18 (g)		3,071	3,486
El Salvador Republic:
7.625% 2/1/41 (g)		1,545	1,765
7.65% 6/15/35 (Reg. S)		2,435	2,764
8.25% 4/10/32 (Reg. S)		1,435	1,708
European Economic Community:
2.75% 4/4/22 (Reg. S)	EUR	9,375	13,622
3.75% 4/4/42	EUR	4,325	7,030
European Union 2.75% 9/21/21	EUR	14,000	20,375
Finnish Government 1.625% 9/15/22	EUR	8,500	11,331
French Government:
OAT:
3% 4/25/22	EUR	23,650	34,253
4.5% 4/25/41	EUR	5,325	9,060
2.5% 7/25/16	EUR	13,350	18,950
4% 4/25/55	EUR	5,750	9,051
Gabonese Republic 8.2% 12/12/17 (g)		2,150	2,612
Georgia Republic:
6.875% 4/12/21 (g)		6,170	7,173
7.5% 4/15/13		1,455	1,461
German Federal Republic:
0.5% 4/7/17	EUR	46,350	61,897
1.75% 10/9/15	EUR	44,225	61,200
1.75% 7/4/22	EUR	52,000	71,501
2.5% 2/27/15	EUR	26,975	37,534
3.25% 7/4/15	EUR	21,000	29,971
3.25% 7/4/42	EUR	18,350	30,160
Ghana Republic 8.5% 10/4/17 (g)		3,040	3,511
Guatemalan Republic 5.75% 6/6/22 (g)		3,160	3,508
Foreign Government and Government Agency Obligations - continued
		Principal Amount (000s) (d)	Value (000s)
Hungarian Republic:
4.75% 2/3/15		$ 17,130	$ 17,623
7.625% 3/29/41		9,185	10,609
Indonesian Republic:
4.875% 5/5/21 (g)		7,605	8,746
5.25% 1/17/42 (g)		7,185	8,344
5.875% 3/13/20 (g)		7,290	8,766
6.625% 2/17/37 (g)		5,025	6,721
6.875% 1/17/18 (g)		4,330	5,288
7.75% 1/17/38 (g)		7,700	11,608
8.5% 10/12/35 (Reg. S)		7,615	12,184
11.625% 3/4/19 (g)		8,270	12,508
Islamic Republic of Pakistan 7.125% 3/31/16 (g)		13,335	12,435
Israeli State (guaranteed by U.S. Government through Agency for International Development):
5.5% 9/18/23		26,802	35,262
5.5% 12/4/23		12,355	16,294
Italian Republic:
4% 2/1/17	EUR	47,450	65,134
4.25% 3/1/20	EUR	27,500	37,094
4.5% 7/15/15	EUR	36,450	50,545
5% 3/1/22	EUR	67,100	93,192
5% 9/1/40	EUR	24,675	32,553
Japan Government:
0.2% 1/15/13	JPY	293,750	3,391
0.2% 2/15/13	JPY	5,768,650	66,592
0.2% 3/15/13 (i)	JPY	550,000	6,350
1.1% 6/20/20 (i)	JPY	11,775,000	142,079
1.9% 9/20/30	JPY	3,430,000	41,329
2% 9/20/40	JPY	1,300,000	15,213
Jordanian Kingdom 3.875% 11/12/15		2,235	2,162
Latvian Republic:
2.75% 1/12/20 (g)		4,785	4,731
5.25% 2/22/17 (g)		2,495	2,791
5.25% 6/16/21 (g)		2,365	2,749
Lebanese Republic:
4% 12/31/17		10,685	10,645
4.75% 11/2/16		1,700	1,700
5.15% 11/12/18		1,425	1,429
Lithuanian Republic:
6.125% 3/9/21 (g)		5,290	6,520
6.625% 2/1/22 (g)		4,370	5,594
Foreign Government and Government Agency Obligations - continued
		Principal Amount (000s) (d)	Value (000s)
Lithuanian Republic: - continued
7.375% 2/11/20 (g)		$ 5,755	$ 7,496
Moroccan Kingdom 4.25% 12/11/22 (g)		3,360	3,377
Peruvian Republic:
4% 3/7/27 (e)		5,671	5,685
5.625% 11/18/50		2,145	2,783
7.35% 7/21/25		1,765	2,555
8.75% 11/21/33		7,650	13,292
Philippine Republic:
7.5% 9/25/24		1,095	1,560
7.75% 1/14/31		5,875	9,018
9.5% 2/2/30		7,505	13,021
9.875% 1/15/19		1,480	2,135
10.625% 3/16/25		5,755	9,985
Plurinational State of Bolivia 4.875% 10/29/22 (g)		2,995	2,920
Polish Government:
3% 3/17/23		2,870	2,845
6.375% 7/15/19		6,950	8,653
Provincia de Cordoba 12.375% 8/17/17 (g)		8,400	7,014
Republic of Angola 7% 8/16/19 (Issued by Northern Lights III BV for Republic of Angola) (Reg. S)		4,275	4,729
Republic of Iceland 5.875% 5/11/22 (g)		6,980	7,809
Republic of Iraq 5.8% 1/15/28 (Reg. S)		14,970	14,129
Republic of Namibia 5.5% 11/3/21 (g)		3,650	4,077
Republic of Nigeria:
0% 3/7/13	NGN	207,000	1,295
0% 6/6/13 to 11/7/13	NGN	1,580,015	9,283
6.75% 1/28/21 (g)		2,705	3,192
Republic of Senegal 8.75% 5/13/21 (g)		1,245	1,475
Republic of Serbia:
5.25% 11/21/17 (g)		2,695	2,796
6.75% 11/1/24 (g)		23,832	24,309
Republic of Zambia 5.375% 9/20/22 (g)		2,660	2,653
Romanian Republic 6.75% 2/7/22 (g)		7,252	8,811
Russian Federation:
4.5% 4/4/22 (g)		3,400	3,897
5.625% 4/4/42 (g)		7,400	9,195
7.5% 3/31/30 (Reg. S)		45,496	58,235
11% 7/24/18 (Reg. S)		2,690	3,974
12.75% 6/24/28 (Reg. S)		16,625	33,832
Foreign Government and Government Agency Obligations - continued
		Principal Amount (000s) (d)	Value (000s)
Slovakia Republic 4.375% 5/21/22 (g)		$ 4,915	$ 5,345
Spanish Kingdom:
4% 7/30/15	EUR	18,250	24,527
4.5% 1/31/18	EUR	5,000	6,652
State of Qatar 5.75% 1/20/42 (g)		3,530	4,598
State Oil Company of Azerbaijan Republic 5.45% 2/9/17		1,495	1,645
Turkish Republic:
5.125% 3/25/22		3,795	4,383
5.625% 3/30/21		4,440	5,273
6% 1/14/41		5,940	7,397
6.25% 9/26/22		4,590	5,726
6.75% 4/3/18		6,910	8,361
6.75% 5/30/40		7,370	9,951
6.875% 3/17/36		12,320	16,601
7% 9/26/16		6,940	8,113
7% 3/11/19		2,895	3,609
7.25% 3/15/15		4,180	4,661
7.25% 3/5/38		8,050	11,391
7.375% 2/5/25		11,780	15,906
7.5% 7/14/17		7,820	9,552
7.5% 11/7/19		6,990	9,052
8% 2/14/34		2,075	3,102
11.875% 1/15/30		4,075	7,992
Ukraine Financing of Infrastructure Projects State Enterprise 8.375% 11/3/17 (g)		6,970	6,796
Ukraine Government:
6.25% 6/17/16 (g)		4,495	4,461
6.75% 11/14/17 (g)		2,525	2,497
7.65% 6/11/13 (g)		13,170	13,269
7.75% 9/23/20 (g)		3,430	3,520
7.8% 11/28/22 (g)		2,865	2,858
7.95% 2/23/21 (g)		3,575	3,700
9.25% 7/24/17 (g)		5,745	6,233
United Arab Emirates 7.75% 10/5/20 (Reg. S)		2,145	2,705
United Kingdom, Great Britain and Northern Ireland:
1.75% 1/22/17	GBP	56,000	94,844
4.25% 12/7/40	GBP	42,325	83,908
4.5% 3/7/13	GBP	11,800	19,310
United Mexican States:
4.75% 3/8/44		2,766	3,132
5.125% 1/15/20		5,048	6,007
Foreign Government and Government Agency Obligations - continued
		Principal Amount (000s) (d)	Value (000s)
United Mexican States: - continued
5.75% 10/12/2110		$ 5,376	$ 6,518
6.05% 1/11/40		12,210	16,392
6.75% 9/27/34		10,225	14,724
7.5% 4/8/33		2,900	4,430
8.3% 8/15/31		2,600	4,206
Uruguay Republic 7.875% 1/15/33 pay-in-kind		6,370	9,873
Venezuelan Republic:
oil recovery rights 4/15/20 (o)		97,601	2,977
6% 12/9/20		4,800	4,008
7% 3/31/38		4,180	3,334
8.5% 10/8/14		5,855	5,972
9% 5/7/23 (Reg. S)		19,135	18,322
9.25% 9/15/27		12,155	12,155
9.25% 5/7/28 (Reg. S)		6,930	6,826
9.375% 1/13/34		6,605	6,506
10.75% 9/19/13		3,728	3,821
11.75% 10/21/26 (Reg. S)		11,240	12,645
11.95% 8/5/31 (Reg. S)		18,295	20,811
12.75% 8/23/22		22,615	26,233
13.625% 8/15/18		7,745	8,965
Vietnamese Socialist Republic:
1.5032% 3/12/16 (k)		3,933	3,579
4% 3/12/28 (e)		15,100	12,231
6.875% 1/15/16 (g)		7,925	8,658
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $2,410,420)			2,668,555
Common Stocks - 0.4%
	Shares
CONSUMER DISCRETIONARY - 0.1%
Auto Components - 0.0%
Remy International, Inc.	122,400	1,972
Automobiles - 0.0%
General Motors Co. (a)	6,679	193
General Motors Co.:
warrants 7/10/16 (a)	133,743	2,608
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Automobiles - continued
General Motors Co.: - continued
warrants 7/10/19 (a)	133,743	$ 1,670
Motors Liquidation Co. GUC Trust (a)	36,934	783
		5,254
Hotels, Restaurants & Leisure - 0.1%
Station Holdco LLC (a)(q)(t)	4,989,172	7,284
Station Holdco LLC warrants 6/15/18 (a)(q)(t)	198,954	10
		7,294
Media - 0.0%
Haights Cross Communications, Inc. (a)	8,267	61
Haights Cross Communications, Inc. warrants 3/11/13 (a)	11,481	4
HMH Holdings, Inc.:
warrants 3/9/17 (a)(t)	636,272	0
warrants 6/22/19 (a)(t)	32,078	241
RDA Holding Co. warrants 2/19/14 (a)(t)	9,559	0
		306
TOTAL CONSUMER DISCRETIONARY		14,826
CONSUMER STAPLES - 0.0%
Food Products - 0.0%
Reddy Ice Holdings, Inc.	142,776	655
INDUSTRIALS - 0.2%
Aerospace & Defense - 0.0%
Alion Science & Technology Corp. warrants 3/15/17 (a)	1,430	7
Airlines - 0.0%
Delta Air Lines, Inc. (a)	20,500	243
Building Products - 0.1%
Nortek, Inc. (a)	266,722	17,670
Nortek, Inc. warrants 12/7/14 (a)	7,154	93
		17,763
Marine - 0.0%
U.S. Shipping Partners Corp. (a)	12,063	0
U.S. Shipping Partners Corp. warrants 12/31/29 (a)	112,939	0
		0
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Trading Companies & Distributors - 0.0%
Penhall Acquisition Co.:
Class A (a)	6,088	$ 530
Class B (a)	2,029	177
		707
Transportation Infrastructure - 0.1%
DeepOcean Group Holding BV (a)(g)	406,682	6,570
TOTAL INDUSTRIALS		25,290
INFORMATION TECHNOLOGY - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
MagnaChip Semiconductor Corp. (a)	49,030	781
Spansion, Inc. Class A	29,602	412
		1,193
MATERIALS - 0.1%
Chemicals - 0.0%
LyondellBasell Industries NV Class A	467	27
Containers & Packaging - 0.0%
Rock-Tenn Co. Class A	5,694	398
Metals & Mining - 0.1%
Aleris International, Inc. (a)(t)	38,307	1,796
Paper & Forest Products - 0.0%
NewPage Corp.	19,100	1,786
TOTAL MATERIALS		4,007
UTILITIES - 0.0%
Electric Utilities - 0.0%
Portland General Electric Co.	7,275	199
TOTAL COMMON STOCKS (Cost $64,837)		46,170
Preferred Stocks - 0.5%

Convertible Preferred Stocks - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Media - 0.0%
Interpublic Group of Companies, Inc. 5.25%	4,000	4,240
Preferred Stocks - continued
	Shares	Value (000s)
Convertible Preferred Stocks - continued
CONSUMER STAPLES - 0.0%
Food Products - 0.0%
Reddy Ice Holdings, Inc. 7.00% pay-in-kind	57,438	$ 410
TOTAL CONVERTIBLE PREFERRED STOCKS		4,650
Nonconvertible Preferred Stocks - 0.5%
FINANCIALS - 0.5%
Commercial Banks - 0.2%
SunTrust Banks, Inc. Series E, 5.875% (a)	300,475	7,353
Wells Fargo & Co. 5.20%	482,680	12,154
		19,507
Consumer Finance - 0.2%
Ally Financial, Inc. 7.00% (g)	32,379	31,650
Real Estate Investment Trusts - 0.1%
Public Storage Series V, 5.375%	390,000	10,062
TOTAL FINANCIALS		61,219
TOTAL PREFERRED STOCKS (Cost $52,098)		65,869
Floating Rate Loans - 4.6%
		Principal Amount (000s) (d)
CONSUMER DISCRETIONARY - 0.6%
Hotels, Restaurants & Leisure - 0.1%
Burger King Corp. Tranche B, term loan 3.75% 9/28/19 (k)		$ 1,212	1,221
Graton Economic Development Authority Tranche B, term loan 9% 8/22/18 (k)		2,295	2,358
Harrah's Entertainment, Inc. Tranche B 6LN, term loan 5.4597% 1/28/18 (k)		3,600	3,227
Mesquite Gaming LLC term loan 8.5% 8/1/15 (k)		283	240
MGM Mirage, Inc. Tranche B, term loan 4.25% 12/10/19 (k)		2,665	2,688
NP Opco, LLC Tranche B, term loan 5.5% 9/28/19 (k)		1,980	1,997
Stockbridge SBE Holdings LLC Tranche B, term loan 13% 5/2/17 (k)		900	896
			12,627
Floating Rate Loans - continued
		Principal Amount (000s) (d)	Value (000s)
CONSUMER DISCRETIONARY - continued
Leisure Equipment & Products - 0.0%
SRAM LLC. 2nd LN, term loan 8.5% 12/7/18 (k)		$ 1,445	$ 1,459
Media - 0.3%
Bragg Communications, Inc. Tranche B, term loan 4% 2/28/18 (k)		3,811	3,840
Clear Channel Capital I LLC Tranche B, term loan 3.8617% 1/29/16 (k)		7,268	5,978
FoxCo Acquisition Sub, LLC Tranche B, term loan 5.5% 7/14/17 (k)		898	907
Getty Images, Inc. Tranche B, term loan 4.75% 10/18/19 (k)		5,915	5,915
Gray Television, Inc. Tranche B, term loan 4.75% 10/11/19 (k)		2,815	2,829
Livent, Inc. Tranche A, term loan 18% 1/15/49 pay-in-kind	CAD	9	9
PRIMEDIA, Inc. Tranche B, term loan 7.5% 1/13/18 (k)		6,942	6,647
RCN Telecom Services, LLC Tranche B, term loan 5.25% 8/26/16 (k)		1,854	1,875
WideOpenWest Finance LLC Tranche B, term loan 6.25% 7/17/18 (k)		12,746	12,873
			40,873
Specialty Retail - 0.2%
Burlington Coat Factory Warehouse Corp. Tranche B 1LN, term loan 5.5% 2/23/17 (k)		19,675	19,823
TOTAL CONSUMER DISCRETIONARY			74,782
CONSUMER STAPLES - 0.2%
Food & Staples Retailing - 0.0%
BJ's Wholesale Club, Inc.:
Tranche 1LN, term loan 5.75% 9/26/19 (k)		1,210	1,227
Tranche 2LN, term loan 9.75% 3/26/20 (k)		545	559
Focus Brands, Inc.:
Tranche 2LN, term loan 10.25% 8/21/18 (k)		2,865	2,886
Tranche B 1LN, term loan 6.2736% 2/21/18 (k)		1,132	1,136
			5,808
Food Products - 0.1%
AdvancePierre Foods, Inc. Tranche 1LN, term loan 5.75% 7/10/17 (k)		6,540	6,614
Floating Rate Loans - continued
		Principal Amount (000s) (d)	Value (000s)
CONSUMER STAPLES - continued
Household Products - 0.0%
Spectrum Brands Holdings, Inc. Tranche B, term loan 4.5% 11/1/19 (k)		$ 570	$ 576
Personal Products - 0.1%
Prestige Brands, Inc. Tranche B, term loan 5.25% 1/31/19 (k)		1,895	1,914
Revlon Consumer Products Corp. term loan 4.75% 11/19/17 (k)		4,629	4,653
			6,567
TOTAL CONSUMER STAPLES			19,565
ENERGY - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Alon USA Partners LP term loan 9.25% 11/13/18 (k)		3,256	3,272
Arch Coal, Inc. Tranche B, term loan 5.75% 5/16/18 (k)		3,234	3,266
Crestwood Holdings Partners LLC Tranche B, term loan 9.75% 3/26/18 (k)		5,809	5,925
Energy Transfer Equity LP Tranche B, term loan 3.75% 3/23/17 (k)		11,050	11,105
Panda Sherman Power, LLC term loan 9% 9/14/18 (k)		2,000	2,030
Samson Investment Co. Tranche 2LN, term loan 6% 9/25/18 (k)		1,270	1,281
			26,879
FINANCIALS - 0.6%
Diversified Financial Services - 0.2%
Flying Fortress, Inc. Tranche 3, term loan 5% 6/30/17 (k)		16,795	16,879
Sheridan Investment Partners I, LLC Tranche B 2LN, term loan 5% 10/1/19 (k)		7,606	7,682
			24,561
Insurance - 0.3%
Asurion Corp.:
Tranche 1LN, term loan 5.5% 5/24/18 (k)		18,074	18,300
Tranche 2LN, term loan 9% 5/24/19 (k)		3,645	3,727
Tranche B-1 1LN, term loan 4.75% 7/23/17 (k)		4,669	4,693
CNO Financial Group, Inc.:
Tranche B 1LN, term loan 4.25% 9/28/16 (k)		1,154	1,159
Floating Rate Loans - continued
		Principal Amount (000s) (d)	Value (000s)
FINANCIALS - continued
Insurance - continued
CNO Financial Group, Inc.: - continued
Tranche B 2LN, term loan 5% 9/28/18 (k)		$ 699	$ 707
Lonestar Intermediate Super Holdings LLC term loan 11% 9/2/19 (k)		9,815	10,404
			38,990
Real Estate Management & Development - 0.1%
Realogy Corp.:
Credit-Linked Deposit 3.2143% 10/10/13 (k)		332	320
Credit-Linked Deposit 4.4643% 10/10/16 (k)		631	634
term loan 4.461% 10/10/16 (k)		9,812	9,861
			10,815
TOTAL FINANCIALS			74,366
HEALTH CARE - 0.4%
Health Care Equipment & Supplies - 0.0%
Assuramed Holding, Inc.:
Tranche 2LN, term loan 9.25% 4/24/20 (k)		2,205	2,227
Tranche B 1LN, term loan 5.5% 10/24/19 (k)		1,490	1,505
			3,732
Health Care Providers & Services - 0.2%
DaVita, Inc. Tranche A, term loan 2.72% 10/20/15 (k)		6,811	6,794
Emergency Medical Services Corp. Tranche B, term loan 5.25% 5/25/18 (k)		11,441	11,513
			18,307
Life Sciences Tools & Services - 0.2%
Pharmaceutical Product Development, Inc. Tranche B, term loan 6.25% 12/5/18 (k)		12,707	12,897
PRA International Tranche 2LN, term loan 10.5% 12/10/19 (k)		1,505	1,520
PRA International Tranche B 1LN, term loan 6.5% 12/10/18 (k)		5,020	5,007
			19,424
Pharmaceuticals - 0.0%
Valeant Pharmaceuticals International Tranche B, term loan 4.25% 9/16/19 (k)		4,380	4,413
TOTAL HEALTH CARE			45,876
Floating Rate Loans - continued
		Principal Amount (000s) (d)	Value (000s)
INDUSTRIALS - 0.5%
Aerospace & Defense - 0.1%
Hamilton Sundstrand Corp. Tranche B, term loan 5% 12/13/19 (k)		$ 8,760	$ 8,837
TransDigm, Inc. Tranche B, term loan 4% 2/14/17 (k)		1,710	1,706
			10,543
Airlines - 0.1%
Northwest Airlines Corp. Tranche A, term loan 2.06% 12/31/18 (k)		8,374	7,787
United Air Lines, Inc. Tranche B, term loan 2.25% 2/1/14 (k)		11,986	11,956
			19,743
Building Products - 0.0%
HD Supply, Inc. Tranche B 1LN, term loan 7.25% 10/12/17 (k)		2,055	2,109
Commercial Services & Supplies - 0.1%
ADS Waste Holdings, Inc. Tranche B, term loan 5.25% 10/9/19 (k)		2,545	2,570
Delos Aircraft, Inc. Tranche T 2LN, term loan 4.75% 4/12/16 (k)		1,095	1,100
GCA Services Group, Inc. Tranche 2LN, term loan 9.25% 11/1/20 (k)		2,195	2,162
KAR Auction Services, Inc. Tranche B, term loan 5% 5/19/17 (k)		4,634	4,681
			10,513
Construction & Engineering - 0.1%
Drumm Investors LLC Tranche B, term loan 5% 5/4/18 (k)		9,134	8,563
Industrial Conglomerates - 0.1%
Tomkins PLC Tranche B, term loan 4.25% 9/21/16 (k)		8,828	8,872
Road & Rail - 0.0%
Swift Transportation Co. LLC Tranche B 2LN, term loan 5% 12/21/17 (k)		4,435	4,479
Transportation Infrastructure - 0.0%
Trico Shipping A/S:
Tranche A, term loan 10% 5/13/14 (k)		638	632
Tranche D, term loan 2.8% 5/13/14 (k)(s)		1,123	1,112
			1,744
TOTAL INDUSTRIALS			66,566
Floating Rate Loans - continued
		Principal Amount (000s) (d)	Value (000s)
INFORMATION TECHNOLOGY - 0.8%
Communications Equipment - 0.1%
Cequel Communications LLC Tranche B, term loan 4.0031% 2/14/19 (k)		$ 12,585	$ 12,648
Electronic Equipment & Components - 0.1%
Aeroflex, Inc. Tranche B, term loan 5.75% 5/9/18 (k)		2,434	2,446
Flextronics International Ltd.:
Tranche B A1, term loan 2.4617% 10/1/14 (k)		958	960
Tranche B A2, term loan 2.4617% 10/1/14 (k)		2,059	2,061
Tranche B A3, term loan 2.4617% 10/1/14 (k)		2,402	2,405
Tranche B-A, term loan 2.4617% 10/1/14 (k)		3,335	3,339
			11,211
IT Services - 0.2%
First Data Corp. Tranche 1LN, term loan 5.2107% 9/24/18 (k)		3,700	3,631
RP Crown Parent, LLC:
Tranche 1LN, term loan 6.75% 12/7/18 (k)		11,480	11,451
Tranche 2LN, term loan 11.25% 7/7/19 (k)		9,440	9,534
			24,616
Semiconductors & Semiconductor Equipment - 0.3%
NXP BV:
Tranche A 1LN, term loan 4.5% 3/4/17 (k)		5,831	5,875
Tranche A 2LN, term loan 5.5% 3/4/17 (k)		7,021	7,197
Tranche A6, term loan 5.25% 3/19/19 (k)		15,051	15,127
Tranche C, term loan 4.75% 1/11/20 (k)		3,450	3,454
			31,653
Software - 0.1%
Kronos, Inc.:
Tranche 2LN, term loan 9.75% 4/24/20 (k)		6,160	6,160
Tranche B 1LN, term loan 5.5% 10/30/19 (k)		4,560	4,606
Lawson Software, Inc. Tranche B 2LN, term loan 5.25% 4/5/18 (k)		1,531	1,545
			12,311
TOTAL INFORMATION TECHNOLOGY			92,439
MATERIALS - 0.2%
Chemicals - 0.0%
PL Propylene LLC Tranche B, term loan 7% 3/27/17 (k)		908	919
Floating Rate Loans - continued
		Principal Amount (000s) (d)	Value (000s)
MATERIALS - continued
Construction Materials - 0.1%
Fairmount Minerals Ltd. Tranche B, term loan 5.25% 3/15/17 (k)		$ 6,907	$ 6,873
Summit Materials LLC Tranche B, term loan 6% 1/30/19 (k)		1,573	1,583
			8,456
Metals & Mining - 0.1%
Fortescue Metals Group Ltd. Tranche B, term loan 5.25% 10/18/17 (k)		9,716	9,789
MRC Global, Inc. Tranche B, term loan 6.2525% 11/9/19 (k)		8,963	8,996
Walter Energy, Inc. Tranche B, term loan 5.75% 4/1/18 (k)		1,232	1,239
			20,024
TOTAL MATERIALS			29,399
TELECOMMUNICATION SERVICES - 0.4%
Diversified Telecommunication Services - 0.1%
Level 3 Financing, Inc. Tranche B 2LN, term loan 4.75% 8/1/19 (k)		14,550	14,605
Wireless Telecommunication Services - 0.3%
Crown Castle Operating Co. Tranche B, term loan 4% 1/31/19 (k)		4,925	4,950
Digicel International Finance Ltd. Tranche D 1LN, term loan 3.8125% 3/31/17 (k)		3,385	3,267
Intelsat Jackson Holdings SA:
term loan 3.21% 2/1/14 (k)		7,335	7,326
Tranche B, term loan 4.5% 4/2/18 (k)		16,519	16,664
Vodafone Americas Finance 2, Inc. term loan 6.875% 8/11/15		485	495
			32,702
TOTAL TELECOMMUNICATION SERVICES			47,307
Floating Rate Loans - continued
		Principal Amount (000s) (d)	Value (000s)
UTILITIES - 0.7%
Electric Utilities - 0.5%
Essential Power LLC Tranche B, term loan 5.5% 8/8/19 (k)		$ 3,079	$ 3,125
Texas Competitive Electric Holdings Co. LLC/Texas Competitive Electric Holdings Finance, Inc. Tranche B, term loan 4.7458% 10/10/17 (k)		88,051	59,325
			62,450
Gas Utilities - 0.0%
Everest Acquisition LLC Tranche B 1LN, term loan 5% 4/24/18 (k)		2,650	2,663
Independent Power Producers & Energy Traders - 0.2%
Calpine Corp. Tranche B, term loan 4.5% 4/1/18 (k)		7,794	7,872
LSP Madison Funding LLC Tranche 1LN, term loan 5.5% 6/28/19 (k)		5,544	5,614
The AES Corp. Tranche B, term loan 4.25% 5/27/18 (k)		6,991	7,061
			20,547
TOTAL UTILITIES			85,660
TOTAL FLOATING RATE LOANS (Cost $560,659)			562,839
Sovereign Loan Participations - 0.1%

Indonesian Republic loan participation:
Citibank 1.25% 12/14/19 (k)		5,040	4,763
Goldman Sachs 1.25% 12/14/19 (k)		4,619	4,365
1.25% 12/14/19 (k)		3,507	3,314
TOTAL SOVEREIGN LOAN PARTICIPATIONS (Cost $11,662)			12,442
Fixed-Income Funds - 0.5%
	Shares
Fidelity Floating Rate Central Fund (l) (Cost $39,099)	574,640	60,326
Preferred Securities - 0.3%
	Principal Amount (000s) (d)	Value (000s)
CONSUMER DISCRETIONARY - 0.0%
Media - 0.0%
Globo Comunicacoes e Participacoes SA 6.25% (e)(g)(h)	$ 5,610	$ 6,184
CONSUMER STAPLES - 0.0%
Food Products - 0.0%
Cosan Overseas Ltd. 8.25% (h)	1,555	1,727
FINANCIALS - 0.2%
Commercial Banks - 0.0%
Wells Fargo & Co. 7.98% (h)(k)	2,035	2,384
Diversified Financial Services - 0.2%
Bank of America Corp.:
8% (h)(k)	3,065	3,475
8.125% (h)(k)	2,245	2,499
Citigroup, Inc. 5.95% (h)(k)	11,880	12,151
		18,125
TOTAL FINANCIALS		20,509
INDUSTRIALS - 0.0%
Construction & Engineering - 0.0%
Odebrecht Finance Ltd. 7.5% (Reg. S) (h)	350	384
MATERIALS - 0.1%
Metals & Mining - 0.1%
CSN Islands XII Corp. 7% (Reg. S) (h)	7,940	8,113
TOTAL PREFERRED SECURITIES (Cost $33,687)		36,917
Other - 0.0%
	Shares
Other - 0.0%
Idearc, Inc. Claim (a) (Cost $0)	1,675,371	0
Money Market Funds - 4.0%
	Shares	Value (000s)
Fidelity Cash Central Fund, 0.18% (b) (Cost $494,738)	494,737,505	$ 494,738
TOTAL INVESTMENT PORTFOLIO - 100.7% (Cost $11,691,323)		12,427,192
NET OTHER ASSETS (LIABILITIES) (r) - (0.7)%		(90,160)
NET ASSETS - 100%		$ 12,337,032
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Treasury Contracts
478 CBOT 2-Year U.S. Treasury Note Contracts	March 2013	$ 105,384	$ 7
77 CBOT 30 Year U.S. Treasury Bond Contracts	March 2013	11,358	(93)
28 CBOT Ultra Long Term U.S. Treasury Bond Contracts	March 2013	4,553	(61)
TOTAL TREASURY CONTRACTS		$ 121,295	$ (147)
The face value of futures purchased as a percentage of net assets is 1%
Swap Agreements
Interest Rate Swaps
Counterparty	Expiration Date	Notional Amount (000s)	Payment Received	Payment Paid	Value (000s)	Upfront Premium Received/ (Paid) (000s)	Unrealized Appreciation/(Depreciation) (000s)
Deutsche Bank AG	Nov. 2014	$ 41,200	3-month LIBOR	0.38%	$ 4	$ 0	$ 4
JPMorgan Chase, Inc.	Nov. 2014	29,500	3-month LIBOR	0.38%	12	0	12
Deutsche Bank AG	Nov. 2017	13,200	3-month LIBOR	0.83%	(3)	0	(3)
JPMorgan Chase, Inc.	Nov. 2017	9,300	3-month LIBOR	0.76%	34	0	34
Swap Agreements - continued
Interest Rate Swaps - continued
Counterparty	Expiration Date	Notional Amount (000s)	Payment Received	Payment Paid	Value (000s)	Upfront Premium Received/ (Paid) (000s)	Unrealized Appreciation/(Depreciation) (000s)
Deutsche Bank AG	Nov. 2022	$ 13,400	3-month LIBOR	1.76%	$ 15	$ 0	$ 15
JPMorgan Chase, Inc.	Nov. 2022	9,000	3-month LIBOR	1.62%	137	0	137
JPMorgan Chase, Inc.	Jun. 2042	2,400	3-month LIBOR	2.44%	174	0	174
Deutsche Bank AG	Nov. 2042	8,000	3-month LIBOR	2.65%	212	0	212
JPMorgan Chase, Inc.	Nov. 2042	4,200	3-month LIBOR	2.46%	289	0	289
JPMorgan Chase, Inc.	Dec. 2042	33,532	3-month LIBOR	2.58%	1,415	0	1,415
TOTAL INTEREST RATE SWAPS					$ 2,289	$ 0	$ 2,289
Currency Abbreviations
BRL	-	Brazilian real
CAD	-	Canadian dollar
EUR	-	European Monetary Unit
GBP	-	British pound
JPY	-	Japanese yen
NGN	-	Nigerian naira
RUB	-	Russian ruble
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) Non-income producing - Security is in default.
(d) Amount is stated in United States dollars unless otherwise noted.
(e) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(f) Security or a portion of the security is on loan at period end.

(g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,126,269,000 or 17.2% of net assets.

(h) Security is perpetual in nature with no stated maturity date.
(i) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(j) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $499,000.
(k) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(l) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at advisor.fidelity.com. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(m) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.
(n) Principal Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans.
(o) Quantity represents share amount.
(p) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.
(q) Investment is owned by an entity that is treated as a corporation for U.S. tax purposes which is owned by the Fund.
(r) Includes cash collateral of $15,152,000 from securities on loan.

(s) Position or a portion of the position represents an unfunded loan commitment. At period end, the total principal amount and market value of unfunded commitments totaled $899,000 and $890,000, respectively. The coupon rate will be determined at time of settlement.

(t) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $9,331,000 or 0.1% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Aleris International, Inc.	6/1/10	$ 1,341
HMH Holdings, Inc. warrants 3/9/17	3/9/10	$ 185
HMH Holdings, Inc. warrants 6/22/19	6/22/12	$ 62
RDA Holding Co. warrants 2/19/14	2/27/07	$ 3,000
Station Holdco LLC	6/17/11 - 3/15/12	$ 5,096
Station Holdco LLC warrants 6/15/18	4/29/08 - 11/25/08	$ 15,268
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 977
Fidelity Floating Rate Central Fund	4,968
Total	$ 5,945
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Floating Rate Central Fund	$ 123,932	$ -	$ 69,770	$ 60,326	3.8%
Other Information

The following is a summary of the inputs used, as of December 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 19,066	$ 7,226	$ 4,240	$ 7,600
Consumer Staples	1,065	-	655	410
Financials	61,219	29,569	31,650	-
Industrials	25,290	18,006	-	7,284
Information Technology	1,193	1,193	-	-
Materials	4,007	425	-	3,582
Utilities	199	199	-	-
Corporate Bonds	4,692,610	-	4,692,011	599
U.S. Government and Government Agency Obligations	2,623,593	-	2,623,593	-
U.S. Government Agency - Mortgage Securities	549,802	-	549,802	-
Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities: - continued
Asset-Backed Securities	$ 2,467	$ -	$ 2,467	$ -
Collateralized Mortgage Obligations	423,949	-	423,949	-
Commercial Mortgage Securities	186,915	-	186,915	-
Foreign Government and Government Agency Obligations	2,668,555	-	2,662,312	6,243
Floating Rate Loans	562,839	-	562,830	9
Sovereign Loan Participations	12,442	-	-	12,442
Fixed-Income Funds	60,326	60,326	-	-
Preferred Securities	36,917	-	36,917	-
Other	-	-	-	-
Money Market Funds	494,738	494,738	-	-
Total Investments in Securities:	$ 12,427,192	$ 611,682	$ 11,777,341	$ 38,169
Derivative Instruments:
Assets
Futures Contracts	$ 7	$ 7	$ -	$ -
Swap Agreements	2,292	-	2,292	-
Total Assets	$ 2,299	$ 7	$ 2,292	$ -
Liabilities
Futures Contracts	$ (154)	$ (154)	$ -	$ -
Swap Agreements	(3)	-	(3)	-
Total Liabilities	$ (157)	$ (154)	$ (3)	$ -
Total Derivative Instruments:	$ 2,142	$ (147)	$ 2,289	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of December 31, 2012. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value (Amounts in thousands)
	Asset	Liability
Interest Rate Risk
Futures Contracts (a)	$ 7	$ (154)
Swap Agreements (b)	2,292	(3)
Total Value of Derivatives	$ 2,299	$ (157)

(a) Reflects cumulative appreciation/(depreciation) on futures contracts as disclosed on the Schedule of Investments. Only the period end variation margin is separately disclosed on the Statement of Assets and Liabilities.

(b) Value is disclosed on the Statement of Assets and Liabilities in the Swap agreements, at value line-items.
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows. (Unaudited)
United States of America	65.8%
Canada	2.9%
Germany	2.6%
United Kingdom	2.6%
Italy	2.4%
Venezuela	2.3%
Japan	2.2%
Luxembourg	1.8%
Netherlands	1.4%
Mexico	1.3%
Turkey	1.2%
Bermuda	1.2%
Russia	1.0%
Argentina	1.0%
Indonesia	1.0%
Others (Individually Less Than 1%)	9.3%
100.0%
The information in the above table is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's fixed-income central funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	December 31, 2012

Assets
Investment in securities, at value (including securities loaned of $14,834) - See accompanying schedule: Unaffiliated issuers (cost $11,157,486)	$ 11,872,128
Fidelity Central Funds (cost $533,837)	555,064
Total Investments (cost $11,691,323)		$ 12,427,192
Cash		20,168
Foreign currency held at value (cost $5)		5
Receivable for investments sold		138,956
Receivable for fund shares sold		20,421
Dividends receivable		56
Interest receivable		136,366
Distributions receivable from Fidelity Central Funds		362
Swap agreements, at value		2,292
Prepaid expenses		29
Other receivables		33
Total assets		12,745,880

Liabilities
Payable for investments purchased Regular delivery	$ 161,880
Delayed delivery	185,175
Payable for fund shares redeemed	27,667
Distributions payable	7,559
Swap agreements, at value	3
Accrued management fee	5,794
Distribution and service plan fees payable	3,501
Payable for daily variation margin on futures contracts	103
Other affiliated payables	1,582
Other payables and accrued expenses	432
Collateral on securities loaned, at value	15,152
Total liabilities		408,848

Net Assets		$ 12,337,032
Net Assets consist of:
Paid in capital		$ 11,554,674
Undistributed net investment income		72,826
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(25,189)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		734,721
Net Assets		$ 12,337,032

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	December 31, 2012

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($5,582,381 ÷ 440,037 shares)	$ 12.69

Maximum offering price per share (100/96.00 of $12.69)	$ 13.22
Class T: Net Asset Value and redemption price per share ($1,554,029 ÷ 122,559 shares)	$ 12.68

Maximum offering price per share (100/96.00 of $12.68)	$ 13.21
Class B: Net Asset Value and offering price per share ($203,684 ÷ 16,007 shares)A	$ 12.72

Class C: Net Asset Value and offering price per share ($2,238,141 ÷ 176,840 shares)A	$ 12.66

Institutional Class: Net Asset Value, offering price and redemption price per share ($2,758,797 ÷ 214,839 shares)	$ 12.84

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Year ended December 31, 2012

Investment Income
Dividends		$ 4,238
Interest		536,341
Income from Fidelity Central Funds		5,945
Total income		546,524

Expenses
Management fee	$ 64,174
Transfer agent fees	16,411
Distribution and service plan fees	39,339
Accounting and security lending fees	1,630
Custodian fees and expenses	373
Independent trustees' compensation	40
Registration fees	639
Audit	123
Legal	47
Interest	1
Miscellaneous	99
Total expenses before reductions	122,876
Expense reductions	(5)	122,871
Net investment income (loss)		423,653
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	150,943
Fidelity Central Funds	22,958
Foreign currency transactions	703
Futures contracts	3,361
Swap agreements	13
Total net realized gain (loss)		177,978
Change in net unrealized appreciation (depreciation) on: Investment securities	512,169
Assets and liabilities in foreign currencies	(920)
Futures contracts	(293)
Swap agreements	2,289
Delayed delivery commitments	2
Total change in net unrealized appreciation (depreciation)		513,247
Net gain (loss)		691,225
Net increase (decrease) in net assets resulting from operations		$ 1,114,878

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

Amounts in thousands	Year ended December 31, 2012	Year ended December 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 423,653	$ 400,169
Net realized gain (loss)	177,978	197,810
Change in net unrealized appreciation (depreciation)	513,247	(203,634)
Net increase (decrease) in net assets resulting from operations	1,114,878	394,345
Distributions to shareholders from net investment income	(387,905)	(430,975)
Distributions to shareholders from net realized gain	(183,452)	(225,437)
Total distributions	(571,357)	(656,412)
Share transactions - net increase (decrease)	1,696,996	1,221,796
Total increase (decrease) in net assets	2,240,517	959,729

Net Assets
Beginning of period	10,096,515	9,136,786
End of period (including undistributed net investment income of $72,826 and undistributed net investment income of $72,067, respectively)	$ 12,337,032	$ 10,096,515

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended December 31,	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 12.07	$ 12.38	$ 12.13	$ 9.77	$ 11.62
Income from Investment Operations
Net investment income (loss) C	.479	.536	.622	.681	.600
Net realized and unrealized gain (loss)	.776	.009 F	.500	2.345	(1.826)
Total from investment operations	1.255	.545	1.122	3.026	(1.226)
Distributions from net investment income	(.442)	(.572)	(.582)	(.566)	(.554)
Distributions from net realized gain	(.193)	(.283)	(.290)	(.100)	(.070)
Total distributions	(.635)	(.855)	(.872)	(.666)	(.624)
Net asset value, end of period	$ 12.69	$ 12.07	$ 12.38	$ 12.13	$ 9.77
Total Return A,B	10.57%	4.47%	9.48%	31.74%	(10.98)%
Ratios to Average Net Assets D,G
Expenses before reductions	.98%	.99%	.99%	1.01%	1.02%
Expenses net of fee waivers, if any	.98%	.99%	.99%	1.01%	1.02%
Expenses net of all reductions	.98%	.99%	.99%	1.01%	1.02%
Net investment income (loss)	3.83%	4.29%	5.00%	6.14%	5.49%
Supplemental Data
Net assets, end of period (in millions)	$ 5,582	$ 4,746	$ 4,169	$ 3,725	$ 2,174
Portfolio turnover rate E	126%	221%	207%	202%	255%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended December 31,	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 12.07	$ 12.38	$ 12.12	$ 9.77	$ 11.62
Income from Investment Operations
Net investment income (loss) C	.479	.536	.621	.675	.607
Net realized and unrealized gain (loss)	.766	.009 F	.511	2.341	(1.832)
Total from investment operations	1.245	.545	1.132	3.016	(1.225)
Distributions from net investment income	(.442)	(.572)	(.582)	(.566)	(.555)
Distributions from net realized gain	(.193)	(.283)	(.290)	(.100)	(.070)
Total distributions	(.635)	(.855)	(.872)	(.666)	(.625)
Net asset value, end of period	$ 12.68	$ 12.07	$ 12.38	$ 12.12	$ 9.77
Total Return A,B	10.49%	4.48%	9.57%	31.64%	(10.97)%
Ratios to Average Net Assets D,G
Expenses before reductions	.98%	.98%	.99%	1.01%	1.01%
Expenses net of fee waivers, if any	.98%	.98%	.99%	1.01%	1.01%
Expenses net of all reductions	.98%	.98%	.99%	1.01%	1.01%
Net investment income (loss)	3.83%	4.29%	5.00%	6.14%	5.50%
Supplemental Data
Net assets, end of period (in millions)	$ 1,554	$ 1,471	$ 1,571	$ 1,579	$ 1,337
Portfolio turnover rate E	126%	221%	207%	202%	255%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended December 31,	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 12.11	$ 12.42	$ 12.16	$ 9.80	$ 11.65
Income from Investment Operations
Net investment income (loss) C	.391	.449	.535	.600	.525
Net realized and unrealized gain (loss)	.765	.007 F	.509	2.348	(1.831)
Total from investment operations	1.156	.456	1.044	2.948	(1.306)
Distributions from net investment income	(.353)	(.483)	(.494)	(.488)	(.474)
Distributions from net realized gain	(.193)	(.283)	(.290)	(.100)	(.070)
Total distributions	(.546)	(.766)	(.784)	(.588)	(.544)
Net asset value, end of period	$ 12.72	$ 12.11	$ 12.42	$ 12.16	$ 9.80
Total Return A,B	9.67%	3.72%	8.77%	30.72%	(11.60)%
Ratios to Average Net Assets D,G
Expenses before reductions	1.69%	1.69%	1.70%	1.72%	1.76%
Expenses net of fee waivers, if any	1.69%	1.69%	1.70%	1.72%	1.75%
Expenses net of all reductions	1.69%	1.69%	1.70%	1.72%	1.75%
Net investment income (loss)	3.12%	3.59%	4.30%	5.43%	4.76%
Supplemental Data
Net assets, end of period (in millions)	$ 204	$ 244	$ 307	$ 348	$ 267
Portfolio turnover rate E	126%	221%	207%	202%	255%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended December 31,	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 12.05	$ 12.36	$ 12.10	$ 9.76	$ 11.60
Income from Investment Operations
Net investment income (loss) C	.384	.441	.528	.597	.517
Net realized and unrealized gain (loss)	.767	.010 F	.512	2.327	(1.817)
Total from investment operations	1.151	.451	1.040	2.924	(1.300)
Distributions from net investment income	(.348)	(.478)	(.490)	(.484)	(.470)
Distributions from net realized gain	(.193)	(.283)	(.290)	(.100)	(.070)
Total distributions	(.541)	(.761)	(.780)	(.584)	(.540)
Net asset value, end of period	$ 12.66	$ 12.05	$ 12.36	$ 12.10	$ 9.76
Total Return A,B	9.68%	3.71%	8.77%	30.60%	(11.59)%
Ratios to Average Net Assets D,G
Expenses before reductions	1.73%	1.74%	1.74%	1.75%	1.79%
Expenses net of fee waivers, if any	1.73%	1.74%	1.74%	1.75%	1.79%
Expenses net of all reductions	1.73%	1.74%	1.74%	1.75%	1.79%
Net investment income (loss)	3.08%	3.54%	4.26%	5.40%	4.72%
Supplemental Data
Net assets, end of period (in millions)	$ 2,238	$ 1,824	$ 1,609	$ 1,336	$ 800
Portfolio turnover rate E	126%	221%	207%	202%	255%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended December 31,	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 12.21	$ 12.52	$ 12.25	$ 9.87	$ 11.72
Income from Investment Operations
Net investment income (loss) B	.514	.570	.657	.710	.635
Net realized and unrealized gain (loss)	.779	.003 E	.514	2.361	(1.835)
Total from investment operations	1.293	.573	1.171	3.071	(1.200)
Distributions from net investment income	(.470)	(.600)	(.611)	(.591)	(.580)
Distributions from net realized gain	(.193)	(.283)	(.290)	(.100)	(.070)
Total distributions	(.663)	(.883)	(.901)	(.691)	(.650)
Net asset value, end of period	$ 12.84	$ 12.21	$ 12.52	$ 12.25	$ 9.87
Total Return A	10.78%	4.66%	9.80%	31.92%	(10.67)%
Ratios to Average Net Assets C,F
Expenses before reductions	.75%	.76%	.76%	.78%	.78%
Expenses net of fee waivers, if any	.75%	.76%	.76%	.78%	.78%
Expenses net of all reductions	.75%	.76%	.76%	.78%	.78%
Net investment income (loss)	4.07%	4.52%	5.23%	6.37%	5.73%
Supplemental Data
Net assets, end of period (in millions)	$ 2,759	$ 1,812	$ 1,481	$ 1,156	$ 750
Portfolio turnover rate D	126%	221%	207%	202%	255%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended December 31, 2012

(Amounts in thousands except percentages)

1. Organization.

Fidelity Advisor Strategic Income Fund (the Fund) is a fund of Fidelity Advisor Series II (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The following summarizes the Fund's investment in each non-money market Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices
Fidelity Floating Rate Central Fund	FMR Co., Inc. (FMRC)	Seeks a high level of income by normally investing in floating rate loans and other floating rate securities.	Delayed Delivery & When Issued Securities Loans & Direct Debt Instruments Repurchase Agreements Restricted Securities

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Notes to Financial Statements - continued

(Amounts in thousands except percentages)

2. Investments in Fidelity Central Funds - continued

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at advisor.fidelity.com. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

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3. Significant Accounting Policies - continued

Investment Valuation - continued

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, floating rate loans, foreign government and government agency obligations, preferred securities, U.S. government and government agency obligations, and sovereign loan participations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices and are generally categorized as Level 2 in the hierarchy. For asset backed securities, collateralized mortgage obligations, commercial mortgage securities, and U.S. government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy. Swap agreements are marked-to-market daily based on valuations from third party pricing vendors or broker-supplied valuations. Pricing vendors utilize matrix pricing which considers comparisons to interest rate curves, credit spread curves, default possibilities and recovery rates and, as a result, swap agreements are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities and swap agreements may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the

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(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Valuation - continued

hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of December 31, 2012, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are

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3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. The principal amount on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to interest income even though principal is not received until maturity. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. As of December 31, 2012, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

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(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, swap agreements, foreign currency transactions, market discount, partnerships, deferred trustees compensation and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 877,851
Gross unrealized depreciation	(113,339)
Net unrealized appreciation (depreciation) on securities and other investments	$ 764,512

Tax Cost	$ 11,662,680

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$ 19,346
Undistributed long-term capital gain	$ 698
Net unrealized appreciation (depreciation)	$ 763,677

The tax character of distributions paid was as follows:

	December 31, 2012	December 31, 2011
Ordinary Income	$ 469,242	$ 499,338
Long-term Capital Gains	102,115	157,074
Total	$ 571,357	$ 656,412

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3. Significant Accounting Policies - continued

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. During the period, the Fund transacted in TBA securities that involved buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. The Fund may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or the Fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to the Fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

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(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund invests in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the Fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment or participation, or may be made directly to a borrower. The Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these loans. The Fund also invests in unfunded loan commitments, which are contractual obligations for future funding. Information regarding unfunded commitments is included at the end of the Fund's Schedule of Investments.

New Accounting Pronouncement. In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts and swap agreements. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

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Risk Exposures and the Use of Derivative Instruments - continued

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as swap agreements, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement on a bilateral basis with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded futures

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(Amounts in thousands except percentages)

4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to exchange-traded futures contracts is mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Interest Rate Risk
Futures Contracts	$ 3,361	$ (293)
Swap Agreements	13	2,289
Totals (a)	$ 3,374	$ 1,996

(a) A summary of the value of derivatives by primary risk exposure as of period end, is included at the end of the Schedule of Investments and is representative of activity for the period

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the bond market and to fluctuations in interest rates .

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is included in the Statement of Operations.

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4. Derivative Instruments - continued

Futures Contracts - continued

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

Swap Agreements. A swap agreement (swap) is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount.

Swaps are marked-to-market daily and changes in value are reflected in the Statement of Assets and Liabilities in the swap agreements at value line items. Any upfront premiums paid or received upon entering a swap to compensate for differences between stated terms of the agreement and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded in net unrealized appreciation (depreciation) in the Statement of Assets and Liabilities and amortized to realized gain or (loss) ratably over the term of the swap. Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Realized gain or (loss) is also recorded in the event of an early termination of a swap. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is included in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swap Agreements."

Interest Rate Swaps. Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

5. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities and U.S. government securities, aggregated $7,072,637 and $6,078,428, respectively.

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(Amounts in thousands except percentages)

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .57% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 13,091	$ 165
Class T	-%	.25%	3,767	42
Class B	.65%	.25%	2,013	1,457
Class C	.75%	.25%	20,468	4,528
			$ 39,339	$ 6,192

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 689
Class T	121
Class B*	323
Class C*	226
$ 1,359

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

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6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each applicable class were as follows:

	Amount	% of Average Net Assets
Class A	$ 7,275.14
Class T	2,098.14
Class B	446.20
Class C	2,892.14
Institutional Class	3,700.16
	$ 16,411

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 16,383.48%		$ -*

* Amount represents two hundred eighteen dollars

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(Amounts in thousands except percentages)

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $30 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is maintained at the Fund's custodian and/or invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income. Total security lending income during the period amounted to $126.

9. Bank Borrowings.

The Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity requirements. The Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. The average loan balance during the period for which loans were outstanding amounted to $23,122. The weighted average interest rate was .66%. The interest expense amounted to four hundred twenty-four dollars under the bank borrowing program. At period end, there were no bank borrowings outstanding.

Annual Report

10. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $3 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $2.

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended December 31,	2012	2011
From net investment income
Class A	$ 184,852	$ 205,948
Class T	53,316	68,991
Class B	6,329	10,324
Class C	56,930	66,420
Institutional Class	86,478	79,292
Total	$ 387,905	$ 430,975
From net realized gain
Class A	$ 83,442	$ 105,689
Class T	23,291	33,932
Class B	3,121	5,842
Class C	33,426	40,648
Institutional Class	40,172	39,326
Total	$ 183,452	$ 225,437

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended December 31,	2012	2011	2012	2011
Class A
Shares sold	127,635	126,923	$ 1,591,154	$ 1,585,126
Reinvestment of distributions	16,767	20,017	210,697	246,096
Shares redeemed	(97,467)	(90,489)	(1,216,353)	(1,129,354)
Net increase (decrease)	46,935	56,451	$ 585,498	$ 701,868
Class T
Shares sold	25,754	25,003	$ 322,003	$ 311,991
Reinvestment of distributions	5,144	6,988	64,574	85,992
Shares redeemed	(30,210)	(36,994)	(377,041)	(461,831)
Net increase (decrease)	688	(5,003)	$ 9,536	$ (63,848)

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

12. Share Transactions - continued

	Shares		Dollars
Years ended December 31,	2012	2011	2012	2011
Class B
Shares sold	1,036	1,555	$ 12,969	$ 19,480
Reinvestment of distributions	585	1,018	7,368	12,558
Shares redeemed	(5,747)	(7,166)	(71,921)	(89,747)
Net increase (decrease)	(4,126)	(4,593)	$ (51,584)	$ (57,709)
Class C
Shares sold	46,989	44,256	$ 585,374	$ 551,111
Reinvestment of distributions	5,565	6,683	69,818	81,884
Shares redeemed	(27,147)	(29,665)	(338,449)	(369,130)
Net increase (decrease)	25,407	21,274	$ 316,743	$ 263,865
Institutional Class
Shares sold	108,793	67,033	$ 1,371,632	$ 846,232
Reinvestment of distributions	7,682	6,936	97,784	86,262
Shares redeemed	(49,978)	(43,944)	(632,613)	(554,874)
Net increase (decrease)	66,497	30,025	$ 836,803	$ 377,620

13. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

14. Credit Risk.

The Fund's relatively large investment in countries with limited or developing capital markets may involve greater risks than investments in more developed markets and the prices of such investments may be volatile. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of the Fund's investments and the income they generate, as well as the Fund's ability to repatriate such amounts.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Advisor Series II and Shareholders of Fidelity Advisor Strategic Income Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Advisor Strategic Income Fund (the Fund), a fund of Fidelity Advisor Series II, including the schedule of investments, as of December 31, 2012, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2012, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Advisor Strategic Income Fund as of December 31, 2012, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

February 22, 2013

Annual Report

Trustees and Officers

The Trustees, Member of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 218 funds advised by FMR or an affiliate. Mr. Curvey oversees 452 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the month in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Member hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Annual Report

Trustees and Officers - continued

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Albert R. Gamper, Jr. serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds and another Board oversees Fidelity's equity and high income funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupations and Other Relevant Experience+
Abigail P. Johnson (51)

Year of Election or Appointment: 2009

Ms. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Ms. Johnson serves as President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (2011-present), Chairman and Director of FMR (2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

James C. Curvey (77)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupations and Other Relevant Experience+
Albert R. Gamper, Jr. (70)

Year of Election or Appointment: 2006

Mr. Gamper is Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2012-present). Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Barnabas Health Care System. Previously, Mr. Gamper served as Vice Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2011-2012) and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (61)

Year of Election or Appointment: 2010

Mr. Gartland is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (65)

Year of Election or Appointment: 2008

Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present), AGL Resources, Inc. (holding company, 2002-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (58)

Year of Election or Appointment: 2009

Previously, Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity Fixed Income and Asset Allocation Funds (2008-2009). Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management (2003-2005). Mr. Kenneally was a Director of the Credit Suisse Funds (U.S. mutual funds, 2004-2008) and certain other closed-end funds (2004-2005) and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (72)

Year of Election or Appointment: 2007

Mr. Keyes serves as a member of the Boards of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002) and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, since 1998). Prior to his retirement, Mr. Keyes served as Chairman and Chief Executive Officer of Johnson Controls (automotive, building, and energy, 1998-2002) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (66)

Year of Election or Appointment: 2001

Ms. Knowles is Vice Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2012-present). Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is an Honorary Trustee of the Brookings Institution and a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California and the Foundation Board of the School of Architecture at the University of Virginia (2007-present). Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007).

Kenneth L. Wolfe (73)

Year of Election or Appointment: 2005

Prior to his retirement, Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer (1994-2001) of Hershey Foods Corporation. He also served as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (personal care products, 2004-2009). Mr. Wolfe previously served as Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2008-2012).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Advisory Board Member and Executive Officers:

Correspondence intended for Elizabeth S. Acton may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for each executive officer may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Elizabeth S. Acton (61)

Year of Election or Appointment: 2013

Member of the Advisory Board. Ms. Acton also serves as Trustee or Member of the Advisory Board of other Fidelity Fixed Income and Asset Allocation Funds (2013-present). Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (November 2011-April 2012), Executive Vice President, Chief Financial Officer (April 2002-November 2011), and Treasurer (May 2004-May 2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present).

Stephanie J. Dorsey (43)

Year of Election or Appointment: 2013

President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Dorsey also serves as Assistant Treasurer of other Fidelity funds (2010-present) and is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds (2008-2013), Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Charles S. Morrison (52)

Year of Election or Appointment: 2012

Vice President of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Morrison also serves as President, Fixed Income and is an employee of Fidelity Investments. Previously, Mr. Morrison served as Vice President of Fidelity's Money Market Funds (2005-2009), President, Money Market Group Leader of FMR (2009), and Senior Vice President, Money Market Group of FMR (2004-2009). Mr. Morrison also served as Vice President of Fidelity's Bond Funds (2002-2005), certain Balanced Funds (2002-2005), and certain Asset Allocation Funds (2002-2007), and as Senior Vice President (2002-2005) of Fidelity's Fixed Income Division.

Derek L. Young (48)

Year of Election or Appointment: 2009

Vice President of Fidelity's Asset Allocation Funds. Mr. Young is also a Trustee of other investment companies advised by Strategic Advisers, Inc. (Strategic Advisers) (2012-present), President and a Director of Strategic Advisers (2011-present), President of Fidelity Global Asset Allocation (GAA) (2011-present), and Vice Chairman of Pyramis Global Advisors LLC (2011-present). Previously, Mr. Young served as Chief Investment Officer of GAA (2009-2011) and as a portfolio manager.

Andrew Windmueller (52)

Year of Election or Appointment: 2012

Vice President of Fidelity's Asset Allocation Funds. Mr. Windmueller also serves as Chief Investment Officer of Strategic Advisers, Inc. (2011-present), Chief Investment Officer for Global Asset Allocation Multi-Asset Class Strategies (2011-present), and is an employee of Fidelity Investments (2000-present).

Scott C. Goebel (44)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as Secretary of Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); Secretary and CLO of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); employed by FMR LLC or an affiliate (2001-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Ramon Herrera (38)

Year of Election or Appointment: 2012

Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Herrera also serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2004-present).

Elizabeth Paige Baumann (44)

Year of Election or Appointment: 2012

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Baumann also serves as AML Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2012-present), Chief AML Officer of FMR LLC (2012-present), and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

Christine Reynolds (54)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Michael H. Whitaker (45)

Year of Election or Appointment: 2008

Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Whitaker also serves as Chief Compliance Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present). Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Joseph F. Zambello (55)

Year of Election or Appointment: 2011

Deputy Treasurer of the Fidelity funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of FMR's Program Management Group (2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Stephen Sadoski (41)

Year of Election or Appointment: 2013

Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Sadoski also serves as Deputy Treasurer of other Fidelity funds (2012-present) and is an employee of Fidelity Investments (2012-present). Previously, Mr. Sadoski served as Assistant Treasurer of Fidelity's Fixed Income and Asset Allocation Funds (2012-2013), an assistant chief accountant in the Division of Investment Management of the Securities and Exchange Commission (SEC) (2009-2012) and as a senior manager at Deloitte & Touche (1997-2009).

Adrien E. Deberghes (45)

Year of Election or Appointment: 2010

Assistant Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Deberghes also serves as Vice President and Assistant Treasurer (2011-present) and Deputy Treasurer (2008-present) of other Fidelity funds, and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Kenneth B. Robins (43)

Year of Election or Appointment: 2009

Assistant Treasurer of the Fidelity Fixed Income and Asset Allocation Funds. Mr. Robins also serves as President and Treasurer of other Fidelity funds (2008-present; 2010-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Deputy Treasurer of the Fidelity funds (2005-2008) and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Gary W. Ryan (54)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Jonathan Davis (44)

Year of Election or Appointment: 2010

Assistant Treasurer of the Fidelity funds. Mr. Davis is also Assistant Treasurer of Fidelity Rutland Square Trust II and Fidelity Commonwealth Trust II. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Annual Report

Distributions (Unaudited)

The Board of Trustees of Advisor Strategic Income Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities:

	Pay Date	Record Date	Capital Gains
Institutional Class	02/19/2013	02/15/2013	$0.002

The fund hereby designates as a capital gain dividend with respect to the taxable year ended December 31, 2012, $98,804,278, or, if subsequently determined to be different, the net capital gain of such year.

A total of 6.22% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $248,925,831 of distributions paid during the period January 1, 2012 to December 31, 2012 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund will notify shareholders in January 2013 of amounts for use in preparing 2012 income tax returns.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Advisor Strategic Income Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established three standing committees, Operations, Audit, and Governance and Nominating, each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and, among other matters, considers matters specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its September 2012 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale exist and would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts is fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Annual Report

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of the Investment Advisers' investment staff, including its size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, managing, and compensating investment personnel. The Board also noted that FMR has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. The Board also believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered the Investment Advisers' trading and risk management capabilities and resources, which are an integral part of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and support of the senior management team that oversees asset management; (ii) persisting in efforts to enhance Fidelity's research capabilities, in particular, international research; (iii) launching new funds and making other enhancements to meet client needs for global and income-oriented solutions; (iv) continuing to launch dedicated lower cost underlying funds to meet investment management's portfolio construction needs related to expanding underlying fund options, specifically for the Freedom Fund product lines; (v) adopting a sector neutral investment approach for certain funds and utilizing a team of portfolio managers to manage certain sector-neutral funds; (vi) rationalizing product lines and gaining increased efficiencies through combinations of several funds with other funds; (vii) strengthening the Spartan Index Fund product line by adding new funds and/or new low-cost institutional share classes, restructuring fund expenses to accommodate new classes, and reducing investment minimums for certain classes of shares; (viii) modifying the eligibility criteria for Institutional Class shares to increase their appeal to government entities and charitable investors; and (ix) reducing certain transfer agent fee rates.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for each class, as well as the fund's relative investment performance for each class measured over multiple periods against (i) a proprietary custom index, and (ii) a peer group of mutual funds deemed appropriate by Fidelity and reviewed by the Board. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2011, the cumulative total returns of Institutional Class (Class I) and Class C of the fund, the cumulative total returns of a proprietary custom index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Morningstar, Inc. as having an investment style similar to that of the fund based on underlying portfolio holdings. The returns of Institutional Class (Class I) and Class C show the performance of the highest and lowest performing classes, respectively (based on five-year performance). The box within each chart shows the 25th percentile return (top of box) and the 75th percentile return (bottom of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the peer group whose performance was equal to or lower than that of the class indicated. The fund's proprietary custom index is an index developed by FMR that represents the performance of the fund's four general investment categories according to their respective weightings in the fund's neutral mix.

Annual Report

Fidelity Advisor Strategic Income Fund

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of Institutional Class (Class I) of the fund was in the second quartile for the one- and three-year periods and the first quartile for the five-year period. The Board also noted that the investment performance of the fund was lower than its benchmark for the one- and five-year periods, although the three-year cumulative total return of Institutional Class (Class I) compared favorably to its benchmark. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board noted that there was a portfolio management change for the fund in June 2012. The Board also reviewed the fund's performance since inception as well as performance in the current year. The Board will closely monitor the performance of the fund in the coming year.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 26% means that 74% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Annual Report

Fidelity Advisor Strategic Income Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2011.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of each class's total expense ratio, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each class ranked below its competitive median for 2011.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. The Board noted the findings of the 2010 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions. The Board also noted that in 2009, it and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

Annual Report

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the compensation paid to fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's fee structures, including the group fee structure, and the rationale for recommending different fees among different categories of funds and classes; (vi) Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes as well as contractual waivers in place for certain funds; (vii) regulatory and industry developments, including those affecting money market funds and target date funds, and the potential impact to Fidelity; (viii) Fidelity's transfer agent fees, expenses, and services, and drivers for determining the transfer agent fee structure of different funds and classes; (ix) management fee rates charged by FMR or Fidelity entities to other Fidelity clients; (x) the allocation of and historical trends in Fidelity's realization of fall-out benefits; and (xi) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expense ratios for certain funds and classes or to achieve further economies of scale.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

FIL Investments (Japan) Limited

FIL Investment Advisors

FIL Investment Advisors (U.K.) Ltd.

Fidelity Investments Money Management, Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

State Street Bank and Trust Company

Quincy, MA

(Fidelity Investment logo)(registered trademark)

SII-UANN-0213
1.787728.109

Item 2. Code of Ethics

As of the end of the period, December 31, 2012, Fidelity Advisor Series II (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert

The Board of Trustees of the trust has determined that James H. Keyes is an audit committee financial expert, as defined in Item 3 of Form N-CSR.   Mr. Keyes is independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu, and their respective affiliates (collectively, "Deloitte Entities") in each of the last two fiscal years for services rendered to Fidelity Advisor Strategic Income Fund (the "Fund"):

Services Billed by Deloitte Entities

December 31, 2012 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Advisor Strategic Income Fund	$93,000	$-	$7,200	$2,000

December 31, 2011 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Advisor Strategic Income Fund	$92,000	$-	$7,000	$1,400

A Amounts may reflect rounding.

The following table presents fees billed by Deloitte Entities that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Fund and that are rendered on behalf of Fidelity Management & Research Company ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund ("Fund Service Providers"):

Services Billed by Deloitte Entities

	December 31, 2012A	December 31, 2011A
Audit-Related Fees	$910,000	$610,000
Tax Fees	$-	$-
All Other Fees	$955,000	$430,000

A Amounts may reflect rounding.

"Audit-Related Fees" represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

"Tax Fees" represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

"All Other Fees" represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by Deloitte Entities for services rendered to the Fund, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Fund are as follows:

Billed By	December 31, 2012 A	December 31, 2011 A
Deloitte Entities	$1,905,000	$1,145,000

A Amounts may reflect rounding.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by Deloitte Entities to Fund Service Providers to be compatible with maintaining the independence of Deloitte Entities in its audit of the Fund, taking into account representations from Deloitte Entities, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Fund and its related entities and FMR's review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust's Audit Committee must pre-approve all audit and non-audit services provided by a fund's independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee's consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund ("Covered Service") are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair's absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee on a periodic basis.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X ("De Minimis Exception")

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Fund's last two fiscal years relating to services provided to (i) the Fund or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Fund.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the trust's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series II

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	March 1, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	March 1, 2013
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	March 1, 2013